UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-04642
                                                 ---------------

                          The Phoenix Edge Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer                John H. Beers, Esq.
   Counsel and Secretary for Registrant           Vice President and Counsel
      Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                           One American Row
        Hartford, CT 06103-2899                    Hartford, CT 06103-2899
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


THE PHOENIX EDGE SERIES FUND
GLOSSARY
MARCH 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (American Municipal Bond Assurance Corporation)

ETF (EXCHANGE TRADED FUND)
A Fund that tracks an index, but can be traded like a stock.

FGIC (Financial Guaranty Insurance Company)

FSA (Financial Security Assurance, Inc.)

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

MBIA (Municipal Bond Insurance Association)

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

REIT (Real Estate Investment Trust)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SBA
Small Business Administration.

SPONSORED ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all therights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

                          PHOENIX CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)



                                                     SHARES         VALUE
                                                    ---------   -------------
DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--3.1%
  Boeing Co. (The)                                      6,336   $    563,334
  Lockheed Martin Corp.                                45,900      4,453,218
  Rockwell Collins, Inc.                              102,650      6,870,364
  United Technologies Corp.                            13,552        880,880
                                                                ------------
                                                                  12,767,796
                                                                ------------
AIRLINES--1.9%
  Continental Airlines, Inc. Class B (b)(c)           215,850      7,854,781
                                                                ------------
APPAREL RETAIL--1.3%
  American Eagle Outfitters, Inc.                     183,300      5,497,167
                                                                ------------
APPLICATION SOFTWARE--2.4%
  Autodesk, Inc. (b)                                   61,000      2,293,600
  BEA Systems, Inc. (b)                               659,029      7,638,146
                                                                ------------
                                                                   9,931,746
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.7%
  Affiliated Managers Group, Inc. (b)(c)               25,650      2,779,177
  Northern Trust Corp.                                 81,600      4,907,424
  Nuveen Investments, Inc. Class A (c)                 74,900      3,542,770
                                                                ------------
                                                                  11,229,371
                                                                ------------
BIOTECHNOLOGY--1.2%
  Amgen, Inc. (b)                                       6,161        344,277
  Gilead Sciences, Inc. (b)                            61,132      4,676,598
                                                                ------------
                                                                   5,020,875
                                                                ------------
COMMODITY CHEMICALS--2.4%
  Celanese Corp. Series A                             325,800     10,047,672
                                                                ------------
COMMUNICATIONS EQUIPMENT--5.1%
  Avaya, Inc. (b)                                     313,650      3,704,206
  Cisco Systems, Inc. (b)                             518,796     13,244,862
  Motorola, Inc.                                      204,550      3,614,399
  QUALCOMM, Inc.                                       15,745        671,682
                                                                ------------
                                                                  21,235,149
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--1.5%
  Circuit City Stores, Inc.                           102,350      1,896,546
  RadioShack Corp. (c)                                157,050      4,245,061
                                                                ------------
                                                                   6,141,607
                                                                ------------
COMPUTER HARDWARE--2.9%
  Apple, Inc. (b)                                      31,700      2,945,247
  Hewlett-Packard Co.                                 157,066      6,304,629



                                                     SHARES         VALUE
                                                    ---------   -------------
COMPUTER HARDWARE--(CONTINUED)
  International Business Machines
    Corp                                               28,900   $  2,724,114
                                                                ------------
                                                                  11,973,990
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.5%
  QLogic Corp. (b)                                    111,500      1,895,500
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
  Convergys Corp. (b)                                 122,050      3,101,291
                                                                ------------

DEPARTMENT STORES--4.5%
  Federated Department Stores, Inc.                   258,050     11,625,153
  Kohl's Corp. (b)                                     47,400      3,631,314
  Penney (J.C.) Co., Inc.                              42,334      3,478,161
                                                                ------------
                                                                  18,734,628
                                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
  Equifax, Inc.                                        85,600      3,120,120
                                                                ------------

DIVERSIFIED METALS & MINING--2.5%
  Freeport-McMoRan Copper & Gold,
    Inc. (Indonesia) (c)                              160,050     10,593,709
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
  Emerson Electric Co.                                 15,274        658,157
                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES--1.5%
  Allied Waste Industries, Inc. (b)                   321,550      4,048,314
  Waste Management, Inc.                               69,043      2,375,770
                                                                ------------
                                                                   6,424,084
                                                                ------------

FOOD RETAIL--0.7%
  Kroger Co. (The)                                    104,050      2,939,413
                                                                ------------

HEALTH CARE EQUIPMENT--0.5%
  Baxter International, Inc.                           38,050      2,004,094
                                                                ------------

HEALTH CARE SERVICES--1.2%
  Laboratory Corporation of America
    Holdings (b)(c)                                    69,500      5,047,785
                                                                ------------

HOUSEHOLD PRODUCTS--2.9%
  Colgate-Palmolive Co.                                93,481      6,243,596
  Energizer Holdings, Inc. (b)                         39,750      3,391,867
  Procter & Gamble Co. (The)                           37,300      2,355,868
                                                                ------------
                                                                  11,991,331
                                                                ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.0%
  AES Corp. (The) (b)                                 141,800      3,051,536
  NRG Energy, Inc. (b)(c)                              80,100      5,770,404

                          PHOENIX CAPITAL GROWTH SERIES



                                                     SHARES         VALUE
                                                    ---------   -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
  TXU Corp.                                            57,600   $  3,692,160
                                                                ------------
                                                                  12,514,100
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.3%
  General Electric Co.                                155,400      5,494,944
                                                                ------------
INDUSTRIAL MACHINERY--0.7%
  Danaher Corp.                                        38,050      2,718,673
                                                                ------------
INTEGRATED OIL & GAS--3.5%
  Exxon Mobil Corp.                                    77,150      5,820,967
  Marathon Oil Corp.                                   90,700      8,963,881
                                                                ------------
                                                                  14,784,848
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.5%
  Citizens Communications Co. (c)                     425,400      6,359,730
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.2%
  Google, Inc. Class A (b)                              1,400        641,424
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.5%
  Charles Schwab Corp. (The)                          478,716      8,755,716
  Goldman Sachs Group, Inc. (The)                       5,100      1,053,813
  Morgan Stanley                                        9,270        730,105
                                                                ------------
                                                                  10,539,634
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--0.7%
  Waters Corp. (b)                                     53,700      3,114,600
                                                                ------------
MANAGED HEALTH CARE--5.5%
  Aetna, Inc.                                          61,000      2,671,190
  CIGNA Corp.                                          25,650      3,659,229
  Health Net, Inc. (b)                                 16,589        892,654
  UnitedHealth Group, Inc.                             97,500      5,164,575
  WellCare Health Plans, Inc. (b)                      92,100      7,851,525
  WellPoint, Inc. (b)                                  36,300      2,943,930
                                                                ------------
                                                                  23,183,103
                                                                ------------
MOVIES & ENTERTAINMENT--3.7%
  Marvel Entertainment, Inc. (b)(c)                   208,350      5,781,713
  News Corp. Class A                                   37,792        873,751
  Walt Disney Co. (The)                               253,500      8,728,005
                                                                ------------
                                                                  15,383,469
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  Baker Hughes, Inc.                                   10,515        695,357
  BJ Services Co.                                      15,747        439,341
  Schlumberger Ltd.                                    55,150      3,810,865
                                                                ------------
                                                                   4,945,563
                                                                ------------


                                                     SHARES         VALUE
                                                    ---------   -------------
OIL & GAS REFINING & MARKETING--0.9%
  Valero Energy Corp.                                  56,700   $  3,656,583
                                                                ------------
PACKAGED FOODS & MEATS--1.9%
  Campbell Soup Co. (c)                               205,200      7,992,540
                                                                ------------
PHARMACEUTICALS--9.5%
  Abbott Laboratories                                   6,212        346,630
  Johnson & Johnson                                     6,954        419,048
  King Pharmaceuticals, Inc. (b)                      460,100      9,050,167
  Merck & Co., Inc.                                   185,700      8,202,369
  Mylan Laboratories, Inc.                            494,700     10,457,958
  Pfizer, Inc.                                        277,500      7,009,650
  Schering-Plough Corp.                               143,600      3,663,236
  Wyeth                                                13,718        686,311
                                                                ------------
                                                                  39,835,369
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.5%
  Berkley (W.R.) Corp.                                191,600      6,345,792
                                                                ------------
RAILROADS--0.1%
  Burlington Northern Santa Fe
    Corp                                                5,417        435,689
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
  CB Richard Ellis Group, Inc.
    Class A (b)                                        54,900      1,876,482
                                                                ------------
RESTAURANTS--0.9%
  Yum! Brands, Inc.                                    68,650      3,965,224
                                                                ------------
SEMICONDUCTOR EQUIPMENT--4.0%
  Applied Materials, Inc.                             528,500      9,682,120
  Lam Research Corp. (b)                               88,700      4,199,058
  Novellus Systems, Inc. (b)(c)                        87,150      2,790,543
                                                                ------------
                                                                  16,671,721
                                                                ------------
SEMICONDUCTORS--1.9%
  Intel Corp.                                         321,850      6,156,990
  NVIDIA Corp. (b)                                     64,400      1,853,432
                                                                ------------
                                                                   8,010,422
                                                                ------------
SOFT DRINKS--2.1%
  Pepsi Bottling Group, Inc. (The)                    261,000      8,323,290
  PepsiCo, Inc.                                         7,139        453,755
                                                                ------------
                                                                   8,777,045
                                                                ------------
SPECIALIZED FINANCE--2.5%
  Moody's Corp.                                       169,050     10,491,243
                                                                ------------
SPECIALTY STORES--1.0%
  Office Depot, Inc. (b)                              105,387      3,703,299
  PetSmart, Inc.                                       20,256        667,638
                                                                ------------
                                                                   4,370,937
                                                                ------------

                          PHOENIX CAPITAL GROWTH SERIES



                                                     SHARES         VALUE
                                                    ---------   -------------
SYSTEMS SOFTWARE--5.5%
  Microsoft Corp.                                     316,479   $  8,820,270
  Oracle Corp. (b)                                    791,300     14,346,269
                                                                ------------
                                                                  23,166,539
                                                                ------------
TOBACCO--1.0%
  UST, Inc.                                            69,500      4,029,610
                                                                ------------
TRUCKING--0.7%
  Hunt (J.B.) Transport Services,
    Inc                                               117,550      3,084,512
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $360,017,582)                                 410,600,062
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.1%
  (Identified Cost $360,017,582)                                 410,600,062
                                                                ------------

SHORT-TERM INVESTMENTS--12.3%

MONEY MARKET MUTUAL FUNDS--10.2%
  State Street Navigator Prime Plus
    (5.326% seven day effective
    yield) (d)                                     42,819,884     42,819,884
                                                                -------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   -------------
COMMERCIAL PAPER (e)--2.1%
  Chariot Funding LLC 5.42%, 4/2/07                  $  2,705   $  2,704,593
  Lockhart Funding LLC 5.33%, 4/3/07                    3,025      3,024,104
  Abbott Laboratories 5.27%, 4/16/07                    3,000      2,993,413
                                                                ------------
                                                                   8,722,110
                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $51,541,994)                                   51,541,994
                                                                ------------

TOTAL INVESTMENTS--110.4%
  (Identified cost $411,559,576)                                 462,142,056(a)
  Other assets and liabilities, net--(10.4)%                     (43,378,646)
                                                                ------------
NET ASSETS--100.0%                                              $418,763,410
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,640,070 and gross depreciation of $4,236,492 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $413,738,478.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) The rate shown is the discount rate.

                        PHOENIX GROWTH AND INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                  (UNAUDITED)




                                                     SHARES         VALUE
                                                    ---------   -------------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--3.9%
  Boeing Co. (The)                                      5,300   $    471,223
  General Dynamics Corp.                                5,200        397,280
  Honeywell International, Inc.                        18,800        865,928
  Lockheed Martin Corp.                                13,000      1,261,260
  Northrop Grumman Corp.                                8,900        660,558
  Raytheon Co.                                         10,000        524,600
  United Technologies Corp.                            34,500      2,242,500
                                                                ------------
                                                                   6,423,349
                                                                ------------
AIR FREIGHT & LOGISTICS--0.4%
  FedEx Corp.                                           4,200        451,206
  United Parcel Service, Inc. Class B                   3,000        210,300
                                                                ------------
                                                                     661,506
                                                                ------------
AIRLINES--0.4%
  AMR Corp. (b)                                         8,700        264,915
  Continental Airlines, Inc. Class B (b)                3,800        138,282
  US Airways Group, Inc. (b)                            6,300        286,524
                                                                ------------
                                                                     689,721
                                                                ------------
APPAREL RETAIL--0.3%
  Gap, Inc. (The)                                      30,800        530,068
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
  VF Corp.                                              5,700        470,934
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.9%
  Bank of New York Co., Inc. (The)                     17,600        713,680
  Federated Investors, Inc. Class B                     9,600        352,512
  Franklin Resources, Inc.                              5,700        688,731
  Mellon Financial Corp.                                7,700        332,178
  Northern Trust Corp.                                  6,900        414,966
  State Street Corp.                                   10,100        653,975
                                                                ------------
                                                                   3,156,042
                                                                ------------
AUTO PARTS & EQUIPMENT--0.1%
  Lear Corp. (b)                                        5,800        211,758
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.4%
  General Motors Corp.                                 18,800        576,032
                                                                ------------
BIOTECHNOLOGY--0.9%
  Amgen, Inc. (b)                                       4,200        234,696
  Biogen Idec, Inc. (b)                                10,100        448,238
  Cephalon, Inc. (b)                                    9,400        669,374




                                                     SHARES         VALUE
                                                    ---------   -------------
BIOTECHNOLOGY--(CONTINUED)
  Regeneron Pharmaceuticals, Inc. (b)                   6,200   $    134,044
                                                                ------------
                                                                   1,486,352
                                                                ------------
BREWERS--0.9%
  Anheuser-Busch Cos., Inc.                            19,100        963,786
  Molson Coors Brewing Co. Class B                      5,600        529,872
                                                                ------------
                                                                   1,493,658
                                                                ------------
BROADCASTING & CABLE TV--0.9%
  CBS Corp. Class B                                    50,700      1,550,913
                                                                ------------
BUILDING PRODUCTS--0.3%
  Masco Corp.                                          17,600        482,240
                                                                ------------
COMMERCIAL PRINTING--0.3%
  Donnelley (R.R.) & Sons Co.                          14,000        512,260
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.9%
  Avaya, Inc. (b)                                      16,500        194,865
  Cisco Systems, Inc. (b)                             113,500      2,897,655
  Harris Corp.                                          5,900        300,605
  Motorola, Inc.                                       74,200      1,311,114
                                                                ------------
                                                                   4,704,239
                                                                -------------
COMPUTER HARDWARE--4.1%
  Dell, Inc. (b)                                       41,000        951,610
  Hewlett-Packard Co.                                  58,300      2,340,162
  International Business Machines
    Corp                                               35,800      3,374,508
  Sun Microsystems, Inc. (b)                           28,800        173,088
                                                                ------------
                                                                   6,839,368
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.6%
  EMC Corp. (b)                                        27,300        378,105
  Emulex Corp. (b)                                     17,500        320,075
  Lexmark International, Inc. Class
    A (b)                                               5,300        309,838
                                                                ------------
                                                                   1,008,018
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
  PACCAR, Inc.                                          7,100        521,140
  Toro Co. (The)                                        7,600        389,424
                                                                ------------
                                                                     910,564
                                                                ------------
CONSUMER FINANCE--0.7%
  American Express Co.                                 21,600      1,218,240
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
  Automatic Data Processing, Inc.                      16,700        808,280
  CheckFree Corp. (b)                                   6,400        237,376

                        PHOENIX GROWTH AND INCOME SERIES


                                                     SHARES         VALUE
                                                    ---------   -------------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
  Computer Sciences Corp. (b)                           2,800   $    145,964
  Electronic Data Systems Corp.                        25,900        716,912
  Fiserv, Inc. (b)                                     14,600        774,676
                                                                ------------
                                                                   2,683,208
                                                                ------------
DEPARTMENT STORES--1.6%
  Federated Department Stores, Inc.                    29,300      1,319,965
  Penney (J.C.) Co., Inc.                              16,700      1,372,072
                                                                ------------
                                                                   2,692,037
                                                                ------------
DIVERSIFIED BANKS--2.6%
  Comerica, Inc.                                        7,100        419,752
  Wachovia Corp.                                       37,900      2,086,395
  Wells Fargo & Co.                                    53,600      1,845,448
                                                                ------------
                                                                   4,351,595
                                                                ------------
DIVERSIFIED CHEMICALS--0.5%
  Dow Chemical Co. (The)                               14,200        651,212
  PPG Industries, Inc.                                  2,200        154,682
                                                                ------------
                                                                     805,894
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
  Dun & Bradstreet Corp.                                5,000        456,000
                                                                ------------
DIVERSIFIED METALS & MINING--0.4%
  Freeport-McMoRan Copper & Gold,
    Inc. (Indonesia) (c)                               10,600        701,614
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
  Emerson Electric Co.                                 31,100      1,340,099
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Agilent Technologies, Inc. (b)                       11,100        373,959
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
  Covanta Holding Corp. (b)                             5,300        117,554
                                                                ------------
FOOD RETAIL--0.3%
  Kroger Co. (The)                                     19,600        553,700
                                                                ------------
FOOTWEAR--0.5%
  Nike, Inc. Class B                                    8,200        871,332
                                                                ------------
GENERAL MERCHANDISE STORES--0.2%
  Family Dollar Stores, Inc.                           11,400        337,668
                                                                ------------
HEALTH CARE DISTRIBUTORS--1.3%
  Cardinal Health, Inc.                                16,400      1,196,380
  McKesson Corp.                                       17,500      1,024,450
                                                                ------------
                                                                   2,220,830
                                                                ------------
HEALTH CARE EQUIPMENT--1.4%
  Baxter International, Inc.                           17,000        895,390


                                                     SHARES         VALUE
                                                    ---------   -------------
HEALTH CARE EQUIPMENT--(CONTINUED)
  Becton, Dickinson & Co.                              17,300   $  1,330,197
                                                                ------------
                                                                   2,225,587
                                                                ------------
HEALTH CARE SERVICES--0.2%
  Medco Health Solutions, Inc. (b)                      4,900        355,397
                                                                ------------
HOME IMPROVEMENT RETAIL--0.8%
  Sherwin-Williams Co. (The)                           19,000      1,254,760
                                                                ------------
HOUSEHOLD APPLIANCES--0.4%
  Stanley Works (The)                                   6,300        348,768
  Whirlpool Corp.                                       2,800        237,748
                                                                ------------
                                                                     586,516
                                                                ------------
HOUSEHOLD PRODUCTS--1.6%
  Clorox Co. (The)                                     15,800      1,006,302
  Colgate-Palmolive Co.                                 4,100        273,839
  Kimberly-Clark Corp.                                 20,500      1,404,045
                                                                ------------
                                                                   2,684,186
                                                                ------------
HOUSEWARES & SPECIALTIES--0.5%
  Newell Rubbermaid, Inc.                              25,200        783,468
                                                                ------------
HYPERMARKETS & SUPER CENTERS--1.1%
  Wal-Mart Stores, Inc.                                37,200      1,746,540
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.0%
  Constellation Energy Group, Inc.                     10,600        921,670
  Mirant Corp. (b)                                      5,400        218,484
  TXU Corp.                                             7,700        493,570
                                                                ------------
                                                                   1,633,724
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.7%
  3M Co.                                                3,200        244,576
  General Electric Co.                                 72,500      2,563,600
                                                                ------------
                                                                   2,808,176
                                                                ------------
INDUSTRIAL MACHINERY--1.2%
  Dover Corp.                                           4,100        200,121
  Eaton Corp.                                          14,700      1,228,332
  Parker Hannifin Corp.                                 5,600        483,336
                                                                ------------
                                                                   1,911,789
                                                                ------------
INSURANCE BROKERS--0.2%
  AON Corp.                                             7,700        292,292
                                                                ------------
INTEGRATED OIL & GAS--8.6%
  Chevron Corp.                                        26,800      1,982,128
  ConocoPhillips                                       14,600        997,910
  Exxon Mobil Corp.                                   105,600      7,967,520
  Marathon Oil Corp.                                    5,000        494,150

                        PHOENIX GROWTH AND INCOME SERIES


                                                     SHARES         VALUE
                                                    ---------   -------------
INTEGRATED OIL & GAS--(CONTINUED)
  Occidental Petroleum Corp.                           54,900   $  2,707,119
                                                                ------------
                                                                  14,148,827
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
  AT&T, Inc.                                          104,505      4,120,632
  Citizens Communications Co.                          47,600        711,620
  Qwest Communications
    International, Inc. (b)                            81,300        730,887
  Verizon Communications, Inc.                         57,200      2,169,024
                                                                ------------
                                                                   7,732,163
                                                                ------------
INTERNET RETAIL--0.4%
  Expedia, Inc. (b)                                    13,000        301,340
  IAC/InterActiveCorp. (b)                             10,900        411,039
                                                                ------------
                                                                     712,379
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.5%
  eBay, Inc. (b)                                       23,100        765,765
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.0%
  Investment Technology Group, Inc. (b)                 2,500         98,000
  Merrill Lynch & Co., Inc.                            26,000      2,123,420
  Morgan Stanley                                       10,500        826,980
  Piper Jaffray Cos. (b)                                2,900        179,626
                                                                ------------
                                                                   3,228,026
                                                                ------------
LEISURE PRODUCTS--0.2%
  Mattel, Inc.                                          8,900        245,373
                                                                ------------
LIFE & HEALTH INSURANCE--3.7%
  AFLAC, Inc.                                          13,100        616,486
  Lincoln National Corp.                               17,000      1,152,430
  MetLife, Inc.                                        37,100      2,342,865
  Principal Financial Group, Inc.
    (The)                                              14,600        874,102
  Prudential Financial, Inc.                           11,300      1,019,938
  StanCorp Financial Group, Inc.                        2,500        122,925
                                                                ------------
                                                                   6,128,746
                                                                ------------
MANAGED HEALTH CARE--2.4%
  Aetna, Inc.                                          20,500        897,695
  CIGNA Corp.                                           4,600        656,236
  UnitedHealth Group, Inc.                             24,500      1,297,765
  WellPoint, Inc. (b)                                  13,100      1,062,410
                                                                ------------
                                                                   3,914,106
                                                                ------------
MORTGAGE REITS--0.1%
  American Home Mortgage Investment
    Corp                                                6,800        183,532
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc.                                 2,900        170,375
                                                                ------------


                                                     SHARES         VALUE
                                                    ---------   -------------
MOVIES & ENTERTAINMENT--0.8%
  Time Warner, Inc.                                    40,800   $    804,576
  Walt Disney Co. (The)                                16,800        578,424
                                                                ------------
                                                                   1,383,000
                                                                ------------
MULTI-LINE INSURANCE--1.5%
  American International Group,
    Inc.                                               33,500      2,251,870
  Hartford Financial Services
    Group, Inc. (The)                                   2,000        191,160
  Unitrin, Inc.                                         2,100         98,847
                                                                ------------
                                                                   2,541,877
                                                                ------------
MULTI-UTILITIES--0.3%
  PG&E Corp.                                            9,100        439,257
                                                                ------------
OFFICE ELECTRONICS--0.2%
  Xerox Corp. (b)                                      19,100        322,599
                                                                ------------
OIL & GAS DRILLING--0.7%
  ENSCO International, Inc.                             3,000        163,200
  Grey Wolf, Inc. (b)                                  55,300        370,510
  Pride International, Inc. (b)                         8,700        261,870
  TODCO (b)                                             9,100        367,003
                                                                ------------
                                                                   1,162,583
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  Halliburton Co.                                      28,300        898,242
  National Oilwell Varco, Inc. (b)                      8,700        676,773
  Tidewater, Inc.                                       7,900        462,782
                                                                ------------
                                                                   2,037,797
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.9%
  Bank of America Corp.                               104,200      5,316,284
  Citigroup, Inc.                                      48,600      2,495,124
  JPMorgan Chase & Co.                                 73,800      3,570,444
                                                                ------------
                                                                  11,381,852
                                                                ------------
PACKAGED FOODS & MEATS--1.6%
  Campbell Soup Co.                                    15,300        595,935
  ConAgra Foods, Inc.                                  23,400        582,894
  General Mills, Inc.                                  13,300        774,326
  Heinz (H.J.) Co.                                     14,500        683,240
                                                                ------------
                                                                   2,636,395
                                                                ------------
PERSONAL PRODUCTS--0.8%
  Lauder (Estee) Cos., Inc. (The)
    Class A                                            18,600        908,610
  NBTY, Inc. (b)                                        8,500        450,840
                                                                ------------
                                                                   1,359,450
                                                                ------------
PHARMACEUTICALS--5.5%
  Endo Pharmaceuticals Holdings,
    Inc. (b)                                            9,300        273,420
  Forest Laboratories, Inc. (b)                        12,500        643,000

                        PHOENIX GROWTH AND INCOME SERIES


                                                     SHARES         VALUE
                                                    ---------   -------------
PHARMACEUTICALS--(CONTINUED)
  Johnson & Johnson                                    57,500   $  3,464,950
  Merck & Co., Inc.                                    20,500        905,485
  Pfizer, Inc.                                        129,000      3,258,540
  Wyeth                                                 9,100        455,273
                                                                ------------
                                                                   9,000,668
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.8%
  Allstate Corp. (The)                                 35,500      2,132,130
  Chubb Corp. (The)                                     6,700        346,189
  Philadelphia Consolidated Holding
    Co. (b)                                             3,000        131,970
  Progressive Corp. (The)                              16,600        362,212
  Travelers Cos., Inc. (The)                           30,900      1,599,693
                                                                ------------
                                                                   4,572,194
                                                                ------------
RAILROADS--0.6%
  Burlington Northern Santa Fe
    Corp                                                7,300        587,139
  Norfolk Southern Corp.                                7,900        399,740
                                                                ------------
                                                                     986,879
                                                                ------------
REGIONAL BANKS--0.8%
  Bank of Hawaii Corp.                                  6,000        318,180
  KeyCorp                                              13,500        505,845
  SunTrust Banks, Inc.                                  2,700        224,208
  Synovus Financial Corp.                               7,200        232,848
                                                                ------------
                                                                   1,281,081
                                                                ------------
RESIDENTIAL REITS--0.1%
  Archstone-Smith Trust                                 4,400        238,832
                                                                ------------
RESTAURANTS--1.5%
  McDonald's Corp.                                     40,000      1,802,000
  Yum! Brands, Inc.                                    12,800        739,328
                                                                ------------
                                                                   2,541,328
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.8%
  Applied Materials, Inc.                              22,800        417,696
  Lam Research Corp. (b)                                5,100        241,434
  Novellus Systems, Inc. (b)                           14,500        464,290
  Teradyne, Inc. (b)                                   16,200        267,948
                                                                ------------
                                                                   1,391,368
                                                                ------------
SEMICONDUCTORS--1.7%
  Amkor Technology, Inc. (b)                            9,600        119,808
  Atmel Corp. (b)                                      27,600        138,828
  Integrated Device Technology,
    Inc. (b)                                           24,100        371,622
  Intel Corp.                                          39,500        755,635
  LSI Corp. (b)                                        22,700        236,988
  ON Semiconductor Corp. (b)                           18,300        163,236
  Texas Instruments, Inc.                              33,000        993,300
                                                                ------------
                                                                   2,779,417
                                                                ------------



                                                     SHARES         VALUE
                                                    ---------   -------------
SOFT DRINKS--1.1%
  Coca-Cola Co. (The)                                  24,800   $  1,190,400
  Pepsi Bottling Group, Inc. (The)                     21,800        695,202
                                                                ------------
                                                                   1,885,602
                                                                ------------
SPECIALIZED REITS--0.3%
  FelCor Lodging Trust, Inc.                           16,200        420,714
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co.                                     4,400        227,568
                                                                ------------
STEEL--0.5%
  Chaparral Steel Co.                                   3,200        186,144
  Nucor Corp.                                           7,100        462,423
  United States Steel Corp.                             1,700        168,589
                                                                ------------
                                                                     817,156
                                                                ------------
SYSTEMS SOFTWARE--2.8%
  BMC Software, Inc. (b)                                9,800        301,742
  Microsoft Corp.                                     113,400      3,160,458
  Oracle Corp. (b)                                     61,000      1,105,930
  Symantec Corp. (b)                                    6,800        117,640
                                                                ------------
                                                                   4,685,770
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Arrow Electronics, Inc. (b)                           7,700        290,675
                                                                ------------
TOBACCO--1.0%
  Altria Group, Inc.                                    4,900        430,269
  Loews Corp. - Carolina Group                         15,900      1,202,199
                                                                ------------
                                                                   1,632,468
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
  Sprint Nextel Corp.                                  45,500        862,680
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $123,098,425)                                 160,821,689
                                                                ------------
FOREIGN COMMON STOCKS (c)--1.4%

INDUSTRIAL CONGLOMERATES--0.3%
  Tyco International Ltd. (United
    States)                                            17,900        564,745
                                                                ------------
INDUSTRIAL MACHINERY--1.0%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                                    38,700      1,678,419
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capital Ltd. Class A (United
    States)                                             2,100        146,916
                                                                ------------

                        PHOENIX GROWTH AND INCOME SERIES


TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,445,984)                                  $  2,390,080
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified Cost $124,544,409)                                 163,211,769
                                                                ------------


                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                    ---------   -------------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER (d)--0.9%
  UBS Finance Delaware LLC 5.30%,
    4/2/07                                           $  1,400   $  1,399,794
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,399,794)                                     1,399,794
                                                                ------------
TOTAL INVESTMENTS--99.7%
  (Identified cost $125,944,203)                                 164,611,563(a)
  Other assets and liabilities, net--0.3%                            562,282
                                                                ------------
NET ASSETS--100.0%                                              $165,173,845
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,079,779 and gross depreciation of $2,020,575 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $126,552,359.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                          PHOENIX MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)



                                                      SHARES       VALUE
                                                    ---------   ------------
DOMESTIC COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--6.3%
  DRS Technologies, Inc.                               31,700   $  1,653,789
  Precision Castparts Corp.                            35,100      3,652,155
                                                                ------------
                                                                   5,305,944
                                                                ------------
ALTERNATIVE CARRIERS--2.3%
  Cogent Communications Group, Inc. (b)                82,050      1,938,842
                                                                ------------
APPAREL RETAIL--5.4%
  Coldwater Creek, Inc. (b)                            44,750        907,530
  DSW, Inc. Class A (b)                                64,750      2,733,097
  Tween Brands, Inc. (b)                               23,900        853,708
                                                                ------------
                                                                   4,494,335
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--5.6%
  Phillips-Van Heusen Corp.                            25,150      1,478,820
  Polo Ralph Lauren Corp.                              36,550      3,221,882
                                                                ------------
                                                                   4,700,702
                                                                ------------
APPLICATION SOFTWARE--2.8%
  Parametric Technology Corp. (b)                     120,650      2,303,209
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--3.1%
  T. Rowe Price Group, Inc.                            54,300      2,562,417
                                                                ------------
AUTOMOTIVE RETAIL--1.3%
  CarMax, Inc. (b)                                     44,300      1,087,122
                                                                ------------
BIOTECHNOLOGY--5.4%
  Celgene Corp. (b)                                    48,700      2,554,802
  LifeCell Corp. (b)                                   78,300      1,955,151
                                                                ------------
                                                                   4,509,953
                                                                ------------
COMMUNICATIONS EQUIPMENT--9.2%
  F5 Networks, Inc. (b)                                28,550      1,903,714
  Harris Corp.                                         51,150      2,606,093
  Polycom, Inc. (b)                                    96,950      3,231,343
                                                                ------------
                                                                   7,741,150
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--3.2%
  MasterCard, Inc. Class A                             25,400      2,698,496
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.2%
  Amphenol Corp. Class A                               54,050      3,490,009
                                                                ------------
HEALTH CARE EQUIPMENT--2.4%
  Hologic, Inc. (b)                                    34,950      2,014,518
                                                                ------------



                                                     SHARES        VALUE
                                                  -----------   ------------
HEALTH CARE FACILITIES--4.4%
  Psychiatric Solutions, Inc. (b)                      90,850   $  3,662,164
                                                                ------------
HEALTH CARE TECHNOLOGY--2.0%
  Allscripts Healthcare Solutions,
    Inc. (b)                                           61,600      1,651,496
                                                                ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.9%
  Robert Half International, Inc.                      43,900      1,624,739
                                                                ------------
INTERNET SOFTWARE & SERVICES--8.5%
  Akamai Technologies, Inc. (b)                        61,050      3,047,616
  aQuantive, Inc. (b)                                  40,050      1,117,795
  Bankrate, Inc. (b)                                   59,600      2,100,304
  WebEx Communications, Inc. (b)                       15,150        861,429
                                                                ------------
                                                                   7,127,144
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.0%
  Greenhill & Co., Inc.                                26,600      1,632,974
                                                                ------------
IT CONSULTING & OTHER SERVICES--3.2%
  Cognizant Technology Solutions
    Corp. Class A (b)                                  30,300      2,674,581
                                                                ------------
LEISURE FACILITIES--3.6%
  Life Time Fitness, Inc. (b)                          58,800      3,022,908
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--7.4%
  Denbury Resources, Inc. (b)                          84,000      2,502,360
  Range Resources Corp.                               111,175      3,713,245
                                                                ------------
                                                                   6,215,605
                                                                ------------
PHARMACEUTICALS--2.7%
  Medicines Co. (The) (b)                              89,150      2,235,882
                                                                ------------
SEMICONDUCTOR EQUIPMENT--2.4%
  MEMC Electronic Materials, Inc. (b)                  33,550      2,032,459
                                                                ------------
SPECIALIZED FINANCE--2.7%
  IntercontinentalExchange, Inc. (b)                   18,500      2,260,885
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
  NII Holdings, Inc. (b)                               49,000      3,634,820
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $65,106,581)                                   80,622,354
                                                                ------------
TOTAL LONG TERM INVESTMENTS--96.3%
  (Identified Cost $65,106,581)                                   80,622,354
                                                                ------------

                          PHOENIX MID-CAP GROWTH SERIES

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   -------------
SHORT-TERM INVESTMENTS--1.0%

REPURCHASE AGREEMENTS--1.0%
  State Street Bank and Trust Co.
    repurchase agreement 1.50% dated
    3/30/07, due 4/2/07, repurchase
    price $863,108 collateralized by
    U.S. Treasury Bond 8.75%,
    5/15/17 market value $881,546                    $    863   $    863,000
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $863,000)                                         863,000
                                                                ------------
TOTAL INVESTMENTS--97.3%
  (Identified cost $65,969,581)                                   81,485,354(a)
  Other assets and liabilities, net--2.7%                          2,267,171
                                                                ------------
NET ASSETS--100.0%                                              $ 83,752,525
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,171,112 and gross depreciation of $1,761,542 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $66,075,784.
(b) Non-income producing.

                           PHOENIX MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)




  FACE
  VALUE                                                                                        INTEREST     MATURITY
  (000)                                       DESCRIPTION                                        RATE         DATE        VALUE
---------    ---------------------------------------------------------------------------------  ---------   --------  -----------

FEDERAL AGENCY SECURITIES(e)--8.2%
$ 1,000        FHLMC                                                                              4.13%      4/12/07  $   999,651
  3,000        FHLB (c)                                                                           5.24       6/14/07    3,000,000
    240        FHLB                                                                               3.25       6/18/07      238,970
  3,500        FHLB (c)                                                                           5.26       7/30/07    3,365,985
  3,000        FHLB                                                                               5.25       10/3/07    2,999,583
  3,000        FHLB                                                                               5.27      11/21/07    2,999,035
                                                                                                                      -----------
TOTAL FEDERAL AGENCY SECURITIES                                                                                        13,603,224
                                                                                                                      -----------


FACE VALUE                                                                                      INTEREST
   (000)                                       DESCRIPTION                                        RATE     RESET DATE    VALUE
---------    ---------------------------------------------------------------------------------  ---------  ----------  ----------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.1%
     15        SBA (Final Maturity 1/25/21)                                                       5.75        4/1/07       15,090
    322        SBA (Final Maturity 10/25/22)                                                      5.75        4/1/07      320,154
    441        SBA (Final Maturity 11/25/21)                                                      5.88        4/1/07      441,165
    170        SBA (Final Maturity 2/25/23)                                                       5.75        4/1/07      169,831
    199        SBA (Final Maturity 2/25/23)                                                       5.75        4/1/07      198,775
    210        SBA (Final Maturity 3/25/24)                                                       5.63        4/1/07      210,030
     64        SBA (Final Maturity 5/25/21)                                                       5.75        4/1/07       63,411
    398        SBA (Final Maturity 9/25/23)                                                       5.63        4/1/07      395,248
                                                                                                                      -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                                                               1,813,704
                                                                                                                      -----------

FACE VALUE                                                                                      INTEREST    MATURITY
   (000)                                       DESCRIPTION                                        RATE        DATE       VALUE
---------    ---------------------------------------------------------------------------------  ---------   --------  -----------

COMMERCIAL PAPER(f)--76.1%
  2,500        Abbott Laboratories                                                                5.25       4/13/07    2,495,625
  2,380        Abbott Laboratories                                                                5.25       4/17/07    2,374,447
  3,000        Abbott Laboratories                                                                5.27       4/27/07    2,988,582
  4,145        ABN-AMRO NA Finance, Inc.                                                          5.20       5/29/07    4,110,274
  2,740        Archer Daniels Midland Co.                                                         5.24        4/3/07    2,739,202
  3,000        Archer Daniels Midland Co.                                                         5.24       4/20/07    2,991,703
  2,790        AT&T, Inc.                                                                         5.25        4/9/07    2,786,745
  2,330        AT&T, Inc.                                                                         5.23       4/18/07    2,324,246
  3,000        AT&T, Inc.                                                                         5.24       5/17/07    2,979,913
  3,500        Atlantic Industries                                                                5.23        6/7/07    3,465,932
  1,140        Bank of America Corp.                                                              5.25       4/17/07    1,137,340
  2,200        Bank of America Corp.                                                              5.25       4/24/07    2,192,621
  2,500        Bank of America Corp.                                                              5.23        5/3/07    2,488,378


                           PHOENIX MONEY MARKET SERIES

FACE VALUE                                                                                      INTEREST    MATURITY
   (000)                                       DESCRIPTION                                        RATE         DATE       VALUE
---------    --------------------------------------------------------------------------------  ---------    --------  -----------
$ 3,500      CAFCO LLC                                                                           5.25%       4/12/07  $ 3,494,385
  2,000      CAFCO LLC                                                                           5.25        4/26/07    1,992,708
  2,000      CAFCO LLC                                                                           5.25         5/8/07    1,989,208
  2,510      Cargill, Inc.                                                                       5.26         4/9/07    2,507,066
    380      Chariot Funding LLC                                                                 5.32         4/2/07      379,944
  2,670      Chariot Funding LLC                                                                 5.42         4/2/07    2,669,598
  1,400      Chariot Funding LLC                                                                 5.27        4/24/07    1,395,286
  3,500      Chariot Funding LLC                                                                 5.21         6/5/07    3,467,076
  3,140      CIT Group, Inc.                                                                     5.25        4/23/07    3,129,926
  1,900      CIT Group, Inc.                                                                     5.18        5/16/07    1,887,698
  3,000      Clipper Receivables Co. LLC                                                         5.28         4/2/07    2,999,560
  2,000      Clipper Receivables Co. LLC                                                         5.26        4/19/07    1,994,740
  1,420      Danske Corp.                                                                        5.21        4/10/07    1,418,150
  3,900      Danske Corp.                                                                        5.19        8/13/07    3,824,659
    535      Emerson Electric Co.                                                                5.26        4/18/07      533,671
  1,415      Gemini Securitization LLC                                                           5.27         4/5/07    1,414,172
  2,000      General Electric Capital Corp.                                                      5.22        6/11/07    1,979,410
  1,000      General Electric Capital Corp.                                                      5.19        7/23/07      983,709
  1,000      General Electric Capital Corp.                                                      5.19        7/30/07      982,700
  2,200      George Street Finance LLC                                                           5.27        4/16/07    2,195,169
  2,265      George Street Finance LLC                                                           5.29        4/30/07    2,255,348
  1,746      George Street Finance LLC                                                           5.32        4/30/07    1,738,517
  1,380      Goldman Sachs Group, Inc. (The)                                                     5.28         4/2/07    1,379,798
  3,035      Goldman Sachs Group, Inc. (The)                                                     5.23        5/25/07    3,011,190
  1,500      Govco, Inc.                                                                         5.24        4/19/07    1,496,070
  2,500      Govco, Inc.                                                                         5.24        4/25/07    2,491,267
  2,600      Lockhart Funding LLC                                                                5.25        4/27/07    2,590,142
  1,790      Lockhart Funding LLC                                                                5.25        5/14/07    1,778,775
  3,590      Lockhart Funding LLC                                                                5.25        6/13/07    3,551,781
  3,300      Old Line Funding LLC                                                                5.25         4/3/07    3,299,038
  3,000      Old Line Funding LLC                                                                5.26         5/1/07    2,986,850
  2,150      Private Export Funding Corp.                                                        5.25         4/2/07    2,149,686
  1,680      Private Export Funding Corp.                                                        5.22        4/18/07    1,675,859
  1,500      Private Export Funding Corp.                                                        5.21         6/5/07    1,485,890
  1,000      Private Export Funding Corp.                                                        5.23        6/12/07      989,540
  1,340      Private Export Funding Corp.                                                        5.20        6/27/07    1,323,161
  3,815      Ranger Funding Co. LLC                                                              5.25         4/4/07    3,813,331
  3,285      Ranger Funding Co. LLC                                                              5.27         4/9/07    3,281,153
  1,740      UBS Finance Delaware LLC                                                            5.24         4/5/07    1,738,987
    130      UBS Finance Delaware LLC                                                            5.30         4/5/07      129,923
    745      UBS Finance Delaware LLC                                                            5.24        4/11/07      743,916
    900      UBS Finance Delaware LLC                                                            5.24         5/8/07      895,153
  2,200      UBS Finance Delaware LLC                                                            5.23        5/15/07    2,185,937


                           PHOENIX MONEY MARKET SERIES


  FACE
  VALUE                                                                                    INTEREST      MATURITY
  (000)                                       DESCRIPTION                                    RATE          DATE         VALUE
---------    --------------------------------------------------------------------          ---------- -------------  ------------
$ 2,075      UBS Finance Delaware LLC                                                         5.21%       7/2/07     $  2,047,373
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER                                                                                                125,352,528
                                                                                                                     ------------
  FACE
  VALUE                                                                                    INTEREST      MATURITY
  (000)                                       DESCRIPTION                                    RATE          DATE         VALUE
---------    --------------------------------------------------------------------          ---------- -------------  ------------
MEDIUM TERM NOTES--14.3%
  3,000      Danske Bank A/S 144A (Denmark) (b) (c) (d)                                       5.29       4/20/07(g)     3,000,000
  2,500      FleetBoston Financial Corp.                                                      3.85       2/15/08        2,470,433
  1,000      General Electric Capital Corp., Series A                                         6.50      12/10/07        1,007,886
  3,000      HSBC Finance Corp.                                                               5.84       2/15/08        3,014,559
  5,000      HSH Nordbank AG 144A (Germany) (b) (c) (d)                                       5.35       4/23/07(g)     5,000,000
  3,000      National Australia Bank Ltd. 144A (Australia) (b) (c) (d)                        5.29       4/10/07(g)     3,000,000
  3,000      Nordea Bank AB 144A (Sweden) (b) (c) (d)                                         5.30       4/10/07(g)     3,000,000
  3,000      Wells Fargo & Co. (c)                                                            5.28       4/18/07(g)     3,000,000
                                                                                                                     ------------
TOTAL MEDIUM TERM NOTES                                                                                                23,492,878
                                                                                                                     ------------
TOTAL INVESTMENTS--99.7%                                                                                              164,262,334(a)
    (Identified cost $164,262,334)
    Other assets and liabilities, net--0.3%                                                                               452,121
                                                                                                                     ------------
NET ASSETS--100.0%                                                                                                   $164,714,455
                                                                                                                     ============

(a) Federal Income Tax Information: At March 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2007, these securities amounted to a value of $14,000,000 or 8.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) The  interest  rate  shown is the  coupon  rate.
(f) The rate  shown is the discount rate.
(g) The maturity date shown is the reset date.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)




                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
U.S. GOVERNMENT SECURITIES--3.5%
  U.S. TREASURY BONDS--2.5%
  U.S. Treasury Bond 5.375%, 2/15/31                 $  2,325   $  2,478,668
  U.S. Treasury Bond 4.50%, 2/15/36                     1,500      1,414,218
  U.S. Treasury Bond 4.75%, 2/15/37                     2,175      2,141,016
                                                                ------------
                                                                   6,033,902
                                                                ------------
U.S. TREASURY NOTES--1.0%
  U.S. Treasury Note 4.625%, 2/29/12                    1,375      1,380,103
  U.S. Treasury Note 4.625%, 11/15/16                     475        473,608
  U.S. Treasury Note 4.625%, 2/15/17                      700        698,578
                                                                ------------
                                                                   2,552,289
                                                                ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $8,671,185)                                     8,586,191
                                                                ------------
AGENCY MORTGAGE-BACKED SECURITIES--13.8%
  FNMA 4.50%, 6/1/19                                    1,916      1,857,158
  FNMA 5%, 8/1/20                                         233        230,166
  FNMA 5%, 4/1/34                                       1,384      1,339,198
  FNMA 5.50%, 4/1/34                                    2,113      2,094,313
  FNMA 5%, 5/1/34                                       1,456      1,409,656
  FNMA 6%, 5/1/34                                         459        463,916
  FNMA 5.50%, 6/1/34                                    2,347      2,326,765
  FNMA 6%, 8/1/34                                       1,056      1,068,532
  FNMA 5.50%, 1/1/35                                    1,993      1,975,449
  FNMA 5.50%, 2/1/35                                    1,076      1,066,668
  FNMA 5%, 10/1/35                                      5,491      5,310,242
  FNMA 5.50%, 10/1/35                                     880        871,919
  FNMA 6%, 3/1/36                                       2,071      2,086,269
  FNMA 6.50%, 8/1/36                                    2,276      2,321,525
  FNMA 6%, 10/1/36                                      3,252      3,275,934
  FNMA 6%, 1/1/37                                         633        637,264
  FNMA 04-W6, 1A4 5.50%, 7/25/34                        1,941      1,946,168
  FNMA 05-57, CK 5%, 7/25/35                            1,166      1,158,344
  FNMA 05-74, AG 5%, 9/25/35                              779        772,716
  GNMA 6.50%, 10/15/23                                     27         27,795
  GNMA 6.50%, 12/15/25                                     48         48,962
  GNMA 6.50%, 1/15/26                                       6          6,534
  GNMA 6.50%, 8/15/31                                     396        407,792
  GNMA 6.50%, 11/15/31                                     87         89,148
  GNMA 6.50%, 3/15/32                                     206        212,251
  GNMA 6.50%, 4/15/32                                     642        660,122



                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
GNMA 6.50%, 4/15/32                                  $    339   $    348,678
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $34,094,988)                                   34,013,484
                                                                ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.0%
  FHLMC 5.20%, 3/5/19                                   2,500      2,451,207
  FHLMC 5.30%, 5/12/20                                  2,500      2,432,113
                                                                ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
 (Identified cost $4,889,575)                                      4,883,320
                                                                ------------
MUNICIPAL BONDS--2.4%

CALIFORNIA--1.1%
  Alameda Corridor Transportation
    Authority Taxable Series C 6.50%,
    10/1/19 (MBIA Insured)                                750        813,893
  Alameda Corridor Transportation
    Authority Taxable Series C 6.60%,
    10/1/29 (MBIA Insured)                              1,750      1,966,597
                                                                ------------
                                                                   2,780,490
                                                                ------------
FLORIDA--0.6%
  University of Miami Taxable Series A
    7.65%, 4/1/20 (MBIA Insured)                        1,310      1,330,632
                                                                ------------
ILLINOIS--0.6%
  Illinois Educational Facilities Authority -
    Loyola University Taxable Series C
    7.12%, 7/1/11 (AMBAC Insured)                       1,330      1,431,692
                                                                ------------
SOUTH DAKOTA--0.1%
  South Dakota State Educational
    Enhancement Funding Corp. Taxable
    Series A 6.72%, 6/1/25                                299        299,054
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $5,412,968)                                     5,841,868
                                                                ------------
ASSET-BACKED SECURITIES--1.2%
  Bear Stearns Structured Products,
    Inc. 05-20N B 144A 8.82%, 10/25/45 (b)(c)           1,250      1,184,765
  Bombardier Capital Mortgage
    Securitization Corp. 99-A, A3 5.98%, 1/15/18        1,013        949,356
  Lehman XS Net Interest Margin 06-GPM7,
    A1 144A 6.25%, 12/28/46 (b)                           644        642,377

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  MASTR Alternative Net Interest Margin
    06-6, N1 144A 6.32%, 9/26/46 (b)(c)              $    319   $    290,730

TOTAL ASSET-BACKED SECURITIES
  (Identified cost $3,146,361)                                     3,067,228
                                                                ------------
DOMESTIC CORPORATE BONDS--26.6%

AEROSPACE & DEFENSE--0.6%
  DRS Technologies, Inc. 6.625%, 2/1/16                   500        507,500
  L-3 Communications Corp. 6.125%, 1/15/14                550        543,125
  L-3 Communications Corp. Series B 6.375%, 10/15/15      250        249,062
  Precision Castparts Corp. 5.60%, 12/15/13               150        150,794
                                                                ------------
                                                                   1,450,481
                                                                ------------
AIR FREIGHT & LOGISTICS--0.1%
  FedEx Corp. 2.65%, 4/1/07                               150        150,000
                                                                ------------
AIRLINES--2.2%
  American Airlines, Inc. 01-1 6.977%, 11/23/22         1,270      1,273,915
  Continental Airlines, Inc. 98-1A 6.648%, 3/15/19        891        924,164
  JetBlue Airways Corp. 04-2 C 8.46%, 5/15/10 (c)         555        557,831
  United Airlines, Inc. 00-2 7.032%, 4/1/12             1,994      2,024,750
  United Airlines, Inc. 01-1 6.071%, 9/1/14               573        576,372
                                                                ------------
                                                                   5,357,032
                                                                ------------
APPAREL RETAIL--0.0%
  Gap, Inc. (The) 6.90%, 9/15/07                           50         50,288
                                                                ------------
APPLICATION SOFTWARE--0.2%
  Intuit, Inc. 5.75%, 3/15/17                             415        409,425
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The) 3.625%, 1/15/09        180        175,715
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.3%
  DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13        225        236,963
  Ford Motor Co. 7.45%, 7/16/31 (f)                       625        486,719
                                                                ------------
                                                                     723,682
                                                                ------------
AUTOMOTIVE RETAIL--0.3%
  Hertz Corp. 8.875%, 1/1/14                              600        649,500



                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
AUTOMOTIVE RETAIL--(CONTINUED)
  Hertz Corp. 10.50%, 1/1/16 (f)                     $    150   $    171,750
                                                                ------------
                                                                     821,250
                                                                ------------
BROADCASTING & CABLE TV--1.1%
  CCH I Holdings LLC 11.75%, 5/15/14 (c)(f)               275        264,688
  Comcast Cable Holdings LLC 7.875%, 8/1/13               500        559,898
  COX Communications, Inc. 5.45%, 12/15/14                625        617,395
  DIRECTV Holdings LLC/DIRECTV
    Financing Co., Inc. 6.375%, 6/15/15                 1,000        955,000
  PanAmSat Corp. 144A 9%, 6/15/16 (b)                     300        331,875
  Univision Communications, Inc. 3.50%, 10/15/07           75         73,875
                                                                ------------
                                                                   2,802,731
                                                                ------------
BUILDING PRODUCTS--0.8%
  Esco Corp. 144A 8.625%, 12/15/13 (b)                    600        639,000
  Masco Corp. 5.85%, 3/15/17 (f)                          825        811,557
  Owens Corning, Inc. 144A 6.50%, 12/1/16 (b)             495        505,592
                                                                ------------
                                                                   1,956,149
                                                                ------------
CASINOS & GAMING--0.5%
  Harrah's Operating Co., Inc. 5.625%, 6/1/15             425        367,140
  MGM MIRAGE 8.50%, 9/15/10                               550        590,562
  Pokagon Gaming Authority 144A 10.375%, 6/15/14 (b)      125        138,438
  Seminole Hard Rock Entertainment, Inc./
    Seminole Hard Rock International LLC
    144A 7.848%, 3/15/14 (b)(c)                           125        128,125
                                                                ------------
                                                                   1,224,265
                                                                ------------
CATALOG RETAIL--0.4%
  IAC/InterActiveCorp 7%, 1/15/13 (f)                     875        921,896
                                                                ------------
CONSUMER FINANCE--2.3%
  Capital One Bank 5.75%, 9/15/10 (f)                     125        126,721
  Ford Motor Credit Co. 8.36%, 11/2/07 (c)                225        227,508
  Ford Motor Credit Co. 8.625%, 11/1/10 (f)               650        663,843
  Ford Motor Credit Co. 9.875%, 8/10/11                   375        397,476
  Ford Motor Credit Co. 9.81%, 4/15/12 (c)(f)              95        100,700
  GMAC LLC 7.25%, 3/2/11                                1,250      1,257,954
  GMAC LLC 6.875%, 9/15/11                                793        794,519

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
CONSUMER FINANCE--(CONTINUED)
  GMAC LLC 6%, 12/15/11                              $  1,000   $    970,885
  HSBC Finance Corp. 4.125%, 11/16/09                     275        268,473
  Residential Capital LLC 6.875%, 6/30/15 (f)             495        499,413
  SLM Corp. 3.95%, 8/15/08                                250        245,584
  SLM Corp. 4.20%, 1/31/14 (c)                             50         46,736
                                                                ------------
                                                                   5,599,812
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  Convergys Corp. 4.875%, 12/15/09                      1,000        983,012
  Fiserv, Inc. 3%, 6/27/08                                150        145,306
  Wester Union Co. (The) 5.93%, 10/1/16                   940        942,021
                                                                ------------
                                                                   2,070,339
                                                                ------------
DISTILLERS & VINTNERS--0.1%
  Constellation Brands, Inc. 7.25%, 9/1/16                220        223,850
                                                                ------------
DIVERSIFIED CHEMICALS--0.3%
  Cabot Corp. 144A 5.25%, 9/1/13 (b)                      750        734,644
  Nalco Co. 7.75%, 11/15/11                                50         51,500
                                                                ------------
                                                                     786,144
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
  Adesa, Inc. 7.625%, 6/15/12                             500        531,250
  Cintas Corp. 6%, 6/1/12                                  50         51,740
  Mobile Mini, Inc. 9.50%, 7/1/13                         975      1,048,125
                                                                ------------
                                                                   1,631,115
                                                                ------------
DIVERSIFIED METALS & MINING--0.7%
  Freeport-McMoRan Copper & Gold, Inc.
    (Indonesia) 6.875%, 2/1/1 (d)(f)                      540        556,875
  Glencore Funding LLC 144A 6%, 4/15/14 (b)             1,150      1,139,870
                                                                ------------
                                                                   1,696,745
                                                                ------------
ELECTRIC UTILITIES--1.1%
  Consumers Energy Co. Series J 6%, 2/15/14 (f)         1,250      1,285,951
  Entergy Gulf States, Inc. 3.60%, 6/1/08               1,000        980,112
  Public Service Co. of Colorado Series A
    6.875%, 7/15/09                                        25         25,904
  Southern California Edison Co.
    7.625%, 1/15/10 (f)                                   100        106,367
  Southern California Edison Co. 5%, 1/15/14               50         49,095


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
ELECTRIC UTILITIES--(CONTINUED)
  Southern California Edison Co. 6%, 1/15/34 (f)     $    100   $    101,993
  Southern California Edison Co. 5.75%, 4/1/35 (f)        125        123,271
                                                                ------------
                                                                   2,672,693
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
  General Cable, Corp. 144A 7.125%, 4/1/17 (b)            500        505,625
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Jabil Circuit, Inc. 5.875%, 7/15/10                   1,000        994,774
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
  Allied Waste North America, Inc. 6.125%, 2/15/14 (f)    500        488,750
  Waste Management, Inc. 7.375%, 8/1/10                   430        457,448
                                                                ------------
                                                                     946,198
                                                                ------------
GAS UTILITIES--0.3%
  AmeriGas Partners LP 7.25%, 5/20/15                     500        507,500
  Panhandle Eastern Pipe Line Co. LP 4.80%, 8/15/08       100         99,256
  Southwest Gas Corp. 7.625%, 5/15/12                     140        151,377
                                                                ------------
                                                                     758,133
                                                                ------------
HEALTH CARE FACILITIES--0.4%
  HealthSouth Corp. 144A 10.75%, 6/15/16 (b)              500        546,250
  Manor Care, Inc. 6.25%, 5/1/13                          370        375,656
                                                                ------------
                                                                     921,906
                                                                ------------
HEALTH CARE SERVICES--0.0%
  Fresenius Medical Care Capital Trust IV
    7.875%, 6/15/11                                        25         26,375
  Quest Diagnostics, Inc. 7.50%, 7/12/11                   35         37,711
                                                                ------------
                                                                      64,086
                                                                ------------
HOME IMPROVEMENT RETAIL--0.1%
  Home Depot, Inc. (The) 5.40%, 3/1/16                    385        375,948
                                                                ------------
HOMEBUILDING--0.0%
  K. Hovnanian Enterprises, Inc. 6.50%, 1/15/14            75         67,500
                                                                ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Royal Caribbean Cruises Ltd.
    6.875%, 12/1/13(f)                               $  1,250   $  1,278,990
                                                                ------------
HOUSEHOLD PRODUCTS--0.1%
  Procter & Gamble Co. (The) 4.75%, 6/15/07               195        194,823
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
  AES Panama S.A. 144A 6.35%, 12/21/16 (b)                375        364,795
                                                                ------------
INDUSTRIAL MACHINERY--0.1%
  Kennametal, Inc. 7.20%, 6/15/12                         225        241,642
                                                                ------------
INTEGRATED OIL & GAS--0.1%
  ChevronTexaco Capital Co. 3.50%, 9/17/07                260        258,069
  Occidental Petroleum Corp. 4.25%, 3/15/10                80         78,356
                                                                ------------
                                                                     336,425
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
  Embarq Corp. 7.082%, 6/1/16                             600        611,727
  Verizon Global Funding Corp. 6.875%, 6/15/12 (f)      1,000      1,073,492
  Windstream Corp. 8.625%, 8/1/16                         500        549,375
  Windstream Corp. 144A 7%, 3/15/19 (b)                   250        251,250
                                                                ------------
                                                                   2,485,844
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.3%
  Jefferies Group, Inc. 5.50%, 3/15/16                    225        220,178
  Merrill Lynch & Co., Inc. 6.11%, 1/29/37                500        484,733
                                                                ------------
                                                                     704,911
                                                                ------------
LIFE & HEALTH INSURANCE--0.2%
  Americo Life, Inc. 144A 7.875%, 5/1/13 (b)              200        205,574
  New York Life Insurance Co. 144A 5.875%, 5/15/33 (b)    100        101,672
  StanCorp Financial Group, Inc. 6.875%, 10/1/12          225        238,491
                                                                ------------
                                                                     545,737
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
  Fisher Scientific International, Inc.
    6.75%, 8/15/14                                        725        744,651
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
MANAGED HEALTH CARE--0.1%
  UnitedHealth Group, Inc. 3.30%, 1/30/08            $    220   $    216,203
  UnitedHealth Group, Inc. 4.875%, 4/1/13                 125        122,676
                                                                ------------
                                                                     338,879
                                                                ------------
METAL & GLASS CONTAINERS--0.3%
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                                       123        126,075
  Owens-Brockway Glass Container, Inc.
    7.75%, 5/15/11                                         50         51,875
  Plastipak Holdings, Inc. 144A
    8.50%, 12/15/15 (b)                                   500        532,500
                                                                ------------
                                                                     710,450
                                                                ------------
MORTGAGE REITS--0.4%
  iStar Financial, Inc. 5.95%, 10/15/13                 1,000      1,012,207
  iStar Financial, Inc. Series B 5.125%, 4/1/11            75         74,294
                                                                ------------
                                                                   1,086,501
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.0%
  Harley-Davidson, Inc. 144A 3.625%, 12/15/08 (b)         100         97,449
                                                                ------------
MOVIES & ENTERTAINMENT--0.4%
  Time Warner, Inc. 6.875%, 5/1/12                        275        293,045
  Viacom, Inc. 6.25%, 4/30/16                             625        633,594
                                                                ------------
                                                                     926,639
                                                                ------------
MULTI-LINE INSURANCE--0.2%
  Assurant, Inc. 6.75%, 2/15/34                            75         80,561
  Farmers Insurance Exchange 144A 8.625%, 5/1/24 (b)       75         89,197
  Liberty Mutual Group, Inc. 144A 5.75%, 3/15/14 (b)      200        199,455
  Liberty Mutual Group, Inc. 144A 7%, 3/15/34 (b)         150        154,619
  Liberty Mutual Insurance Co. 144A 8.50%, 5/15/25 (b)     25         29,183
                                                                ------------
                                                                     553,015
                                                                ------------
MULTI-UTILITIES--0.3%
  CMS Energy Corp. 7.50%, 1/15/09 (f)                     125        128,906
  CMS Energy Corp. 7.75%, 8/1/10                          100        106,500
  Dominion Resources, Inc. Series D 5.125%, 12/15/09      100        100,035

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
MULTI-UTILITIES--(CONTINUED)
  MidAmerican Energy Holdings Co.
    3.50%, 5/15/08                                   $    200   $    196,257
  Xcel Energy, Inc. 3.40%, 7/1/08                         140        136,970
                                                                ------------
                                                                     668,668
                                                                ------------
OFFICE ELECTRONICS--0.3%
  Xerox Corp. 6.75%, 2/1/17                               600        627,851
                                                                ------------
OFFICE REITS--0.3%
  Mack-Cali Realty LP 5.125%, 2/15/14                     700        681,878
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.0%
  Cooper Cameron Corp. 2.65%, 4/15/07                     100         99,910
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
  Anadarko Petroleum Corp. 3.25%, 5/1/08                  345        337,280
  Denbury Resources, Inc. 7.50%, 4/1/13                   400        406,000
  Swift Energy Co. 7.625%, 7/15/11                        500        515,000
                                                                ------------
                                                                   1,258,280
                                                                ------------
OIL & GAS REFINING & MARKETING--0.2%
  Kern River Funding Corp. 144A 4.893%, 4/30/18(b)         83         80,440
  Premcor Refining Group, Inc. (The) 6.125%, 5/1/11       500        515,903
                                                                ------------
                                                                     596,343
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
  Kaneb Pipe Line Operating Partnership LP
    5.875%, 6/1/13                                        125        126,626
  Kinder Morgan Management LLC
    5.70%, 1/5/16(p)                                      700        656,325
  Williams Cos., Inc. (The) 7.125%, 9/1/11                500        526,250
                                                                ------------
                                                                   1,309,201
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
  Citigroup, Inc. 4.875%, 5/7/15                          175        168,848
  General Electric Capital Corp.
    5.375%, 10/20/16                                    1,870      1,867,707
  OneAmerica Financial Partners, Inc.
    144A 7%, 10/15/33(b)                                  175        181,023
                                                                ------------
                                                                   2,217,578
                                                                ------------
PACKAGED FOODS & MEATS--0.2%
  Dean Foods Co. 6.90%, 10/15/17                           50         49,250
  Kellogg Co. Series B 6.60%, 4/1/11                       75         78,823



                                                       PAR
                                                      VALUE
                                                       (000)        VALUE
                                                     --------   ------------
PACKAGED FOODS & MEATS--(CONTINUED)
  Tyson Foods, Inc. 6.85%, 4/1/16                    $    400   $    414,925
                                                                ------------
                                                                     542,998
                                                                ------------
PAPER PACKAGING--0.1%
  Sealed Air Corp. 144A 5.375%, 4/15/08 (b)               250        248,800
                                                                ------------
PAPER PRODUCTS--0.5%
  Abitibi-Consolidated Finance LP
    7.875%, 8/1/09                                        625        628,906
  Verso Paper Holdings LLC and Verso
    Paper, Inc.  144A 11.375%, 8/1/16 (b)                 625        657,813
                                                                ------------
                                                                   1,286,719
                                                                ------------
PERSONAL PRODUCTS--0.1%
  Gillette Co. (The) 4.125%, 8/30/07                      125        124,393
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  Berkley (W.R.) Corp. 5.875%, 2/15/13                     75         76,287
  Berkshire Hathaway Finance Corp. 4.625%, 10/15/13       100         96,751
  Fund American Cos., Inc. 5.875%, 5/15/13                175        175,051
  Kingsway America, Inc. 7.50%, 2/1/14                    125        129,086
  Markel Corp. 6.80%, 2/15/13                             175        181,993
  NYMAGIC, Inc. 6.50%, 3/15/14                            150        147,026
  Progressive Corp. (The) 6.25%, 12/1/32 (f)               75         79,366
                                                                ------------
                                                                     885,560
                                                                ------------
PUBLISHING--0.5%
  Dex Media East LLC/Dex Media East
    Finance Co. 9.875%, 11/15/09                           25         26,187
  Dex Media, Inc. 8%, 11/15/13                             50         52,625
  Idearc, Inc. 144A 8%, 11/15/16 (b)                      500        516,875
  News America, Inc. 6.625%, 1/9/08                       250        252,111
  Reader's Digest Association, Inc.
    (The) 144A 9%, 2/15/17(b)                             500        483,750
                                                                ------------
                                                                   1,331,548
                                                                ------------
REGIONAL BANKS--0.1%
  Citizens Banking Corp. 5.75%, 2/1/13                     25         25,251
  Hudson United Bank 7%, 5/15/12                           80         86,034
  Zions Bancorp. 6%, 9/15/15                              125        127,314
                                                                ------------
                                                                     238,599
                                                                ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
SEMICONDUCTORS--0.3%
  Freescale Semiconductor, Inc. 144A
    10.125%, 12/15/16 (b)(f)                         $    623   $    627,672
                                                                ------------
SOFT DRINKS--0.1%
  Coca-Cola Enterprises, Inc. 7.125%, 8/1/17              133        149,728
                                                                ------------
SPECIALIZED CONSUMER SERVICES--0.4%
  Stewart Enterprises, Inc. 6.25%, 2/15/13              1,000        975,000
                                                                ------------
SPECIALIZED FINANCE--0.1%
  Yankee Acquisition Corp. 144A
    9.75%, 2/15/17 (b)(f)                                 125        127,188
                                                                ------------
SPECIALIZED REITS--0.7%
  Health Care REIT, Inc. 5.875%, 5/15/15                1,775      1,764,703
                                                                ------------
SPECIALTY STORES--0.4%
  Office Depot, Inc. 6.25%, 8/15/13                     1,000      1,021,831
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.0%
  Sovereign Capital Trust I 9%, 4/1/27                     35         36,386
                                                                ------------
TOBACCO--0.6%
  Reynolds American, Inc. 7.30%, 7/15/15                  750        786,724
  Reynolds American, Inc. 7.625%, 6/1/16                  600        641,298
                                                                ------------
                                                                   1,428,022
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
  United Rentals North America, Inc.
    6.50%, 2/15/12                                        525        526,313
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  Nextel Communications, Inc. Series F
    5.95%, 3/15/14                                      1,000        983,809
                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $64,965,029)                                   65,727,511
                                                                ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--11.2%
  Adjustable Rate Mortgage Trust 05-3,
    2A1 4.699%, 7/25/35 (c)                             1,389      1,372,135
  Bear Stearns Structured Products, Inc.
    04-15, A2  P.O. 144A 0%, 11/27/34 (b)                 616        592,883
  Bear Stearns Structured Products, Inc.
    05-10 144A 7.82%, 4/26/35 (b)(c)                      504        503,312
  Chase Mortgage Finance Corp.
    06-A1, 4A1 6.06%, 9/25/36 (c)                       2,271      2,284,769


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  Citicorp Mortgage Securities, Inc.
    06-7, 1A1 6%, 12/25/36                           $  1,632   $  1,636,517
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-13, 1A1 5.50%, 8/25/34        1,204      1,202,032
  Countrywide Home Loan Mortgage
    Pass-Through Trust 07-1, A2 6%, 2/25/37             1,984      1,986,745
  DLJ Commercial Mortgage Corp.
    98-CF2, A1B 6.24%, 11/12/31                           358        361,619
  First Horizon Mortgage Pass-Through
    Trust 04-AR4, 2A1 4.398%, 8/25/34 (c)               2,416      2,381,754
  First Horizon Mortgage Pass-Through
    Trust 05-AR1, 2A1 5.016%, 4/25/35 (c)               1,164      1,164,864
  Franchise Mortgage Acceptance Co.
    Loan Receivables Trust 98-CA, A2 144A
    6.66%, 1/15/12 (b)                                    553        542,384
  GMAC Commercial Mortgage Securities,
    Inc. 97-C2, A3 6.566%, 4/15/29                         46         45,713
  GS Mortgage Securities Corp. II
    99-C1, A2 6.11%, 11/18/30 (c)                         419        422,100
  Harborview Net Interest Margin Corp.
    06-12, N1 144A 6.409%, 12/19/36 (b)                   569        570,107
  Indymac Index Mortgage Loan Trust
    05-AR8, B4 7.07%, 4/25/35 (c)                         890        842,819
  Indymac Index Mortgage Loan Trust
    06-AR25, 3A1 6.387%, 9/25/36 (c)                    1,679      1,715,560
  Lehman XS Net Interest Margin
    06-GPM5, A1 144A 6.25%, 10/28/46 (b)                1,031      1,030,151
  MASTR Resecuritization Trust
    04-3 144A 5%, 3/28/34 (b)                             552        504,852
  MASTR Resecuritization Trust
    05-1 144A 5%, 10/28/34 (b)                            650        618,722
  Residential Accredit Loans, Inc.
    5.466%, 9/25/32                                       615        593,330
  Residential Accredit Loans, Inc.
    05-QA4, A5 5.459%, 4/25/35 (c)                      1,629      1,622,076
  Structured Asset Securities Corp.
    03-32, 1A1 5.227%, 11/25/33 (c)                       952        924,037
  Structured Asset Securities Corp.
    05-1, 6A1 6%, 2/25/35                               1,688      1,685,793
  Timberstar Trust 06-1A A 144A
    5.668%, 10/15/36 (b)                                1,275      1,288,604
  Washington Mutual, Inc. 05-AR13,
    B13 144A 6.52%, 10/25/45 (b)(c)                       868        734,264

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1 5%, 5/25/20           $  1,008   $    986,956

TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $27,766,892)                                   27,614,098
                                                                ------------

FOREIGN GOVERNMENT SECURITIES--18.4%

ARGENTINA--1.7%
  Republic of Argentina PIK Interest
    Capitalization 8.28%, 12/31/33 (f)                  2,017      2,349,067
  Republic of Argentina Series GDP
    0%, 12/15/35 (c)                                   14,251      1,973,769
                                                                ------------
                                                                   4,322,836
                                                                ------------
AUSTRALIA--0.2%
  Commonwealth of Australia Series 909
    7.50%, 9/15/09                                        580(g)     482,870
                                                                ------------
BRAZIL--2.6%
  Federative Republic of Brazil 7.875%, 3/7/15            550        627,550
  Federative Republic of Brazil 12.50%, 1/5/16          4,874(h)   2,714,612
  Federative Republic of Brazil 6%, 1/17/17               125        126,563
  Federative Republic of Brazil 7.125%, 1/20/37           500        554,250
  Federative Republic of Brazil 11%, 8/17/40            1,810      2,443,952
                                                                ------------
                                                                   6,466,927
                                                                ------------
CANADA--0.9%
  Commonwealth of Canada 4.25%, 9/1/09                  2,520(i)   2,194,790
                                                                ------------
COLOMBIA--0.2%
  Republic of Colombia 10%, 1/23/12                       500        591,250
                                                                ------------
EGYPT--0.1%
  Orascom Telecom Finance SCA 144A
    7.875%, 2/8/14 (b)                                    300        297,000
                                                                ------------
EL SALVADOR--0.2%
  Republic of El Salvador 144A
    7.625%, 9/21/34 (b)                                   400        461,000
                                                                ------------
GERMANY--1.2%
  Federal Republic of Germany 144A
    3.25%, 4/17/09 (b)                                  2,273(j)   2,991,801
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
GUATEMALA--0.3%
  Republic of Guatemala 144A
    8.125%, 10/6/34 (b)(f)                           $    675   $    801,563
                                                                ------------
INDONESIA--0.3%
  Republic of Indonesia 11.867%, 6/15/09                  640        626,925
                                                                ------------
MEXICO--0.8%
  United Mexican States 4.625%, 10/8/08                    50         49,450
  United Mexican States 6.75%, 9/27/34                    500        545,250
  United Mexican States Series MI10
     9.50%, 12/18/14                                    1,281(k)   1,290,099
                                                                ------------
                                                                   1,884,799
                                                                ------------
NORWAY--0.7%
  Kingdom of Norway 5.50%, 5/15/09                     10,860(m)   1,813,236
                                                                ------------
PHILIPPINES--1.2%
  Republic of Philippines 8%, 1/15/16 (f)                 500        565,625
  Republic of Philippines 10.625%, 3/16/25                525        746,813
  Republic of Philippines 7.75%, 1/14/31                  500        566,250
  Republic of Philippines 6.375%, 1/15/32               1,000        976,250
                                                                ------------
                                                                   2,854,938
                                                                ------------
RUSSIA--2.0%
  Russian Federation 144A 7.50%, 3/31/30 (b)(c)         2,075      2,355,125
  Russian Federation RegS 7.50%, 3/31/30 (c)(e)         2,350      2,668,719
                                                                ------------
                                                                   5,023,844
                                                                ------------
SWEDEN--1.0%
  Kingdom of Sweden Series 1043 5%, 1/28/09            17,075(n)   2,496,401
                                                                ------------
TURKEY--1.2%
  Republic of Turkey 10.50%, 1/13/08                      500        521,875
  Republic of Turkey 9%, 6/30/11                          500        557,500
  Republic of Turkey 11.50%, 1/23/12                      750        918,750
  Republic of Turkey 7.25%, 3/15/15                       350        364,875
  Republic of Turkey 7%, 6/5/20                           500        505,625
                                                                ------------
                                                                   2,868,625
                                                                ------------
UKRAINE--0.4%
  Republic of Ukraine, Ministry of Finance 144A
    6.58%, 11/21/16 (b)(f)                              1,000      1,016,000
                                                                ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
UNITED STATES--0.3%
  General Electric Capital Corp. 6.625%, 4/17/09          960(l)$    670,766
                                                                ------------
URUGUAY--0.9%
  Republic of Uruguay 8%, 11/18/22                   $  1,850      2,109,000
                                                                ------------
VENEZUELA--2.2%
  Republic of Venezuela 5.75%, 2/26/16                  1,350      1,266,840
  Republic of Venezuela 9.25%, 9/15/27 (f)              2,200      2,772,000
  Republic of Venezuela RegS 5.375%, 8/7/10 (e)         1,500      1,470,000
                                                                ------------
                                                                   5,508,840
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $42,191,980)                                   45,483,411
                                                                ------------
FOREIGN CORPORATE BONDS (d)--8.8%

AUSTRALIA--0.3%
  Commonwealth Bank of Australia
    Series TCD 6.75%, 12/1/07                           1,000(g)     810,102
                                                                ------------
BRAZIL--0.3%
  Vale Overseas Ltd. 6.25%, 1/11/16                       500        509,052
  Vale Overseas Ltd. 6.25%, 1/23/17                       200        203,792
                                                                ------------
                                                                     712,844
                                                                ------------
CANADA--1.1%
  Catalyst Paper Corp. 7.375%, 3/1/14                     355        345,238
  European Investment Bank 144A
    4.60%, 1/30/37 (b)                                    625(i)     537,846
  Rogers Cable, Inc. 7.875%, 5/1/12                     1,000      1,092,500
  Rogers Wireless Communications, Inc.
    6.375%, 3/1/14                                        575        592,250
                                                                ------------
                                                                   2,567,834
                                                                ------------
CHILE--0.2%
  Empresa Nacional de Electricidad SA
    8.35%, 8/1/13                                         500        566,953
                                                                ------------
GERMANY--0.4%
  Deutsche Telekom International Finance BV
    8%, 6/15/10                                         1,000      1,084,016
                                                                ------------
HONG KONG--0.1%
  Hutchison Whampoa International Ltd. 144A
    5.45%, 11/24/10 (b)                                   150        151,129
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
INDIA--0.3%
  ICICI Bank Ltd. 144A 6.375%, 4/30/22 (b)(c)        $    625   $    619,252
                                                                ------------
JAPAN--0.5%
  Resona Bank Ltd. 144A 5.85%, 9/29/49 (b)(c)           1,250      1,243,890
                                                                ------------
KAZAKHSTAN--1.2%
  Kazkommerts International BV 144A
    7.875%, 4/7/14 (b)(f)                               1,000      1,022,500
  Tengizchevroil Finance Co. SARL 144A
    6.124%, 11/15/14 (b)                                1,000        995,000
  TuranAlem Finance BV 144A 7.875%, 6/2/10 (b)          1,000      1,022,500
                                                                ------------
                                                                   3,040,000
                                                                ------------
MALAYSIA--0.5%
  Malaysia International Shipping Corp.
    Capital Ltd. 144A 6.125%, 7/1/14 (b)                1,250      1,302,080
                                                                ------------
MEXICO--0.2%
  Pemex Project Funding Master Trust 6.125%, 8/15/08      200        201,400
  Vitro S.A. de C.V. 144A 8.625%, 2/1/12 (b)              220        226,600
                                                                ------------
                                                                     428,000
                                                                ------------
RUSSIA--1.5%
  Gazprom International SA 144A 7.201%, 2/1/20 (b)      1,000      1,050,000
  Gazprom OAO (Gaz Capital SA) 144A
    6.212%, 11/22/16 (b)                                1,905      1,905,952
  Gazprom OAO (Gaz Capital SA) 144A
    6.51%, 3/7/22 (b)(f)                                  520        527,800
  OJSC Vimpel Communications (UBS Luxembourg SA)
    144A 8.375%, 10/22/11 (b)                             250        267,500
                                                                ------------
                                                                   3,751,252
                                                                ------------
SINGAPORE--0.3%
  UOB Cayman Ltd. 144A 5.796%, 12/29/49 (b)(c)            700        684,032
                                                                ------------
SOUTH AFRICA--0.0%
  SABMiller plc 144A 6.625%, 8/15/33 (b)                   75         79,005
                                                                ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
SOUTH KOREA--0.4%
  Woori Bank 144A
    6.125%, 5/3/16 (b)(c)                           $   1,000   $  1,024,381
                                                                ------------
UNITED ARAB EMIRATES--0.3%
  Abu Dhabi National Energy Co. 144A
    5.875%, 10/27/16 (b)                                  825        832,468
                                                                ------------
UNITED KINGDOM--0.7%
  British Sky Broadcasting Group plc
    6.875%, 2/23/09                                       650        668,120
  Hanson Australia Funding Ltd.
    5.25%, 3/15/13                                        125        122,623
  Ineos Group Holdings plc 144A
    8.50%, 2/15/16 (b)                                    500        481,250
  Vodafone Group plc
    6.15%, 2/27/37                                        375        362,018
                                                                ------------
                                                                   1,634,011
                                                                ------------
UNITED STATES--0.5%
  Nova Chemicals Corp.
    8.502%, 11/15/13 (c)                                1,218      1,218,000
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $21,410,856)                                   21,749,249
                                                                ------------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
  Par Pharmaceutical Cos., Inc. 2.875%, 9/30/10           300        282,750
                                                                ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $255,849)                                         282,750
                                                                ------------
DOMESTIC LOAN AGREEMENTS--9.5%

ADVERTISING--0.1%
  Lamar Media Corp. Tranche 6.85%, 10/4/12 (c)            190        190,000
                                                                ------------
ALTERNATIVE CARRIERS--0.0%
  Level 3 Communications, Inc. Tranche B
    8.098%, 3/16/14 (c)                                   115        115,431
                                                                ------------
APPAREL RETAIL--0.4%
  Hanesbrands, Inc. Tranche B
    7.60%, 9/5/13 (c)                                     273        274,388
  HBI Branded Apparel Ltd., Inc.
    Tranche 9.13%, 3/15/14 (c)                            325        332,312
  Totes Isotoner Corp. Tranche
    11.36%, 1/16/14 (c)                                   500        509,375
                                                                ------------
                                                                   1,116,075
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
APPLICATION SOFTWARE--0.2%
  Reynolds & Reynolds Co. (The) Tranche
    7.845%, 10/24/12 (c)                             $    538   $    538,325
                                                                ------------
AUTO PARTS & EQUIPMENT--0.6%
  Mark IV Tranche 1 7.985%, 6/15/13 (c)                 1,095      1,101,341
  Mark IV Tranche 2 11.235%, 6/15/13 (c)                  325        328,250
                                                                ------------
                                                                   1,429,591
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  General Motors Corp. Tranche B 7.745%, 11/29/13 (c)     600        606,000
                                                                ------------
AUTOMOTIVE RETAIL--0.2%
  Hertz Corp. Tranche 5.365%, 2/15/12 (c)                  83         83,958
  Hertz Corp. Tranche B 7.282%, 2/15/12 (c)               401        403,898
                                                                ------------
                                                                     487,856
                                                                ------------
BROADCASTING & CABLE TV--0.4%
  Charter Communications Operating LLC  Tranche
    8.005%, 4/28/13 (c)                                   992        993,049
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  SunGard Data Systems, Inc. Tranche
    7.82%, 2/11/13 (c)                                  1,977      1,991,624
                                                                ------------
DEPARTMENT STORES--0.6%
  Neiman-Marcus Group, Inc. (The) Tranche
    7.518%, 4/6/13 (c)                                  1,541      1,556,167
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  ARAMARK Corp. Tranche 7.49%, 1/26/14 (c)                 21         20,870
  ARAMARK Corp. Tranche B 7.49%, 1/26/14 (c)              294        296,099
                                                                ------------
                                                                     316,969
                                                                ------------
DIVERSIFIED METALS & MINING--0.4%
 Freeport-McMoRan Copper & Gold, Inc. Tranche B
    (Indonesia) 7.10%, 3/19/14 (c)(d)                     875        879,375
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche B
    7.11%, 1/31/14(c)                                     361        363,256
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
  Allied Waste North America, Inc.
    Tranche A 5.322%, 1/15/12 (c)                         208        208,918

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
  Allied Waste North America, Inc.
    Tranche B 7.10%, 3/28/14 (c)                     $    468   $    470,338
                                                                ------------
                                                                     679,256
                                                                ------------
GENERAL REVENUE--0.1%
  Wimar Opco LLC Tranche B 7.86%, 1/3/12 (c)              165        166,031
                                                                ------------
HEALTH CARE FACILITIES--0.6%
  HCA, Inc. Tranche B 8.125%, 11/17/13 (c)                430        434,300
  Health Management Associates, Inc. Tranche B
    7.11%, 2/28/14 (c)                                    260        260,975
  LifePoint Hospitals, Inc. Tranche B
    6.945%, 4/15/12 (c)                                   721        721,406
                                                                ------------
                                                                   1,416,681
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
  Hilton Hotels Corp. Tranche B
    6.721%, 2/22/13 (c)                                   396        395,759
                                                                ------------
HOUSEWARES & SPECIALTIES--0.3%
  Tupperware Brands Corp. Tranche B 6.88%, 12/1/12 (c)    676        677,204
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
   NRG Energy, Inc. Tranche B 7.364%, 2/1/13 (c)        1,564      1,576,081
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
  NTELOS, Inc. Tranche B1 7.85%, 8/24/11 (c)              763        770,109
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Helix Energy Solutions Group, Inc. Tranche
    7.453%, 7/1/13 (c)                                    384        384,346
                                                                ------------
PAPER PRODUCTS--1.3%
  Domtar, Inc. Tranche B 6.723%, 3/7/14 (c)               390        389,513
  Georgia-Pacific Corp. Tranche A
    7.32%, 12/20/10 (c)                                   713        715,172
  Georgia-Pacific Corp. Tranche B1
    7.367%, 12/20/12 (c)                                1,086      1,090,323
  NewPage Corp. Tranche B 7.625%, 5/2/11 (c)            1,048      1,058,690
                                                                ------------
                                                                   3,253,698
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
PHOTOGRAPHIC PRODUCTS--0.2%
  Eastman Kodak Co. Tranche B 7.60%, 10/18/12 (c)     $   406   $    406,720
                                                                ------------
PUBLISHING--0.4%
  Idearc, Inc. Tranche B 7.38%, 11/17/14 (c)            1,000      1,006,250
                                                                ------------
SEMICONDUCTORS--0.3%
  Advanced Micro Devices, Inc. Tranche B
    7.63%, 12/31/13 (c)                                   729        733,302
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  JohnsonDiversey, Inc. Tranche B
    7.87%, 12/16/11 (c)                                   210        211,535
                                                                ------------
TOBACCO--0.1%
  Reynolds American, Inc. Tranche
    7.146%, 5/31/12 (c)                                   199        199,871
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
  United Rentals, Inc. Tranche 5.33%, 2/14/11             127        128,118
  United Rentals, Inc. Tranche B 7.35%, 2/14/11 (c)       279        282,203
                                                                ------------
                                                                     410,321
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
 Cricket Communications, Inc. Tranche B1
    8.117%, 6/16/13 (c)                                   622        625,762
                                                                ------------
TOTAL DOMESTIC LOAN AGREEMENTS
  (Identified cost $23,361,145)                                   23,496,644
                                                                ------------
FOREIGN LOAN AGREEMENTS--0.4%

GERMANY--0.4%
  Fresenius Medical Care AG & Co. KGaA Tranche B
    6.74%, 3/31/13 (c)                                    993        986,297
                                                                ------------
TOTAL FOREIGN LOAN AGREEMENTS
  (Identified cost $992,500)                                         986,297
                                                                ------------

                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC PREFERRED STOCK--0.1%

SPECIALIZED REITS--0.0%
  Saul Centers, Inc.
    Series A Pfd. 8% (f)                                  425         10,880
                                                                ------------
THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank FSB Series C Pfd. 8% (f)             3,925        103,071

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

                                                      SHARES        VALUE
                                                     --------   ------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
  Chevy Chase Preferred Capital Corp.
    Series A Pfd. 10.375% (f)                           1,225   $     66,199
                                                                ------------
                                                                     169,270
                                                                ------------
TOTAL DOMESTIC PREFERRED STOCK
  (Identified cost $178,955)                                         180,150
                                                                ------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (q)                 64,050            769
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $281,820)                                             769
                                                                ------------
TOTAL LONG TERM INVESTMENTS--96.0%
  (Identified Cost $237,620,103)                                 241,912,970
                                                                ------------
SHORT-TERM INVESTMENTS--6.6%

MONEY MARKET MUTUAL FUNDS--5.4%
  State Street Navigator Prime Plus
    (5.305% seven day effective yield) (o)         13,509,765     13,509,765
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
COMMERCIAL PAPER(r)--1.2%
  AT&T, Inc. 5.40%, 4/2/07                           $  2,950   $  2,949,558
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $16,459,323)                                   16,459,323
                                                                ------------
TOTAL INVESTMENTS--102.6%
  (Identified cost $254,079,426)                                 258,372,293(a)
  Other assets and liabilities, net--(2.6)%                      (11,336,744)
                                                                ------------
NET ASSETS--100.0%                                              $247,035,549
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,196,731 and gross depreciation of $2,019,862 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $254,195,424.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $40,017,499 or 16.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion of security is on loan.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents New Zealand Dollar.
(m) Par value represents Norwegian Krone.
(n) Par value represents Swedish Krona.
(o) Represents security purchased with cash collateral received for securities on loan.
(p) All or a portion segregated as collateral for forward currency contracts.
(q) Non-income producing.
(r) The rate shown is the discount rate.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)



                                                       PAR
                                                      VALUE
                                                       (000)        VALUE
                                                     --------   ------------
U.S. GOVERNMENT SECURITIES--1.7%

U.S. TREASURY BONDS--0.2%
  U.S. Treasury Bond 5.375%, 2/15/31                 $    100   $    106,609
                                                                ------------
U.S. TREASURY NOTES--1.5%
  U.S. Treasury Note 4.875%, 5/31/11                       10         10,124
  U.S. Treasury Note 4.625%, 2/29/12                      105        105,390
  U.S. Treasury Note 4.625%, 2/15/17                      575        573,832
                                                                ------------
                                                                     689,346
                                                                ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $802,591)                                         795,955
                                                                ------------
AGENCY MORTGAGE-BACKED SECURITIES--13.2%
  FHLMC 4.65%, 10/10/13                                   160        155,416
  FHLMC 4.50%, 12/1/18                                  1,018        988,548
  FNMA 4%, 7/1/19                                         201        190,164
  FNMA 5%, 2/1/20                                         107        105,428
  FNMA 5%, 8/1/20                                         344        339,066
  FNMA 6%, 8/1/34                                         225        227,498
  FNMA 5.50%, 3/1/35                                      474        469,923
  FNMA 5.50%, 4/1/35                                    1,220      1,209,060
  FNMA 6.50%, 8/1/36                                      683        696,457
  FNMA 6%, 1/1/37                                         584        588,244
  FNMA 04-W6, 1A4, 5.50%, 7/25/34                         350        350,822
  FNMA 05-57, CK 5%, 7/25/35                               73         72,397
  FNMA 05-65, DK 5%, 8/25/35                               90         89,735
  FNMA 05-65, PJ 5%, 8/25/35                              251        249,088
  FNMA 05-74, AG 5%, 9/25/35                              104        103,029
  FNMA 05-80, AD 5.50%, 9/25/35                           269        267,748
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,169,795)                                     6,102,623
                                                                ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.0%
  FHLMC 5.20%, 3/5/19                                     475        465,730
  FHLMC 5.30%, 5/12/20                                    475        462,101
                                                                ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $929,019)                                         927,831
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
MUNICIPAL BONDS--1.4%

NEW YORK--0.7%
  New York State Dormitory Authority
    Higher Education Taxable Series B
    3.35%, 12/15/09                                  $    315   $    302,633
                                                                ------------
PENNSYLVANIA--0.7%
  Philadelphia School District Taxable
    Series C 4.29%, 7/1/10 (FSA Insured)                  350        342,216
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $665,000)                                         644,849
                                                                ------------
ASSET-BACKED SECURITIES--10.6%
  Bombardier Capital Mortgage Securitization Corp.
    99-A, A3 5.98%, 1/15/18                               119        111,975
  Capital One Auto Finance Trust 05-BSS B
    4.32%, 5/15/10                                        350        346,937
  Carmax Auto Owner Trust 05-1 C
    4.82%, 10/15/11                                       200        198,326
  Chase Funding Mortgage Loan Asset-Backed
    Certificates 04-1, 1A4 4.111%, 8/25/30                100         98,010
  DaimlerChrysler Auto Trust 05-A B
    3.88%, 7/8/11                                         250        246,133
  GMAC Mortgage Corp. Loan Trust
    05-HE2, A3 4.62%, 11/25/35 (c)                        148        146,085
  GMAC Mortgage Corp. Loan Trust
    06-HE2, A3 6.32%, 5/25/36                             350        354,812
  GMAC Mortgage Corp. Loan Trust
    06-HE3, A2 5.75%, 10/25/36 (c)                        350        350,645
  Great America Leasing Receivables
    05-1, A4 144A 4.97%, 8/20/10 (b)                      230        229,002
  GS Auto Loan Trust 06-1, A2
    5.47%, 2/15/09                                        500        500,317
  GSAMP Trust 06-S4, M6
    6.52%, 5/25/36 (c)                                    310        285,518
  JPMorgan Mortgage Acquisition
    Corp. 06-CW2, AF3 5.777%, 8/25/36 (c)                 225        225,880
  Lehman XS Net Interest Margin
    06-GPM7, A1 144A 6.25%, 12/28/46 (b)                  223        222,740
  MASTR Alternative Net Interest Margin
    06-6, N1 144A 6.32%, 9/26/46 (b)(c)                    58         52,331

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  MMCA Automobile Trust 02-1 C
   6.20%, 1/15/10                                    $     12   $     11,785
  Onyx Acceptance Grantor Trust
   03-D, A4 3.20%, 3/15/10                                118        117,272
  Renaissance Home Equity Loan Trust
   05-3, AF3 4.814%, 11/25/35 (c)                         625        619,807
  Renaissance Home Equity Loan Trust
   06-1, AF2 5.533%, 5/25/36 (c)                          240        239,105
  Residential Funding Mortgage
   Securities II, Inc. 05-HI2, A3
   4.46%, 5/25/35                                         250        247,405
  Structured Asset Securities Corp.
   05-7XS, 1A2B 5.27%, 4/25/35 (c)                        300        298,839

TOTAL ASSET-BACKED SECURITIES
  (Identified cost $4,946,511)                                     4,902,924
                                                                ------------
DOMESTIC CORPORATE BONDS--15.7%

AIRLINES--4.1%
  American Airlines, Inc. 01-1 6.977%, 11/23/22           448        449,617
  Continental Airlines, Inc. 98-1A 6.648%, 3/15/19        174        180,982
  Delta Air Lines, Inc. 00-1 7.379%, 11/18/11 (o)         298        305,124
  JetBlue Airways Corp. 04-2 C 8.46%, 5/15/10 (c)         370        371,888
  United Airlines, Inc. 00-2 7.032%, 4/1/12               187        189,820
  United Airlines, Inc. 01-1 6.071%, 9/1/14               394        396,095
                                                                ------------
                                                                   1,893,526
                                                                ------------
APPLICATION SOFTWARE--0.1%
  Intuit, Inc. 5.75%, 3/15/17                              41         40,449
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
  Nuveen Investments, Inc. 5%, 9/15/10                     95         94,080
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13         65         68,456
                                                                ------------
AUTOMOTIVE RETAIL--0.2%
  Hertz Corp. 8.875%, 1/1/14                              100        108,250
                                                                ------------
BROADCASTING & CABLE TV--0.9%
  Comcast Cable Holdings LLC 7.875%, 8/1/13               150        167,969


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
BROADCASTING & CABLE TV--(CONTINUED)
  COX Communications, Inc. 4.625%, 6/1/13 (f)        $    250   $    239,184
                                                                ------------
                                                                     407,153
                                                                ------------
BUILDING PRODUCTS--0.1%
  Esco Corp. 144A 8.625%, 12/15/13 (b)                     54         57,510
                                                                ------------
CASINOS & GAMING--0.1%
  Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A
   7.848%, 3/15/14 (b)(c)                                  25         25,625
                                                                ------------
CONSUMER FINANCE--1.8%
  Ford Motor Credit Co. 8.36%, 11/2/07 (c)                 50         50,557
  Ford Motor Credit Co. 9.875%, 8/10/11                    80         84,795
  Ford Motor Credit Co. 9.81%, 4/15/12 (c)                135        143,100
  GMAC LLC 6.50%, 9/23/08 (c)                             185        184,796
  MBNA Corp. 4.625%, 9/15/08                              100         99,238
  Residential Capital LLC 6%, 2/22/11                      50         49,321
  SLM Corp. 3.82%, 2/1/10 (c)                             250        241,563
                                                                ------------
                                                                     853,370
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  Convergys Corp. 4.875%, 12/15/09                        250        245,753
                                                                ------------
ELECTRIC UTILITIES--0.6%
  Consumers Energy Co. Series H 4.80%, 2/17/09            100         99,084
  Entergy Gulf States, Inc. 3.60%, 6/1/08                 200        196,022
                                                                ------------
                                                                     295,106
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
  General Cable Corp. 144A
    7.725%, 4/1/15 (b)(c)                                 100        100,500
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Allied Waste North America, Inc.
    Series B 8.50%, 12/1/08                               100        105,305
                                                                ------------
HEALTH CARE FACILITIES--0.2%
  HCA, Inc. 144A 9.125%, 11/15/14 (b)                      75         80,344
                                                                ------------
HOME IMPROVEMENT RETAIL--0.2%
  Home Depot, Inc. (The) 5.40%, 3/1/16                     70         68,354
                                                                ------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
  AES Panama S.A. 144A 6.35%, 12/21/16 (b)           $     75   $     72,959
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.3%
  Piper Jaffray Equipment Trust 144A
    6%, 9/10/11 (b)                                       129        125,537
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
  Fisher Scientific International, Inc.
    6.75%, 8/15/14                                        140        143,795
                                                                ------------
MORTGAGE REITS--0.4%
  iStar Financial, Inc. 5.95%, 10/15/13                   200        202,441
                                                                ------------
MOVIES & ENTERTAINMENT--0.2%
 Time Warner, Inc. 6.875%, 5/1/12                         100        106,562
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.2%
  Steelcase, Inc. 6.50%, 8/15/11                          100        102,695
                                                                ------------
OIL & GAS REFINING & MARKETING--0.5%
  Premcor Refining Group, Inc. (The) 6.125%, 5/1/11       225        232,157
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.1%
  ONEOK Partners LP 5.90%, 4/1/12                          65         66,722
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
  ERAC USA Finance Co. 144A 5.30%, 11/15/08 (b)            85         85,020
  General Electric Capital Corp. 6.125%, 2/22/11          125        129,544
  MassMutual Global Funding II 144A
    3.50%, 3/15/10 (b)                                    100         96,135
                                                                ------------
                                                                     310,699
                                                                ------------
PAPER PACKAGING--0.5%
  Packaging Corporation of America
    4.375%, 8/1/08                                        250        246,063
                                                                ------------
PAPER PRODUCTS--0.7%
  Abitibi-Consolidated Finance LP
    7.875%, 8/1/09                                         67         67,419
  Bowater, Inc. 8.355%, 3/15/10 (c)                       165        166,237
  Verso Paper Holdings LLC and Verso
    Paper, Inc. 144A 9.11%, 8/1/14 (b)(c)                  85         87,550
                                                                ------------
                                                                     321,206
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
  Colonial Realty LP 4.80%, 4/1/11                   $    250   $    243,972
                                                                ------------
RETAIL REITS--0.3%
  Heritage Property Investment Trust 4.50%, 10/15/09      100         98,114
  Simon Property Group LP 5.60%, 9/1/11                    55         55,854
                                                                ------------
                                                                     153,968
                                                                ------------
SPECIALTY CHEMICALS--0.3%
  Lubrizol Corp. 4.625%, 10/1/09                          125        123,487
                                                                ------------
TOBACCO--0.5%
  Philip Morris Capital Corp. 7.50%, 7/16/09              200        208,260
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
  United Rentals North America, Inc. 6.50%, 2/15/12        85         85,213
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Nextel Communications, Inc. Series F 5.95%, 3/15/14      75         73,786
                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $7,204,996)                                     7,263,303
                                                                ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--21.0%
  American General Mortgage Loan Trust 06-1, A2 144A
    5.75%, 12/25/35 (b)(c)                                275        275,841
  Asset Securitization Corp. 96-D3, A1C
    7.40%, 10/13/26                                        32         32,733
  Banc of America Alternative Loan Trust 06-9, A1
    6%, 1/25/37                                           455        456,105
  Bear Stearns Commercial Mortgage Securities
    04-ESA J 144A 5.817%, 5/14/16 (b)                     350        347,867
  Bear Stearns Structured Products, Inc.
    04-15, A2  P.O. 144A 0%, 11/27/34 (b)                 122        117,274
  Bear Stearns Structured Products, Inc.
    04-6 P.O. 0%, 2/25/34                                  14         13,422
  Bear Stearns Structured Products, Inc.
    05-10 144A 7.82%, 4/26/35 (b)(c)                      134        134,262
  Bear Stearns Structured Products, Inc.
    05-20N A 144A 8.82%, 10/25/45 (b)(c)                  143        144,206
  Centex Home Equity 05-A, AF4 4.72%, 10/25/31 (c)        250        248,296

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  Chase Mortgage Finance Corp. 04-S1 M
    5.098%, 2/25/19 (c)                              $     84   $     82,255
  Chase Mortgage Finance Corp.
    04-S3, 3A1 6%, 3/25/34                                383        383,462
  Chase Mortgage Finance Corp. 06-A1,
    4A1 6.06%, 9/25/36 (c)                                449        452,194
  Citicorp Mortgage Securities, Inc.
    06-7, 1A1 6%, 12/25/36                                120        120,332
  Countrywide Home Loan Mortgage Pass-Through
    Trust 04-13, 1A1 5.50%, 8/25/34                       201        200,339
  Countrywide Home Loan Mortgage Pass-Through
    Trust 07-1, A2 6%, 2/25/37                            273        273,177
  Credit Suisse First Boston Mortgage
    Securities Corp. 01-CK1, A2 6.25%, 12/18/35           178        178,782
  Credit Suisse First Boston Mortgage
    Securities Corp. 05-12, 6A1 6%, 1/25/36               165        165,406
  Credit Suisse First Boston Mortgage
    Securities Corp. 98-C1 B 6.59%, 5/17/40               290        294,126
  Crown Castle Towers LLC 05-1A, AFX 144A
    4.643%, 6/15/35 (b)                                   250        246,697
  CS First Boston Mortgage Securities Corp.
    03-8, 3A24 5.50%, 4/25/33                             290        286,057
  First Horizon Assets Securities, Inc.
    05-AR1, 2A1 5.016%, 4/25/35 (c)                       259        258,859
  Franchise Mortgage Acceptance Co. Loan
    Receivables Trust 98-CA, A2 144A
    6.66%, 1/15/12 (b)                                    108        106,296
  GMAC Mortgage Corp. Loan Trust
    05-AR2, 2A 4.852%, 5/25/35 (c)                        359        361,533
  Greenwich Structured ARM Products
    05-4A, N1 144A 8.32%, 7/27/45 (b)(c)                  103        103,027
  GSAMP Net Interest Margin Trust 05-NC1N
    144A 5%, 2/25/35 (b)                                    1            890
  Harborview Mortgage Loan Trust 05-15, B8
    7.07%, 10/20/45 (c)                                   200        197,925
  Harborview Mortgage Loan Trust 05-9, B-10
    7.08%, 6/20/35 (c)                                    150        148,332
  Harborview Net Interest Margin Corp.
    06-12, N1 144A 6.409%, 12/19/36 (b)                   131        131,563
  Indymac Index Mortgage Loan Trust
    05-AR8, B4 7.07%, 4/25/35 (c)                         173        163,882


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
  Indymac Index Mortgage Loan Trust
    06-AR25, 3A1 6.387%, 9/25/36 (c)                 $    204   $    208,649
  JPMorgan Mortgage Trust 05-S3, 2A2
    5.50%, 1/25/21                                         56         55,671
  JPMorgan Mortgage Trust 06-A1, B1
    5.408%, 2/25/36 (c)                                   249        246,425
  Lehman XS Net Interest Margin 06-GPM4,
    A1 144A 6.25%, 9/28/46 (b)                            176        175,445
  MASTR Alternative Net Interest Margin
    Trust 05-CW1A, N1 144A 6.75%, 12/26/35 (b)             55         54,248
  MASTR Resecuritzation Trust 05-4CI, N2
    144A 8.32%, 4/26/45 (b)(c)                            120        117,622
  MLCC Mortgage Investors, Inc. 06-3, 2A1
    6.123%, 10/25/36 (c)                                  221        225,038
  Residential Accredit Loans, Inc. 05-QA4,
    A5 5.466%, 4/25/35 (c)                                271        269,798
  Residential Funding Mortgage Securities I, Inc.
    05-SA1, 2A 4.866%, 3/25/35 (c)                        185        183,983
  Residential Funding Mortgage Securities I, Inc.
    06-S4, A2 6%, 4/25/36                                 237        238,863
  SBA 06-1A, B 144A 5.451%, 11/15/36 (b)                   95         94,922
  Structured Asset Securities Corp. 03-32,
    1A1 5.227%, 11/25/33 (c)                              177        171,806
  Wachovia Mortgage Loan Trust LLC 06-A, B1
    5.422%, 5/20/36 (c)                                   249        246,543
  Washington Mutual, Inc. 05-AR13, B13 144A
    6.52%, 10/25/45 (b)(c)                                145        122,355
  Wells Fargo Mortgage Backed Securities
    Trust 04-EE, 2A3 3.989%, 12/25/34 (c)                 182        178,607
  Wells Fargo Mortgage Backed Securities
    Trust 04-R, 2A1 4.361%, 9/25/34 (c)                   315        310,329
  Wells Fargo Mortgage Backed Securities
    Trust 05-14, 2A1 5.50%, 12/25/35                      233        228,647
  Wells Fargo Mortgage Backed Securities
    Trust 05-5, 1A1 5%, 5/25/20                           195        191,150
  Wells Fargo Mortgage Backed Securities
    Trust 05-AR10, 2A16 4.11%, 6/25/35 (c)                210        206,456
  Wells Fargo Mortgage Backed Securities
    Trust 05-AR16, 6A3 4.999%, 10/25/35 (c)               240        237,998
                                                                ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $9,704,474)                                     9,689,695
                                                                ------------
                                       4

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
FOREIGN GOVERNMENT SECURITIES--15.6%

ARGENTINA--0.3%
  Republic of Argentina 5.475%, 8/3/12 (c)           $    220   $    158,345
                                                                ------------
AUSTRALIA--0.3%
  Commonwealth of Australia Series
    909 7.50%, 9/15/09                                    185(g)     154,019
                                                                ------------
BRAZIL--1.6%
  Federative Republic of Brazil 9.25%, 10/22/10           285        321,052
  Federative Republic of Brazil 12.50%, 1/5/16            712(h)     396,554
                                                                ------------
                                                                     717,606
                                                                ------------
CANADA--0.9%
  Commonwealth of Canada 3.75%, 6/1/08                    480(i)     414,197
                                                                ------------
CHILE--0.5%
  Republic of Chile 5.76%, 1/28/08 (c)                    250        250,250
                                                                ------------
COLOMBIA--0.5%
  Republic of Colombia 10%, 1/23/12                       125        147,813
  Republic of Colombia 7.16%, 11/16/15 (c)                100        105,650
                                                                ------------
                                                                     253,463
                                                                ------------
GERMANY--1.4%
  Federal Republic of Germany 144A 3.25%, 4/17/09 (b)     496(k)     652,852
                                                                ------------
INDONESIA--0.3%
  Republic of Indonesia 11.341%, 6/15/09                  120        117,548
                                                                ------------
MEXICO--1.7%
  United Mexican States 4.625%, 10/8/08                   200        197,800
  United Mexican States 6.06%, 1/13/09 (c)                250        252,125
  United Mexican States 6.625%, 3/3/15                    100        108,000
  United Mexican States Series MI10
    9.50%, 12/18/14                                     2,403(j)     242,051
                                                                ------------
                                                                     799,976
                                                                ------------
NORWAY--0.8%
  Kingdom of Norway 5.50%, 5/15/09                      2,075(m)     346,452
                                                                ------------
PHILIPPINES--1.1%
  Republic of Philippines 8.375%, 3/12/09                 200        211,500
  Republic of Philippines 8.375%, 2/15/11                 285        312,788
                                                                ------------
                                                                     524,288
                                                                ------------


                                                       PAR
                                                      VALUE
                                                       (000)        VALUE
                                                     --------   ------------
RUSSIA--1.4%
  Russian Federation RegS 8.25%, 3/31/10 (e)         $    490   $    513,087
  Russian Federation RegS 7.50%, 3/31/30 (c)(e)           115        130,597
                                                                ------------
                                                                     643,684
                                                                ------------
SWEDEN--0.5%
  Kingdom of Sweden Series 1043 5%, 1/28/09             1,575(n)     230,268
                                                                ------------
TURKEY--1.7%
  Republic of Turkey 10.50%, 1/13/08                      350        365,313
  Republic of Turkey 11.75%, 6/15/10                      340        400,350
                                                                ------------
                                                                     765,663
                                                                ------------
UNITED STATES--0.3%
  General Electric Capital Corp. 6.625%, 4/17/09          185(l)     129,262
                                                                ------------
VENEZUELA--2.3%
  Republic of Venezuela 5.75%, 2/26/16                    125        117,300
  Republic of Venezuela RegS 5.375%, 8/7/10 (e)           975        955,500
                                                                ------------
                                                                   1,072,800
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $6,964,182)                                     7,230,673
                                                                ------------
FOREIGN CORPORATE BONDS (d)--7.5%

CANADA--0.5%
  European Investment Bank 144A 4.60%, 1/30/37 (b)        150(i)     129,083
  Thomson Corp. (The) 4.25%, 8/15/09                      100         97,753
                                                                ------------
                                                                     226,836
                                                                ------------
CHILE--0.7%
  Celulosa Arauco y Constitucion SA 7.75%, 9/13/11        165        179,927
  Empresa Nacional de Electricidad SA 7.75%, 7/15/08      120        123,238
                                                                ------------
                                                                     303,165
                                                                ------------
GERMANY--0.5%
 Deutsche Bank AG NY Series GS 3.70%, 3/22/12 (c)         250        238,575
                                                                ------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
HONG KONG--0.6%
  Hutchison Whampoa International Ltd.
    144A 5.45%, 11/24/10 (b)                         $    250   $    251,882
                                                                ------------
INDIA--0.4%
  ICICI Bank Ltd. 144A 5.75%, 11/16/10 (b)                175        176,018
                                                                ------------
IRELAND--0.3%
  TransCapitalInvest Ltd. (OJSC AK Transneft)
    144A 5.67%, 3/5/14 (b)                                150        148,688
                                                                ------------
KAZAKHSTAN--0.5%
  Kazkommerts International BV 144A
   10.125%, 5/8/07 (b)                                    250        251,562
                                                                ------------
MALAYSIA--0.4%
  Malaysia International Shipping Corporation
    Capital Ltd. 144A 5%, 7/1/09 (b)                      200        199,073
                                                                ------------
MEXICO--0.3%
  Fideicomiso Petacalco Trust 144A
   10.16%, 12/23/09 (b)                                   111        117,938
  Vitro S.A. de C.V. 144A 8.625%, 2/1/12 (b)               30         30,900
                                                                ------------
                                                                     148,838
                                                                ------------
NETHERLANDS--0.2%
  NXP BV/NXP Funding LLC 144A
    8.118%, 10/15/13 (b)(c)                               105        108,544
                                                                ------------
POLAND--0.5%
  Telekomunikacja Polska SA Finance BV
    144A 7.75%, 12/10/08 (b)                              225        232,927
                                                                ------------
QATAR--0.3%
  Ras Laffan Liquefied Natural Gas Co. Ltd.
    144A 3.437%, 9/15/09(b)                               120        117,794
                                                                ------------
RUSSIA--0.9%
  Gazprom OAO (Gaz Capital SA) 144A
    6.212%, 11/22/16 (b)                                  330        330,165
  Gazprom OAO (Gaz Capital SA) 144A
    6.51%, 3/7/22 (b)                                     100        101,500
                                                                ------------
                                                                     431,665
                                                                ------------
SOUTH KOREA--0.3%
  Export-Import Bank of Korea 4.50%, 8/12/09              120        118,236
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
UKRAINE--0.2%
  NAK Naftogaz Ukrainy (Standard Bank
    London Holdings plc) 8.125%, 9/30/09             $    100   $    101,068
                                                                ------------
UNITED STATES--0.9%
  Amvescap plc 4.50%, 12/15/09                            250        245,393
  Nova Chemicals Corp. 8.502%, 11/15/13 (c)               170        170,000
                                                                ------------
                                                                     415,393
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,485,746)                                     3,470,264
                                                                ------------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
  Par Pharmaceutical Cos., Inc. 2.875%, 9/30/10            40         37,700
                                                                ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $34,109)                                           37,700
                                                                ------------
DOMESTIC LOAN AGREEMENTS (c)--9.6%

ADVERTISING--0.1%
  Lamar Media Corp. Tranche F 6.85%, 10/4/12               25         25,000
                                                                ------------
ALTERNATIVE CARRIERS--0.0%
  Level 3 Communications, Inc.
    Tranche B 8.098%, 3/16/14                              17         17,064
                                                                ------------
APPAREL RETAIL--0.3%
  Hanesbrands, Inc. Tranche B 7.983%, 9/5/13               54         53,947
  HBI Branded Apparel Ltd., Inc. Tranche
    5.40%, 3/15/14                                         65         66,463
  Totes Isotoner Corp Tranche B 7.86%, 1/16/13             16         16,160
                                                                ------------
                                                                     136,570
                                                                ------------
APPLICATION SOFTWARE--0.2%
  Reynolds & Reynolds Co. (The)
    Tranche 7.85%, 10/24/12                               100        100,125
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  General Motors Corp. Tranche B
    7.745%, 11/29/13                                       95         95,950
                                                                ------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
BROADCASTING & CABLE TV--1.2%
  Charter Communications Operating LLC
    Tranche 8.005%, 4/28/13                          $    248   $    248,262
  DirecTV Holdings LLC Tranche B 6.85%, 4/13/13            66         66,580
  Mediacom LLC Tranche C 7.253%, 1/31/15                  247        246,875
                                                                ------------
                                                                     561,717
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  SunGard Data Systems, Inc. Tranche
    7.875%, 2/11/13                                       148        148,858
                                                                ------------
DEPARTMENT STORES--0.3%
  Neiman-Marcus Group, Inc. (The) Tranche
    7.60%, 4/6/13                                         151        152,139
                                                                ------------
DISTRIBUTORS--0.3%
  Building Materials Holding Corp. Tranche B
    7.86%, 11/10/13                                       160        159,400
                                                                ------------
DIVERSIFIED CHEMICALS--0.0%
  Huntsman Corp. Tranche B 7.10%, 8/16/12                  18         18,089
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  ARAMARK Corp. Tranche 7.485%, 1/26/14                     3          3,312
  ARAMARK Corp. Tranche B 7.485%, 1/26/14                  47         47,000
                                                                ------------
                                                                      50,312
                                                                ------------
DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold, Inc. Tranche B
    (Indonesia) 7.10%, 3/19/14 (c)(d)                     115        115,575
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
  Baldor Electric Co. Tranche B 7.11%, 1/31/14             38         38,238
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
  Allied Waste North America, Inc. Tranche A
    5.322%, 1/15/12                                        33         33,227
  Allied Waste North America, Inc. Tranche B
    7.165%, 3/28/14                                        75         75,024
  Duratek, Inc. Tranche B 7.63%, 6/30/16                   13         13,530
                                                                ------------
                                                       PAR
                                                      VALUE
                                                       (000)        VALUE
                                                     --------   ------------
ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
  EnergySolutions LLC Tranche 7.61%, 2/26/14         $    107   $    107,175
  EnergySolutions LLC Tranche B 7.60%, 6/7/13              30         29,878
  EnviroCare Tranche C 7.585%, 6/30/16                      1          1,426
                                                                ------------
                                                                     260,260
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
  Mosaic Global Holdings, Inc. Co.Tranche
    B 7.119%, 12/1/13                                     125        125,781
                                                                ------------
GENERAL REVENUE--0.1%
 Wimar Opco LLC/Wimar Opco Finance Corp.
    Tranche B 7.86%, 1/3/12                                25         25,156
                                                                ------------
HEALTH CARE FACILITIES--0.5%
  HCA, Inc. Tranche B 8.125%, 11/17/13                     55         55,550
  Health Management Associates, Inc.
    Tranche B 7.11%, 2/28/14                               35         35,131
  LifePoint Hospitals, Inc. Tranche B
    6.945%, 4/15/12                                       153        153,396
                                                                ------------
                                                                     244,077
                                                                ------------
HEALTH CARE SERVICES--0.2%
  DaVita, Inc. Tranche B 6.86%, 10/5/12                   113        113,482
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.1%
  Hilton Hotels Corp. Tranche B 6.374%, 2/22/13            57         56,537
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
  Mirant North America LLC Tranche B 7.035%, 1/3/13        50         49,624
  NRG Energy, Inc. Tranche B 7.25%, 2/1/13                357        359,704
                                                                ------------
                                                                     409,328
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
  NTELOS, Inc. Tranche B1 7.57%, 8/24/11                  271        273,475
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
  Helix Energy Solutions Group, Inc. Tranche
    5.162%, 7/1/13                                        131        130,743
                                                                ------------
PAPER PRODUCTS--0.9%
  Domtar, Inc. Tranche B 6.723%, 3/7/14                    55         54,931

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
PAPER PRODUCTS--(CONTINUED)
  Georgia-Pacific Corp. Tranche B1
    7.317%, 12/20/12                                 $    198   $    198,743
  NewPage Corp. Tranche B 8.364%, 5/2/11                  154        155,719
                                                                ------------
                                                                     409,393
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.3%
  Eastman Kodak Co. Tranche B 7.57%, 10/18/12             117        116,938
                                                                ------------
PUBLISHING--0.2%
  Idearc, Inc. Tranche B 7.33%, 11/17/14                  115        115,719
                                                                ------------
RESTAURANTS--0.2%
  Burger King Corp. Tranche B1 6.875%, 6/30/12             73         72,633
                                                                ------------
SEMICONDUCTORS--0.5%
  Advanced Micro Devices, Inc. Tranche B
    7.62%, 12/31/13                                       102        102,584
  Freescale Semiconductor, Inc. Tranche
    7.37%, 12/1/13                                        125        125,156
                                                                ------------
                                                                     227,740
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  JohnsonDiversey, Inc. Tranche B
    7.87%, 12/16/11                                        27         26,995
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
  Cricket Communications, Inc. Tranche B1
    8.117%, 6/16/13                                       112        112,637
  MetroPCs Wireless, Inc. Tranche B
    7.625%, 11/3/13                                       120        120,299
                                                                ------------
                                                                     232,936
                                                                ------------
TOTAL DOMESTIC LOAN AGREEMENTS
  (Identified cost $4,417,049)                                     4,460,230
                                                                ------------
FOREIGN LOAN AGREEMENTS (c)--0.5%

GERMANY--0.3%
  Fresenius Medical Care AG & Co. KGaA
    Tranche B 6.75%, 3/31/13                              149        147,945



UNITED KINGDOM--0.2%
  Yell Group plc Tranche B1 7.32%, 2/10/13                 75         75,375
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   ------------
TOTAL FOREIGN LOAN AGREEMENTS
  (Identified cost $223,875)                                         223,320
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.9%
  (Identified Cost $45,547,347)                                   45,749,367
                                                                ------------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(p)--0.7%
  AT&T Inc 5.40%, 4/2/07                             $    325   $    324,951
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $324,951)                                         324,951
                                                                ------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $45,872,298)                                   46,074,318(a)
  Other assets and liabilities, net--0.4%                            177,124
                                                                ------------
NET ASSETS--100.0%                                              $ 46,251,442
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $478,041 and gross depreciation of $287,302 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $45,883,579.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $6,256,694 or 13.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for forward currency contracts.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Mexican Peso.
(k) Par value represents Euro.
(l) Par value represents New Zealand Dollar.
(m) Par value represents Norwegian Krone.
(n) Par value represents Swedish Krona.
(o) Security in default.
(p) The rate shown is the discount rate.

                       PHOENIX STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
U.S. GOVERNMENT SECURITIES--3.6%

U.S. TREASURY BONDS--1.5%
  U.S. Treasury Bond 4.50%, 2/15/36                  $  1,715   $  1,616,923
  U.S. Treasury Bond 4.75%, 2/15/37                     3,045      2,997,422
                                                                ------------
                                                                   4,614,345
                                                                ------------
U.S. TREASURY NOTES--2.1%
  U.S. Treasury Note 4.625%, 2/29/12                    4,075      4,090,122
  U.S. Treasury Note 4.625%, 2/15/17                    2,127      2,122,680
                                                                ------------
                                                                   6,212,802
                                                                ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $10,812,859)                                   10,827,147
                                                                ------------
AGENCY MORTGAGE-BACKED SECURITIES--8.3%
  FHLMC 5.50%, 12/15/19                                   633        634,354
  FNMA 4.50%, 6/1/19                                      514        498,349
  FNMA 4%, 6/1/20                                         681        643,102
  FNMA 5%, 6/1/20                                       1,592      1,570,460
  FNMA 4.50%, 7/1/20                                    1,210      1,170,838
  FNMA 4.50%, 7/1/20                                       76         73,180
  FNMA 6.50%, 10/1/31                                      37         37,709
  FNMA 6%, 9/1/32                                         227        229,373
  FNMA 5%, 5/1/34                                       1,059      1,025,204
  FNMA 5.50%, 5/1/34                                    1,140      1,129,678
  FNMA 5.50%, 6/1/34                                    3,878      3,843,670
  FNMA 5.50%, 6/1/34                                    3,987      3,952,079
  FNMA 6%, 7/1/34                                         557        562,211
  FNMA 5%, 6/1/35                                       4,551      4,401,801
  FNMA 5%, 11/1/35                                      1,355      1,310,346
  FNMA 5%, 3/1/36                                         705        680,643
  FNMA 5.50%, 1/1/37                                    1,334      1,320,508
  FNMA 04-W6, 1A4, 5.50%, 7/25/34                         567        568,486
  GNMA 6.50%, 11/15/23                                    108        111,021
  GNMA 6.50%, 12/15/23                                     19         19,121
  GNMA 6.50%, 2/15/24                                     153        157,170
  GNMA 6.50%, 6/15/28                                     188        193,672
  GNMA 6.50%, 7/15/31                                     136        140,021
  GNMA 6.50%, 11/15/31                                    130        133,722
  GNMA 6.50%, 2/15/32                                     174        179,030
  GNMA 6.50%, 4/15/32                                     136        140,217
                                                                ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $24,982,562)                                   24,725,965
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--0.8%
  FHLMC 5.20%, 3/5/19                                $  1,200   $  1,176,579
  FHLMC 5.30%, 5/12/20                                  1,200      1,167,414
                                                                ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $2,347,022)                                     2,343,993
                                                                ------------
MUNICIPAL BONDS--2.6%

CALIFORNIA--1.3%
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.50%, 10/1/19 (MBIA Insured)                       1,000      1,085,190
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.60%, 10/1/29 (MBIA Insured)                       1,000      1,123,770
  Kern County Pension Obligation
    Taxable 7.26%, 8/15/14 (MBIA
    Insured)                                              420        465,507
  Sonoma County Pension Obligation
    Taxable 6.625%, 6/1/13 (FSA
    Insured)                                            1,175      1,229,614
                                                                ------------
                                                                   3,904,081
                                                                ------------
FLORIDA--0.3%
  University of Miami Taxable
    Series A 7.65%, 4/1/20 (MBIA
    Insured)                                              810        822,757
                                                                ------------
MISSISSIPPI--0.2%
  Mississippi Development Bank
    Taxable 5%, 6/1/12 (FSA Insured)                      710        705,499
                                                                ------------
PENNSYLVANIA--0.5%
  City of Pittsburgh Pension
    Obligation Taxable Series C
    6.50%, 3/1/17 (FGIC Insured)                        1,250      1,352,375
                                                                ------------
TEXAS--0.3%
  Dallas-Fort Worth International
    Airport Facilities Improvement
    Corp. Taxable 6.40%, 11/1/07
    (MBIA Insured)                                      1,000      1,006,660
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $7,455,493)                                     7,791,372
                                                                ------------

ASSET-BACKED SECURITIES--2.0%
  Bayview Financial Acquisition
    Trust 06-A, 1A2 5.483%,
    2/28/41 (c)                                           325        326,828

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
  Carmax Auto Owner Trust 05-2, A4
    4.34%, 9/15/10                                   $    900   $    888,949
  GMAC Mortgage Corp. Loan Trust
    05-HE2, A3 4.622%, 11/25/35 (c)                       738        730,424
  GS Auto Loan Trust 06-1, A2
    5.47%, 2/15/09                                      1,000      1,000,634
  JPMorgan Mortgage Acquisition
    Corp. 06-CW2, AF3 5.777%,
    8/25/36(c)                                            470        471,838
  JPMorgan Mortgage Acquisition
    Corp. 06-CW2, AF4 6.08%,
    8/25/36(c)                                            530        534,067
  Onyx Acceptance Grantor Trust
    03-D, A4 3.20%, 3/15/10                               474        469,089
  Residential Funding Mortgage
    Securities II, Inc. 06-HSA1, A3
    5.23%, 2/25/36(c)                                   1,000        994,594
  Wachovia Auto Loan Owner Trust
    06-2A, A3 144A 5.23%, 8/22/11 (b)                     675        675,027
                                                                ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $6,113,808)                                     6,091,450
                                                                ------------

DOMESTIC CORPORATE BONDS--7.0%

AEROSPACE & DEFENSE--0.3%
  Rockwell Collins, Inc. 4.75%,
    12/1/13                                             1,000        983,123
                                                                ------------
AGRICULTURAL PRODUCTS--0.2%
  Corn Products International, Inc.
    8.25%, 7/15/07                                        500        503,315
                                                                ------------
AIRLINES--0.7%
  American Airlines, Inc. 01-1
    6.977%, 11/23/22                                      650        651,619
  Continental Airlines, Inc. 98-1A
    6.648%, 3/15/19                                       490        508,290
  JetBlue Airways Corp. 04-2 C
    8.474%, 5/15/10(c)                                    570        573,326
  United Airlines, Inc. 01-1
    6.071%, 9/1/14                                        427        429,575
                                                                ------------
                                                                   2,162,810
                                                                ------------
APPLICATION SOFTWARE--0.0%
  Intuit, Inc. 5.75%, 3/15/17                              71         70,046
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.1%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13                                       130        136,912
                                                                ------------
BUILDING PRODUCTS--0.1%
  Masco Corp. 5.85%, 3/15/17                              165        162,311


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
BUILDING PRODUCTS--(CONTINUED)
  Owens Corning, Inc. 144A 6.50%,
    12/1/16 (b)                                      $     60   $     61,284
                                                                ------------
                                                                     223,595
                                                                ------------
CONSTRUCTION MATERIALS--0.1%
  CRH America, Inc. (Ireland) 6%,
    9/30/16 (d)                                           255        258,494
                                                                ------------
CONSUMER FINANCE--1.0%
  Ford Motor Credit Co. LLC 8.625%,
    11/1/10                                               180        183,833
  Ford Motor Credit Co. LLC 9.875%,
    8/10/11                                               200        211,987
  Ford Motor Credit Co. LLC 9.81%,
    4/15/12 (c)                                            50         53,000
  GMAC LLC 6.875%, 8/28/12                                500        498,539
  GMAC LLC 6.75%, 12/1/14                                  80         78,763
  SLM Corp. 3.82%, 2/1/10 (c)                           1,950      1,884,188
                                                                ------------
                                                                   2,910,310
                                                                ------------
DIVERSIFIED BANKS--0.4%
  National Capital Trust II 144A
    5.486%, 12/29/49 (b)(c)                               950        928,235
  Wachovia Corp. 4.875%, 2/15/14                          355        344,148
                                                                ------------
                                                                   1,272,383
                                                                ------------
ELECTRIC UTILITIES--0.4%
  Entergy Gulf States, Inc. 5.70%,
    6/1/15                                              1,000        984,241
  Southern Power Co. Series D
    4.875%, 7/15/15                                       280        267,029
                                                                ------------
                                                                   1,251,270
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
  Mettler-Toledo International,
    Inc. 4.85%, 11/15/10                                1,000        978,177
                                                                ------------
FOOD RETAIL--0.1%
  Kroger Co. (The) 6.80%,
    12/15/18(l)                                           130        136,405
                                                                ------------
GAS UTILITIES--0.2%
  AmeriGas Partners LP 7.25%,
    5/20/15                                               500        507,500
                                                                ------------
HOME FURNISHINGS--0.1%
  Mohawk Industries, Inc. 6.125%,
    1/15/16                                               275        275,987
                                                                ------------
HOME IMPROVEMENT RETAIL--0.0%
  Home Depot, Inc. (The) 5.40%,
    3/1/16                                                110        107,414
                                                                ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
HOTELS, RESORTS & CRUISE LINES--0.1%
  Royal Caribbean Cruises Ltd.
    7.25%, 6/15/16                                   $    285   $    289,691
                                                                ------------
HOUSEHOLD PRODUCTS--0.1%
  Procter & Gamble Co. 5.55%, 3/5/37                      275        267,557
                                                                ------------
INDUSTRIAL MACHINERY--0.7%
  ITW Cupids Financing Trust I 144A
    6.55%, 12/31/11 (b)(f)                              2,000      2,083,810
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  Embarq Corp. 7.082%, 6/1/16                             200        203,909
  Verizon Communications, Inc.
    4.90%, 9/15/15(l)                                     225        215,679
                                                                ------------
                                                                     419,588
                                                                ------------
MOVIES & ENTERTAINMENT--0.1%
  Time Warner, Inc. 6.875%, 5/1/12                        200        213,124
                                                                ------------
MULTI-UTILITIES--0.1%
  Dominion Resources, Inc. 5%,
    3/15/13(l)                                            175        170,780
                                                                ------------
OFFICE ELECTRONICS--0.1%
  Xerox Corp. 6.75%, 2/1/17                               325        340,086
                                                                ------------
OFFICE REITS--0.1%
  HRPT Properties Trust 5.75%,
    11/1/15                                               275        277,036
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.1%
  Pitney Bowes, Inc. 4.75%, 5/15/18                       375        346,527
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
  Apache Corp. 6%, 1/15/37                                365        363,465
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
  Kinder Morgan Management LLC
    5.70%, 1/5/16                                         725        679,765
  TEPPCO Partners LP 7.625%, 2/15/12                      130        140,259
                                                                ------------
                                                                     820,024
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
  General Electric Capital Corp.
    5.375%, 10/20/16                                      700        699,142
                                                                ------------
PAPER PRODUCTS--0.1%
  Abitibi-Consolidated Finance LP
    7.875%, 8/1/09                                        140        140,875


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
PAPER PRODUCTS--(CONTINUED)
  Verso Paper Holdings LLC and
    Verso Paper, Inc. 144A 9.11%,
    8/1/14 (b)(c)                                    $     93   $     95,790
                                                                ------------
                                                                     236,665
                                                                ------------
REGIONAL BANKS--0.3%
  Zions Bancorp 5.65%, 5/15/14                          1,000      1,002,457
                                                                ------------
SEMICONDUCTORS--0.1%
  Freescale Semiconductor, Inc.
    144A 10.125%, 12/15/16 (b)(l)                         345        347,587
                                                                ------------
TOBACCO--0.2%
  Reynolds American, Inc. 7.30%,
    7/15/15                                               600        629,379
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
  United Rentals North America,
    Inc. 6.50%, 2/15/12                                   210        210,525
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  Nextel Communications, Inc.
    Series F 5.95%, 3/15/14                               350        344,333
                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $20,777,927)                                   20,839,517
                                                                ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--11.7%
  Banc of America Alternative Loan
    Trust 06-9, A1 6%, 1/25/37                          1,340      1,344,311
  Bear Stearns Adjustable Rate
    Mortgage Trust 05-12, 13A1
    5.465%, 2/25/36 (c)                                   675        669,803
  Bear Stearns Commercial Mortgage
    Securities 06-PW12, A4 5.711%,
    9/11/38 (c)                                           720        742,111
  Citigroup Mortgage Loan Trust,
    Inc. 05-5, 2A3 5%, 8/25/35                            644        631,900
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust
    06-CD2, A4 5.362%, 1/15/46 (c)                      1,190      1,201,110
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-13, 1A1
    5.50%, 8/25/34                                        803        801,355
  Credit Suisse First Boston
    Mortgage Securities Corp.
    05-12, 6A1 6%, 1/25/36                              1,115      1,114,691
  Credit Suisse First Boston
    Mortgage Securities Corp. 97-C2
    B 6.72%, 1/17/35                                    2,000      2,013,840

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
  Credit Suisse First Boston
    Mortgage Securities Corp.
    97-C2, A3 6.55%, 1/17/35                         $  1,375   $  1,381,474
  Credit Suisse Mortgage Capital
    Certificates 06-C1, A4 5.555%,
    2/15/39 (c)                                         1,710      1,729,429
  Crown Castle Towers LLC 05-1A,
    AFX 144A 4.643%, 6/15/35 (b)                          800        789,431
  DLJ Commercial Mortgage Corp.
    98-CF2, A1B 6.24%, 11/12/31                         2,902      2,932,581
  First Horizon Assets Securities,
    Inc. 05-AR1, 2A1 5.016%,
    4/25/35 (c)                                           840        841,290
  GMAC Commercial Mortgage
    Securities, Inc. 97-C2, A3
    6.566%, 4/15/29                                        57         57,141
  GS Mortgage Securities Corp. II
    05-GG4, AJ 4.782%, 7/10/39                            797        765,442
  GS Mortgage Securities Corp. II
    99-C1, A2 6.11%, 11/18/30 (c)                       2,791      2,814,003
  Harborview Net Interest Margin
    Corp. 06-12, N1 144A 6.409%,
    12/19/36 (b)                                          158        157,876
  IndyMac Index Mortgage Loan Trust
    05-AR8, B4 7.07%, 4/25/35 (c)                         376        355,857
  IndyMac Index Mortgage Loan Trust
    06-AR25, 3A1 6.387%, 9/25/36 (c)                      681        695,497
  JPMorgan Chase Commercial
    Mortgage Securities Corp.
    01-CIBC, A3 6.26%, 3/15/33                          1,149      1,186,103
  JPMorgan Mortgage Trust 05-S3,
    2A2 5.50%, 1/25/21                                    748        745,053
  Lehman Brothers - UBS Commercial
    Mortgage Trust 06-C6, A4
    5.372%, 9/15/39                                       325        322,563
  MASTR Resecuritization Trust 05-1
    144A 5%, 10/28/34 (b)                                 422        401,925
  Merrill Lynch Mortgage Trust
    06-C1, AM 5.66%, 5/12/39 (c)                          700        716,921
  Morgan Stanley Capital I 06-T23,
    A4 5.81%, 8/12/41 (c)                                 790        820,876
  Residential Accredit Loans, Inc.
    06-QA1, A21 5.996%, 1/25/36 (c)                     1,386      1,401,503
  Residential Funding Mortgage
    Securities I, Inc. 05-SA1, 2A
    4.882%, 3/25/35 (c)                                   866        859,977
  Structured Asset Securities Corp.
    03-32, 1A1 5.227%, 11/25/33 (c)                       632        612,929


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
  Timberstar Trust 06-1A A 144A
    5.668%, 10/15/36 (b)                             $    675   $    682,202
  Wells Fargo Mortgage Backed
    Securities Trust 04-EE, 2A3
    3.989%, 12/25/34 (c)                                  620        607,264
  Wells Fargo Mortgage Backed
    Securities Trust 05-14, 2A1
    5.50%, 12/25/35                                     1,379      1,353,590
  Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1 5%,
    5/25/20                                             1,291      1,263,928
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR10, 2A16
    4.109%, 6/25/35 (c)                                 1,000        983,125
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR16, 6A3
    4.999%, 10/25/35 (c)                                  588        582,684
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR4, 2A1
    4.522%, 4/25/35 (c)                                 1,483      1,472,468
                                                                ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $35,002,436)                                   35,052,253
                                                                ------------
FOREIGN GOVERNMENT SECURITIES--1.4%

BRAZIL--0.3%
  Federative Republic of Brazil
    7.875%, 3/7/15                                        445        507,745
  Federative Republic of Brazil
    12.50%, 1/5/16                                        480(g)     268,039
  Federative Republic of Brazil
    11%, 8/17/40                                          165        222,791
                                                                ------------
                                                                     998,575
                                                                ------------
CANADA--0.1%
  Commonwealth of Canada 4.25%,
    9/1/09                                                390(h)     339,670
                                                                ------------
GERMANY--0.1%
  Federal Republic of Germany 144A
    3.25%, 4/17/09 (c)                                    260(i)     342,221
                                                                ------------
MEXICO--0.1%
  United Mexican States Series MI10
    9.50%, 12/18/14                                     2,900        292,174
                                                                ------------
NORWAY--0.1%
  Kingdom of Norway 5.50%, 5/15/09                      1,900(j)     317,233
                                                                ------------
PHILIPPINES--0.1%
  Republic of Philippines 10.625%,
    3/16/25                                                70         99,575

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
PHILIPPINES--(CONTINUED)
  Republic of Philippines 6.375%,
    1/15/32                                          $    135   $    131,794
                                                                ------------
                                                                     231,369
                                                                ------------
RUSSIA--0.3%
  Russian Federation RegS 7.50%,
    3/31/30 (c)(e)                                        650        738,156
                                                                ------------
SWEDEN--0.1%
  Kingdom of Sweden Series 1043 5%,
    1/28/09                                             2,125(k)     310,679
                                                                ------------
TURKEY--0.1%
  Republic of Turkey 7%, 6/5/20                           190        192,137
                                                                ------------
UKRAINE--0.1%
  Republic of Ukraine, Ministry of
    Finance 144A 6.58%, 11/21/16 (b)                      275        279,400
                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $3,900,451)                                     4,041,614
                                                                ------------
FOREIGN CORPORATE BONDS (d)--2.8%

ARUBA--0.1%
  UFJ Finance AEC 6.75%, 7/15/13                          275        296,225
                                                                ------------
AUSTRALIA--0.2%
  United Energy Distribution
    Holdings Property Ltd. 144A
    5.45%, 4/15/16 (b)                                    500        496,826
  Westfield Capital Corp. /
    Westfield Finance Authority
    144A 5.125%, 11/15/14 (b)                             175        171,590
                                                                ------------
                                                                     668,416
                                                                ------------
BRAZIL--0.0%
  Vale Overseas Ltd. 6.25%, 1/23/17                       115        117,180
                                                                ------------
CANADA--0.2%
  Catalyst Paper Corp. 7.375%,
    3/1/14                                                180        175,050
  European Investment Bank 144A
    4.60%, 1/30/37 (b)                                    325        279,680
                                                                ------------
                                                                     454,730
                                                                ------------
CHILE--0.4%
  Banco Santander Chile 144A
    5.375%, 12/9/14 (b)                                   300        299,136
  Celulosa Arauco y Constitucion
    S.A. 5.625%, 4/20/15                                  355        349,252


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
CHILE--(CONTINUED)
  Petropower I Funding Trust 144A
    7.36%, 2/15/14 (b)                               $    449   $    457,790
                                                                ------------
                                                                   1,106,178
                                                                ------------
GERMANY--0.3%
  Deutsche Bank AG NY Series GS
    3.362%, 3/22/12 (c)                                 1,000        954,300
                                                                ------------
KAZAKHSTAN--0.1%
  Kazkommerts International BV 144A
    7%, 11/3/09 (b)                                       350        354,813
                                                                ------------
MEXICO--0.2%
  Pemex Project Funding Master
    Trust 5.75%, 12/15/15                                 400        400,800
  Vitro S.A. de C.V. 144A 8.625%,
    2/1/12 (b)                                             55         56,650
                                                                ------------
                                                                     457,450
                                                                ------------
PHILIPPINES--0.1%
  National Power Corp. 9.625%,
    5/15/28                                               230        291,238
                                                                ------------
RUSSIA--0.3%
  Gazprom OAO (Gaz Capital SA) 144A
    6.212%, 11/22/16 (b)                                  605        605,302
  Gazprom OAO (Gaz Capital SA) 144A
    6.51%, 3/7/22 (b)                                     125        126,875
                                                                ------------
                                                                     732,177
                                                                ------------
SINGAPORE--0.2%
  DBS Bank Ltd. 144A 5%,
    11/15/19 (b)(c)                                       525        512,000
                                                                ------------
TURKEY--0.1%
  Bosphorus Financial Services Ltd.
    144A 7.16%, 2/15/12 (b)(c)                            400        404,020
                                                                ------------
UNITED ARAB EMIRATES--0.1%
  Abu Dhabi National Energy Co.
    144A 5.875%, 10/27/16 (b)                             305        307,761
                                                                ------------
UNITED KINGDOM--0.5%
  HBOS plc 144A 5.375%,
    11/29/49 (b)(c)                                     1,000        987,729
  Tate & Lyle International Finance
    plc 144A 6.625%, 6/15/16 (b)                          275        284,039
  Vodafone Group plc 5%, 9/15/15                          150        143,906

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
UNITED KINGDOM--(CONTINUED)
  Vodafone Group plc 6.15%, 2/27/37                  $    145   $    139,980
                                                                ------------
                                                                   1,555,654
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $8,242,949)                                     8,212,142
                                                                ------------
DOMESTIC LOAN AGREEMENTS (c)--0.3%

ADVERTISING--0.0%
  Lamar Media Corp. Tranche 6.85%,
    10/4/12                                                40         40,000
                                                                ------------
ALTERNATIVE CARRIERS--0.0%
  Level 3 Communications, Inc.
    Tranche B 8.098%, 3/16/14                              18         18,068
                                                                ------------
BROADCASTING & CABLE TV--0.1%
  Charter Communications Operating
    LLC Tranche B 7.33%, 3/5/14 (c)                       275        274,656
                                                                ------------
DIVERSIFIED METALS & MINING--0.1%
  Compass Minerals Group, Inc.
    Tranche B 6.73%, 12/22/12                             190        190,000
  Freeport-McMoRan Copper & Gold,
    Inc. Tranche B (Indonesia)
    7.10%, 3/19/14 (d)                                    175        175,875
                                                                ------------
                                                                     365,875
                                                                ------------
HEALTH CARE FACILITIES--0.0%
  Health Management Associates,
    Inc. Tranche B 7.11%, 2/28/14                          40         40,150
                                                                ------------
HOUSEWARES & SPECIALTIES--0.1%
  Tupperware Brands Corp. Tranche B
    6.86%, 12/1/12                                        190        190,237
                                                                ------------
PAPER PRODUCTS--0.0%
  Domtar, Inc. Tranche B 6.723%,
    3/7/14                                                 57         56,929
                                                                ------------
TOTAL DOMESTIC LOAN AGREEMENTS
  (Identified cost $985,726)                                         985,915
                                                                ------------

                                                      SHARES       VALUE
                                                     --------   ------------
DOMESTIC COMMON STOCKS--56.7%

AEROSPACE & DEFENSE--2.3%
  Boeing Co. (The)                                      5,400        480,114
  General Dynamics Corp.                                5,200        397,280
  Honeywell International, Inc.                        19,700        907,382
  Lockheed Martin Corp.                                13,800      1,338,876


                                                      SHARES       VALUE
                                                     --------   ------------
AEROSPACE & DEFENSE--(CONTINUED)
  Northrop Grumman Corp.                                9,500   $    705,090
  Raytheon Co.                                         10,600        556,076
  United Technologies Corp.                            36,300      2,359,500
                                                                ------------
                                                                   6,744,318
                                                                ------------
AIR FREIGHT & LOGISTICS--0.2%
  FedEx Corp.                                           4,300        461,949
  United Parcel Service, Inc. Class B                   3,300        231,330
                                                                ------------
                                                                     693,279
                                                                ------------
AIRLINES--0.2%
  AMR Corp. (f)(l)                                      9,200        280,140
  Continental Airlines, Inc. Class B (f)(l)             3,900        141,921
  US Airways Group, Inc. (f)                            6,500        295,620
                                                                ------------
                                                                     717,681
                                                                ------------
APPAREL RETAIL--0.2%
  Gap, Inc. (The)                                      32,300        555,883
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  VF Corp.                                              5,600        462,672
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Bank of New York Co., Inc. (The)                     18,500        750,175
  Federated Investors, Inc. Class B (l)                10,200        374,544
  Franklin Resources, Inc.                              5,600        676,648
  Mellon Financial Corp.                                8,120        350,297
  Northern Trust Corp.                                  7,200        433,008
  State Street Corp.                                   10,600        686,350
                                                                ------------
                                                                   3,271,022
                                                                ------------
AUTO PARTS & EQUIPMENT--0.1%
  Lear Corp. (f)                                        6,100        222,711
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  General Motors Corp. (l)                             19,980        612,187
                                                                ------------
BIOTECHNOLOGY--0.5%
  Amgen, Inc. (f)                                       4,100        229,108
  Biogen Idec, Inc. (f)                                10,700        474,866
  Cephalon, Inc. (f)(l)                                10,000        712,100
  Regeneron Pharmaceuticals, Inc. (f)                   6,400        138,368
                                                                ------------
                                                                   1,554,442
                                                                ------------
BREWERS--0.5%
  Anheuser-Busch Cos., Inc.                            20,300      1,024,338
  Molson Coors Brewing Co. Class B (l)                  5,700        539,334
                                                                ------------
                                                                   1,563,672
                                                                ------------
BROADCASTING & CABLE TV--0.5%
  CBS Corp. Class B (l)                                53,610      1,639,930
                                                                ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                      SHARES       VALUE
                                                     --------   ------------
BUILDING PRODUCTS--0.2%
  Masco Corp.                                          18,400   $    504,160
                                                                ------------
COMMERCIAL PRINTING--0.2%
  Donnelley (R.R.) & Sons Co. (l)                      14,900        545,191
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.7%
  Avaya, Inc. (f)                                      17,600        207,856
  Cisco Systems, Inc. (f)                             119,900      3,061,047
  Harris Corp.                                          5,800        295,510
  Motorola, Inc.                                       78,500      1,387,095
                                                                ------------
                                                                   4,951,508
                                                                ------------
COMPUTER HARDWARE--2.4%
  Dell, Inc. (f)                                       43,300      1,004,993
  Hewlett-Packard Co.                                  61,850      2,482,659
  International Business Machines Corp.                37,900      3,572,454
  Sun Microsystems, Inc. (f)                           30,500        183,305
                                                                ------------
                                                                   7,243,411
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
  EMC Corp. (f)                                        28,700        397,495
  Emulex Corp. (f)                                     18,300        334,707
  Lexmark International, Inc. Class
    A (f)(l)                                            5,300        309,838
                                                                ------------
                                                                   1,042,040
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
  PACCAR, Inc.                                          7,400        543,160
  Toro Co. (The)                                        7,800        399,672
                                                                ------------
                                                                     942,832
                                                                ------------
CONSUMER FINANCE--0.4%
  American Express Co.                                 22,700      1,280,280
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  Automatic Data Processing, Inc.                      17,800        861,520
  CheckFree Corp. (f)(l)                                6,700        248,503
  Computer Sciences Corp. (f)(l)                        3,200        166,816
  Electronic Data Systems Corp.                        27,400        758,432
  Fiserv, Inc. (f)                                     15,600        827,736
                                                                ------------
                                                                   2,863,007
                                                                ------------
DEPARTMENT STORES--0.9%
  Federated Department Stores, Inc. (l)                31,100      1,401,055
  Penney (J.C.) Co., Inc.                              17,600      1,446,016
                                                                ------------
                                                                   2,847,071
                                                                ------------
DIVERSIFIED BANKS--1.5%
  Comerica, Inc.                                        7,300        431,576
  Wachovia Corp.                                       40,100      2,207,505


                                                      SHARES       VALUE
                                                     --------   ------------
DIVERSIFIED BANKS--(CONTINUED)
  Wells Fargo & Co.                                    56,700   $  1,952,181
                                                                ------------
                                                                   4,591,262
                                                                ------------
DIVERSIFIED CHEMICALS--0.3%
  Dow Chemical Co. (The)                               15,000        687,900
  PPG Industries, Inc.                                  2,600        182,806
                                                                ------------
                                                                     870,706
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
  Dun & Bradstreet Corp.                                5,000        456,000
                                                                ------------
DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold,
    Inc. (Indonesia) (l)                               11,200        741,328
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Emerson Electric Co.                                 32,700      1,409,043
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Agilent Technologies, Inc. (f)                       11,600        390,804
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.0%
  Covanta Holding Corp. (f)(l)                          5,300        117,554
                                                                ------------
FOOD RETAIL--0.2%
  Kroger Co. (The)                                     20,800        587,600
                                                                ------------
FOOTWEAR--0.3%
  Nike, Inc. Class B                                    8,800        935,088
                                                                ------------
GENERAL MERCHANDISE STORES--0.1%
  Family Dollar Stores, Inc.                           12,100        358,402
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.8%
  Cardinal Health, Inc.                                17,500      1,276,625
  McKesson Corp.                                       18,300      1,071,282
                                                                ------------
                                                                   2,347,907
                                                                ------------
HEALTH CARE EQUIPMENT--0.8%
  Baxter International, Inc.                           17,900        942,793
  Becton, Dickinson & Co.                              18,100      1,391,709
                                                                ------------
                                                                   2,334,502
                                                                ------------
HEALTH CARE SERVICES--0.1%
  Medco Health Solutions, Inc. (f)                      4,900        355,397
                                                                ------------
HOME IMPROVEMENT RETAIL--0.4%
  Sherwin-Williams Co. (The)                           20,100      1,327,404
                                                                ------------
HOUSEHOLD APPLIANCES--0.2%
  Stanley Works (The) (l)                               6,500        359,840

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                      SHARES       VALUE
                                                     --------   ------------
HOUSEHOLD APPLIANCES--(CONTINUED)
  Whirlpool Corp. (l)                                   3,200   $    271,712
                                                                ------------
                                                                     631,552
                                                                ------------
HOUSEHOLD PRODUCTS--0.9%
  Clorox Co. (The)                                     16,700      1,063,623
  Colgate-Palmolive Co.                                 4,200        280,518
  Kimberly-Clark Corp.                                 21,700      1,486,233
                                                                ------------
                                                                   2,830,374
                                                                ------------
HOUSEWARES & SPECIALTIES--0.3%
  Newell Rubbermaid, Inc.                              26,800        833,212
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.6%
  Wal-Mart Stores, Inc.                                39,400      1,849,830
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
  Constellation Energy Group, Inc.                     11,300        982,535
  Mirant Corp. (f)                                      5,700        230,622
  TXU Corp.                                             8,200        525,620
                                                                ------------
                                                                   1,738,777
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.0%
  3M Co.                                                3,500        267,505
  General Electric Co.                                 76,500      2,705,040
                                                                ------------
                                                                   2,972,545
                                                                ------------
INDUSTRIAL MACHINERY--0.7%
  Dover Corp.                                           4,200        205,002
  Eaton Corp.                                          15,600      1,303,536
  Parker Hannifin Corp.                                 5,800        500,598
                                                                ------------
                                                                   2,009,136
                                                                ------------
INSURANCE BROKERS--0.1%
  AON Corp.                                             7,900        299,884
                                                                ------------
INTEGRATED OIL & GAS--5.0%
  Chevron Corp.                                        28,500      2,107,860
  ConocoPhillips                                       15,600      1,066,260
  Exxon Mobil Corp.                                   111,600      8,420,220
  Marathon Oil Corp.                                    5,000        494,150
  Occidental Petroleum Corp.                           58,000      2,859,980
                                                                ------------
                                                                  14,948,470
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
  AT&T, Inc.                                          110,457      4,355,320
  Citizens Communications Co. (l)                      50,200        750,490
  Qwest Communications
    International, Inc. (f)(l)                         85,900        772,241
  Verizon Communications, Inc.                         60,700      2,301,744
                                                                ------------
                                                                   8,179,795
                                                                ------------


                                                      SHARES       VALUE
                                                     --------   ------------
INTERNET RETAIL--0.2%
  Expedia, Inc. (f)(l)                                 13,800   $    319,884
  IAC/InterActiveCorp. (f)(l)                          11,500        433,665
                                                                ------------
                                                                     753,549
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.3%
  eBay, Inc. (f)                                       24,700        818,805
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.1%
  Investment Technology Group, Inc. (f)                 2,700        105,840
  Merrill Lynch & Co., Inc.                            27,400      2,237,758
  Morgan Stanley                                       11,100        874,236
  Piper Jaffray Cos. (f)(l)                             3,100        192,014
                                                                ------------
                                                                   3,409,848
                                                                ------------
LEISURE PRODUCTS--0.1%
  Mattel, Inc.                                          9,300        256,401
                                                                ------------
LIFE & HEALTH INSURANCE--2.2%
  AFLAC, Inc.                                          14,000        658,840
  Lincoln National Corp.                               17,900      1,213,441
  MetLife, Inc.                                        39,200      2,475,480
  Principal Financial Group, Inc.
    (The) (l)                                          15,600        933,972
  Prudential Financial, Inc.                           12,000      1,083,120
  StanCorp Financial Group, Inc.                        2,900        142,593
                                                                ------------
                                                                   6,507,446
                                                                ------------
MANAGED HEALTH CARE--1.4%
  Aetna, Inc.                                          21,600        945,864
  CIGNA Corp.                                           4,600        656,236
  UnitedHealth Group, Inc.                             26,050      1,379,868
  WellPoint, Inc. (f)                                  14,000      1,135,400
                                                                ------------
                                                                   4,117,368
                                                                ------------
MORTGAGE REITS--0.1%
  American Home Mortgage Investment
    Corp. (l)                                           6,900        186,231
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc. (l)                             3,300        193,875
                                                                ------------
MOVIES & ENTERTAINMENT--0.5%
  Time Warner, Inc.                                    43,000        847,960
  Walt Disney Co. (The)                                17,700        609,411
                                                                ------------
                                                                   1,457,371
                                                                ------------

MULTI-LINE INSURANCE--0.9%
  American International Group, Inc.                   35,400      2,379,588
  Hartford Financial Services
    Group, Inc. (The)                                   2,400        229,392
  Unitrin, Inc.                                         2,500        117,675
                                                                ------------
                                                                   2,726,655
                                                                ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                      SHARES       VALUE
                                                     --------   ------------
MULTI-UTILITIES--0.2%
  PG&E Corp.                                            9,700   $    468,219
                                                                ------------
OFFICE ELECTRONICS--0.1%
  Xerox Corp. (f)                                      20,300        342,867
                                                                ------------
OIL & GAS DRILLING--0.4%
  ENSCO International, Inc. (l)                         3,300        179,520
  Grey Wolf, Inc. (f)(l)                               58,500        391,950
  Pride International, Inc. (f)                         9,200        276,920
  TODCO (f)                                             9,700        391,201
                                                                ------------
                                                                   1,239,591
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
  Halliburton Co.                                      29,960        950,930
  National Oilwell Varco, Inc. (f)                      9,200        715,668
  Tidewater, Inc. (l)                                   8,400        492,072
                                                                ------------
                                                                   2,158,670
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
  Bank of America Corp.                               110,100      5,617,302
  Citigroup, Inc.                                      51,300      2,633,742
  JPMorgan Chase & Co.                                 77,900      3,768,802
                                                                ------------
                                                                  12,019,846
                                                                ------------
PACKAGED FOODS & MEATS--0.9%
  Campbell Soup Co.                                    16,300        634,885
  ConAgra Foods, Inc.                                  25,000        622,750
  General Mills, Inc.                                  14,100        820,902
  Heinz (H.J.) Co.                                     15,400        725,648
                                                                ------------
                                                                   2,804,185
                                                                ------------
PERSONAL PRODUCTS--0.5%
  Lauder (Estee) Cos., Inc. (The)
    Class A (l)                                        19,500        952,575
  NBTY, Inc. (f)                                        9,100        482,664
                                                                ------------
                                                                   1,435,239
                                                                ------------
PHARMACEUTICALS--3.2%
  Endo Pharmaceuticals Holdings,
    Inc. (f)                                            9,800        288,120
  Forest Laboratories, Inc. (f)                        13,200        679,008
  Johnson & Johnson                                    61,300      3,693,938
  Merck & Co., Inc.                                    21,700        958,489
  Pfizer, Inc.                                        136,200      3,440,412
  Wyeth                                                 9,500        475,285
                                                                ------------
                                                                   9,535,252
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.6%
  Allstate Corp. (The)                                 37,400      2,246,244
  Chubb Corp. (The)                                     6,900        356,523
  Philadelphia Consolidated Holding Co. (f)             3,300        145,167
  Progressive Corp. (The)                              17,600        384,032


                                                      SHARES       VALUE
                                                     --------   ------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
  Travelers Cos., Inc. (The)                           32,400   $  1,677,348
                                                                ------------
                                                                   4,809,314
                                                                ------------
RAILROADS--0.3%
  Burlington Northern Santa Fe
    Corp                                                7,700        619,311
  Norfolk Southern Corp.                                8,300        419,980
                                                                ------------
                                                                   1,039,291
                                                                ------------
REGIONAL BANKS--0.5%
  Bank of Hawaii Corp.                                  5,900        312,877
  KeyCorp                                              14,300        535,821
  SunTrust Banks, Inc.                                  3,200        265,728
  Synovus Financial Corp. (l)                           7,400        239,316
                                                                ------------
                                                                   1,353,742
                                                                ------------
RESIDENTIAL REITS--0.1%
  Archstone-Smith Trust                                 4,500        244,260
                                                                ------------

RESTAURANTS--0.9%
  McDonald's Corp.                                     42,300      1,905,615
  Yum! Brands, Inc.                                    13,500        779,760
                                                                ------------
                                                                   2,685,375
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.5%
  Applied Materials, Inc.                              24,100        441,512
  Lam Research Corp. (f)                                5,100        241,434
  Novellus Systems, Inc. (f)(l)                        15,300        489,906
  Teradyne, Inc. (f)(l)                                17,100        282,834
                                                                ------------
                                                                   1,455,686
                                                                ------------
SEMICONDUCTORS--1.0%
  Amkor Technology, Inc. (f)(l)                        10,200        127,296
  Atmel Corp. (f)                                      29,200        146,876
  Integrated Device Technology, Inc. (f)               25,500       3 93,210
  Intel Corp.                                          42,100        805,373
  LSI Corp. (f)(l)                                     24,000        250,560
  ON Semiconductor Corp. (f)(l)                        19,200        171,264
  Texas Instruments, Inc.                              34,700      1,044,470
                                                                ------------
                                                                   2,939,049
                                                                ------------
SOFT DRINKS--0.7%
  Coca-Cola Co. (The)                                  26,300      1,262,400
  Pepsi Bottling Group, Inc. (The)                     23,100        736,659
                                                                ------------
                                                                   1,999,059
                                                                ------------
SPECIALIZED REITS--0.1%
  FelCor Lodging Trust, Inc.                           17,200        446,684
                                                                ------------
SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co.                                     4,400        227,568
                                                                ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                      SHARES       VALUE
                                                     --------   ------------
STEEL--0.3%
  Chaparral Steel Co.                                   3,500   $    203,595
  Nucor Corp.                                           7,400        481,962
  United States Steel Corp.                             2,000        198,340
                                                                ------------
                                                                     883,897
                                                                ------------
SYSTEMS SOFTWARE--1.7%
  BMC Software, Inc. (f)                               10,400        320,216
  Microsoft Corp.                                     119,800      3,338,826
  Oracle Corp. (f)                                     64,400      1,167,572
  Symantec Corp. (f)                                    6,900        119,370
                                                                ------------
                                                                   4,945,984
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.1%
  Arrow Electronics, Inc. (f)                           8,000        302,000
                                                                ------------
TOBACCO--0.6%
  Altria Group, Inc.                                    5,060        444,319
  Loews Corp. - Carolina Group                         16,900      1,277,809
                                                                ------------
                                                                   1,722,128
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Sprint Nextel Corp.                                  48,000        910,080

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $140,121,197)                                 169,769,404
                                                                ------------
FOREIGN COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.2%
  Tyco International Ltd. (United
    States)                                            18,800        593,140
                                                                ------------
INDUSTRIAL MACHINERY--0.5%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                                    40,700      1,765,159
                                                                ------------

                                                      SHARES       VALUE
                                                     --------   ------------
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capital Ltd. Class A (United
    States)                                             2,300   $    160,908
                                                                ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,471,788)                                     2,519,207
                                                                ------------

TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified Cost $263,214,218)                                 293,199,979
                                                                ------------

SHORT-TERM INVESTMENTS--6.2%

MONEY MARKET MUTUAL FUNDS--4.9%
  State Street Navigator Prime Plus
    (5.305% seven day effective
    yield) (m)                                       14,555,939   14,555,939
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
COMMERCIAL PAPER(n)--1.3%
  AT&T, Inc. 5.40%, 4/2/07                           $  4,035   $  4,034,395

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $18,590,334)                                   18,590,334
                                                                ------------

TOTAL INVESTMENTS--104.2%
  (Identified cost $281,804,552)                                 311,790,313(a)
  Other assets and liabilities, net--(4.2)%                      (12,545,480)
                                                                ------------
NET ASSETS--100.0%                                              $299,244,833
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,998,512 and gross depreciation of $3,248,373 for federal income tax purposes. At March
    31, 2007, the aggregate cost of securities for federal income tax purposes was $282,040,174.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $12,188,999 or 4.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Non-income producing.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Norwegian Krone.
(k) Par value represents Swedish Krona.
(l) All or a portion of security is on loan.
(m) Represents security purchased with cash collateral received for securities on loan.
(n) The rate shown is the discount rate.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
FOREIGN COMMON STOCK (b)--94.3%

BELGIUM--2.4%
  Belgacom SA (Integrated
    Telecommunication Services) (c)                   230,800   $ 10,251,406
                                                                ------------

BRAZIL--3.7%
  Petroleo Brasileiro S.A. ADR (Integrated
    Oil & Gas)                                        181,900     16,252,765
                                                                ------------

CHINA--4.5%
  China Mobile Ltd. (Wireless
    Telecommunication Services)                     1,547,500     14,071,783
  PetroChina Co. Ltd. Class H (Integrated
    Oil & Gas)                                      4,734,000      5,616,456
                                                                ------------
                                                                  19,688,239
                                                                ------------
FINLAND--1.0%
  Nokia Oyj Sponsored ADR
    (Communications Equipment)                        188,900      4,329,588
                                                                ------------

FRANCE--3.2%
  PSA Peugeot Citroen SA (Automobile
    Manufacturers) (c)                                 88,300      6,223,311
  Sanofi-aventis ADR (Pharmaceuticals)                 86,900      3,781,019
  Total SA Sponsored ADR (Integrated Oil &
    Gas)                                               58,300      4,068,174
                                                                ------------
                                                                  14,072,504
                                                                ------------
GERMANY--11.2%
  Adidas-Salomon AG (Apparel,
    Accessories & Luxury Goods) (c)                    89,800      4,909,916
  Commerzbank AG (Diversified Banks) (c)              248,300     10,985,581
  Deutsche Post AG Registered Shares (Air
    Freight & Logistics)                              189,100      5,724,102
  Deutsche Postbank AG (Diversified
    Banks)                                            139,800     12,189,244
  E.ON AG (Electric Utilities) (c)                    111,300     15,049,341
                                                                ------------
                                                                  48,858,184
                                                                ------------
HONG KONG--2.4%
  Swire Pacific Ltd. Class B (Multi-Sector
    Holdings)                                       4,937,500     10,565,688
                                                                ------------

INDIA--0.9%
  ICICI Bank Ltd. Sponsored ADR
    (Diversified Banks) (c)                           109,800      4,035,150
                                                                ------------

ITALY--4.4%
  ENI S.p.A. (Integrated Oil & Gas)                   199,100      6,478,948

                                                     SHARES         VALUE
                                                   ----------   ------------
ITALY--(CONTINUED)
  ENI S.p.A. Sponsored ADR (Integrated
    Oil & Gas)                                         55,500(f)$  3,598,065
  Snam Rete Gas S.p.A. (Gas Utilities) (c)          1,419,300      9,010,571
                                                                ------------
                                                                  19,087,584
                                                                ------------
JAPAN--21.6%
  Bank of Kyoto Ltd. (The) (Regional Banks) (c)       861,000      9,885,718
  Canon, Inc. (Office Electronics)                    139,900      7,514,995
  Canon, Inc. Sponsored ADR (Office
    Electronics) (c)                                  116,050(f)   6,229,564
  Daito Trust Construction Co. Ltd.
    (Homebuilding) (c)                                249,800     11,765,020
  Mitsubishi UFJ Financial Group, Inc.
    (Diversified Banks)                                   686      7,742,532
  Mitsubishi UFJ Financial Group, Inc. ADR
    (Diversified Banks)                               350,900(f)   3,951,134
  NTT DoCoMo, Inc. (Wireless
    Telecommunication Services) (c)                     4,370      8,084,352
  ORIX Corp. (Consumer Finance) (c)                    39,500     10,290,648
  Seino Holdings Co. Ltd. (Trucking) (c)              206,000      1,945,673
  Seven and I Holdings Co. Ltd. (Food
    Retail) (c)                                       267,000      8,134,165
  Takeda Pharmaceutical Co. Ltd.
    (Pharmaceuticals) (c)                             161,300     10,580,864
  Toyota Motor Corp. (Automobile
    Manufacturers) (c)                                122,500      7,848,566
                                                                ------------
                                                                  93,973,231
                                                                ------------
MEXICO--2.1%
  Grupo Aeroportuario del Sureste S.A. de
    C.V.  ADR (Airport Services) (c)                  194,500      9,184,290
                                                                ------------
NETHERLANDS--2.5%
  ING Groep N.V. (Other Diversified
    Financial Services)                               155,700      6,582,916
  TNT N.V. ADR (Air Freight & Logistics)               90,000      4,144,500
                                                                ------------
                                                                  10,727,416
                                                                ------------
PORTUGAL--1.9%
  Portugal Telecom SGPS S.A. (Integrated
    Telecommunication Services)                       633,400      8,486,624
                                                                ------------
SINGAPORE--1.4%
  Oversea-Chinese Banking Corp. Ltd.
    (Diversified Banks)                               993,400      5,893,023
                                                                ------------

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------

SWEDEN--2.8%
  Nordea Bank AB (Diversified Banks) (c)              522,300   $  8,339,985
  Telefonaktiebolaget LM Ericsson
    Sponsored ADR (Communications
    Equipment)                                        103,400      3,835,106
                                                                ------------
                                                                  12,175,091
                                                                ------------
SWITZERLAND--6.6%
  Nestle S.A. Registered Shares (Packaged
    Foods & Meats) (c)                                  7,200      2,804,098
  Nestle S.A. Sponsored ADR (Packaged
    Foods & Meats)                                     41,900(f)   4,060,693
  Novartis AG ADR (Pharmaceuticals)                    66,300      3,621,969
  UBS AG (Diversified Capital Markets)                 55,600      3,304,308
  Zurich Financial Services AG ADR (Multi-
    line Insurance)                                    68,500(f)   1,968,087
  Zurich Financial Services AG Registered
    Shares (Multi-line Insurance)                      45,300     13,075,731
                                                                ------------
                                                                  28,834,886
                                                                ------------
TAIWAN--2.6%
  Taiwan Semiconductor Manufacturing Co.
    Ltd. Sponsored ADR (Semiconductors) (c)         1,043,814     11,221,002
                                                                ------------

UNITED KINGDOM--19.1%
  AstraZeneca plc (Pharmaceuticals)                   153,300      8,247,677
  British American Tobacco plc (Tobacco)              248,400      7,767,235
  Centrica plc (Multi-Utilities)                    1,668,400     12,689,387
  GlaxoSmithKline plc Sponsored ADR
    (Pharmaceuticals) (c)                              68,200      3,768,732
  HSBC Holdings plc Sponsored ADR
    (Diversified Banks) (c)                            40,000      3,512,400
  Morrison (WM.) Supermarkets plc (Food
    Retail)                                         1,419,100      8,622,058
  Resolution plc (Life & Health Insurance)            893,800     10,913,728
  Tesco plc Sponsored ADR (Food Retail) (c)           173,500      4,535,290
  Unilever plc Sponsored ADR (Packaged
    Foods & Meats)                                    131,340      3,949,394
  Vodafone Group plc (Wireless
    Telecommunication Services)                     2,014,000      5,370,191

                                                     SHARES         VALUE
                                                   ----------   ------------
UNITED KINGDOM--(CONTINUED)
  Vodafone Group plc Sponsored  ADR
    (Wireless Telecommunication Services) (c)         184,623(f)$  4,959,970
  Weir Group plc (The) (Industrial
    Machinery)                                        755,100      9,041,824
                                                                ------------
                                                                  83,377,886
                                                                ------------
TOTAL FOREIGN COMMON STOCK
  (Identified cost $301,416,697)                                 411,014,557
                                                                ------------

FOREIGN PREFERRED STOCKS (b)--3.5%

SOUTH KOREA--3.5%
    Samsung Electronics Co. Ltd. Pfd. 1.10%
      (Semiconductors)                                 32,300     15,192,124
                                                                ------------

TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $11,881,040)                                   15,192,124
                                                                ------------

TOTAL LONG TERM INVESTMENTS--97.8%
  (Identified Cost $313,297,737)                                 426,206,681
                                                                ------------

SHORT-TERM INVESTMENTS--19.6%

MONEY MARKET MUTUAL FUNDS--17.7%
  State Street Navigator Prime
    Plus (5.326% seven day effective yield) (d)    77,256,808     77,256,808
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   ------------
COMMERCIAL PAPER (e)--1.9%
  Lockhart Funding LLC 5.43%, 4/2/07               $    8,350  $   8,348,741
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $85,605,549)                                   85,605,549
                                                               -------------

TOTAL INVESTMENTS--117.4%
  (Identified cost $398,903,286)                                 511,812,230(a)
  Other assets and liabilities, net--(17.4)%                     (75,961,374)
                                                               -------------
NET ASSETS--100.0%                                             $ 435,850,856
                                                               -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $111,241,103 and gross depreciation of $1,920,762 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $402,491,889.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) The rate shown is the discount rate.
(f) On October 20, 2006 the Phoenix Lazard International Equity Select Series was merged into the Phoenix-Aberdeen International Series. The Phoenix Lazard International Equity Select Series held some ADRs of issuers that were also held by the Phoenix-Aberdeen International Series. This has resulted in the fund holding both the local shares and the ADRs for certain issuers.

Phoenix-Aberdeen International Series

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                             2.3%
Airport Services                                    2.2
Apparel, Accessories & Luxury
Goods                                               1.2
Automobile Manufacturers                            3.3
Communications Equipment                            1.9
Consumer Finance                                    2.4
Diversified Banks                                  13.3
Diversified Capital Markets                         0.8
Electric Utilities                                  3.5
Food Retail                                         5.0
Gas Utilities                                       2.1
Homebuilding                                        2.8
Industrial Machinery                                2.1
Integrated Oil & Gas                                8.5
Integrated Telecommunication
Services                                            4.4
Life & Health Insurance                             2.6
Multi-Sector Holdings                               2.5
Multi-Utilities                                     3.0
Multi-line Insurance                                3.5
Office Electronics                                  3.2
Other Diversified Financial Services                1.5
Packaged Foods & Meats                              2.5
Pharmaceuticals                                     7.0
Regional Banks                                      2.3
Semiconductors                                      6.2
Tobacco                                             1.8
Trucking                                            0.5
Wireless Telecommunication
Services                                            7.6
                                                  -----
                                                  100.0%
                                                  =====

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--93.1%

AEROSPACE & DEFENSE--1.7%
  BE Aerospace, Inc. (b)                               21,870   $    693,279
  Esterline Technologies Corp. (b)                      6,560        269,419
                                                                ------------
                                                                     962,698
                                                                ------------
AIR FREIGHT & LOGISTICS--0.3%
  Pacer International, Inc.                             6,500        175,110
                                                                ------------
AIRLINES--0.8%
  AirTran Holdings, Inc. (b)                           42,270        434,113
                                                                ------------
APPAREL RETAIL--3.8%
  Aeropostale, Inc. (b)                                14,335        576,697
  Bebe stores, Inc.                                    26,850        466,653
  Coldwater Creek, Inc. (b)                            32,170        652,407
  DSW, Inc. Class A (b)                                11,485        484,782
                                                                ------------
                                                                   2,180,539
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
  Phillips-Van Heusen Corp.                            11,915        700,602
                                                                ------------
APPLICATION SOFTWARE--2.1%
  Blackboard, Inc. (b)                                  8,100        272,403
  Synchronoss Technologies, Inc. (b)                   38,120        663,288
  TIBCO Software, Inc. (b)                             32,065        273,194
                                                                ------------
                                                                   1,208,885
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.7%
  American Capital Strategies Ltd.                      2,985        132,265
  Cohen & Steers, Inc.                                 14,615        629,614
  MCG Capital Corp.                                    11,451        214,821
                                                                ------------
                                                                     976,700
                                                                ------------
AUTO PARTS & EQUIPMENT--1.4%
  LKQ Corp. (b)                                        20,685        452,174
  Tenneco, Inc. (b)                                    13,530        344,474
                                                                ------------
                                                                     796,648
                                                                ------------
AUTOMOTIVE RETAIL--0.3%
  Advance Auto Parts, Inc.                              4,820        185,811
                                                                ------------

BIOTECHNOLOGY--5.0%
  Indevus Pharmaceuticals, Inc. (b)                    52,505        371,210
  InterMune, Inc. (b)                                  11,755        289,878
  Neurocrine Biosciences, Inc. (b)                     24,882        311,025
  Omrix Biopharmaceuticlas, Inc. (b)                    4,410        168,771
  Onyx Pharmaceuticals, Inc. (b)                       19,415        482,269
  Pharmion Corp. (b)                                   10,810        284,195

                                                     SHARES         VALUE
                                                   ----------   ------------

BIOTECHNOLOGY--(CONTINUED)
  Regeneron Pharmaceuticals, Inc. (b)                  15,255   $    329,813
  United Therapeutics Corp. (b)                        10,365        557,430
  Vanda Pharmaceuticals, Inc. (b)                       3,545         86,356
                                                                ------------
                                                                   2,880,947
                                                                ------------
CASINOS & GAMING--1.5%
  Multimedia Games, Inc. (b)                           11,900        141,610
  Shuffle Master, Inc. (b)                              5,900        107,675
  WMS Industries, Inc. (b)                             15,430        605,473
                                                                ------------
                                                                     854,758
                                                                ------------
COMMUNICATIONS EQUIPMENT--4.0%
  Acme Packet, Inc. (b)                                22,070        326,195
  Inter-Tel, Inc.                                      44,090      1,042,288
  Polycom, Inc. (b)                                    20,580        685,931
  Sonus Networks, Inc. (b)                             30,960        249,847
                                                                ------------
                                                                   2,304,261
                                                                ------------
COMPUTER HARDWARE--0.3%
  Avid Technology, Inc. (b)                             4,790        167,075
                                                                ------------
CONSTRUCTION & ENGINEERING--0.5%
  URS Corp. (b)                                         7,145        304,306
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
  Bucyrus International, Inc. Class A                   7,750        399,125
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.9%
  VeriFone Holdings, Inc. (b)                          16,480        605,310
  Wright Express Corp. (b)                             16,015        485,735
                                                                ------------
                                                                   1,091,045
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--0.5%
  HFF, Inc. Class A (b)                                19,260        288,900

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3 8%
  Advisory Board Co. (The) (b)                          5,000        253,100
  Corporate Executive Board Co. (The)                   2,875        218,385
  FTI Consulting, Inc. (b)                             16,585        557,090
  Geo Group, Inc. (The) (b)                            14,235        645,130
  TeleTech Holdings, Inc. (b)                          14,050        515,495
                                                                ------------
                                                                   2,189,200
                                                                ------------
EDUCATION SERVICES--0.5%
  Strayer Education, Inc.                               2,500        312,500
                                                                ------------
ELECTRIC UTILITIES--1.3%
  ITC Holdings Corp.                                   16,490        713,852
                                                                ------------

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
FOOTWEAR--2.3%
  Deckers Outdoor Corp. (b)                             9,110   $    646,992
  Iconix Brand Group, Inc. (b)                         33,605        685,542
                                                                ------------
                                                                   1,332,534
                                                                ------------
HEALTH CARE EQUIPMENT--2.6%
  DexCom, Inc. (b)                                     14,785        116,210
  Hologic, Inc. (b)                                    11,700        674,388
  Thoratec Corp. (b)                                   20,105        420,195
  Young Innovations, Inc.                              10,920        297,242
                                                                ------------
                                                                   1,508,035
                                                                ------------
HEALTH CARE FACILITIES--1.2%
  Psychiatric Solutions, Inc. (b)                      16,630        670,355
                                                                ------------
HEALTH CARE SERVICES--1.9%
  Gentiva Health Services, Inc. (b)                    29,400        592,998
  Landauer, Inc.                                        9,500        479,560
                                                                ------------
                                                                   1,072,558
                                                                ------------
HEALTH CARE SUPPLIES--0.3%
  Immucor, Inc. (b)                                     5,545        163,189
                                                                ------------
HEALTH CARE TECHNOLOGY--1.0%
  Allscripts Healthcare Solutions, Inc. (b)            21,890        586,871
                                                                ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
  Resources Connection, Inc. (b)                       10,000        319,900
                                                                ------------
INDUSTRIAL MACHINERY--4.0%
  Actuant Corp. Class A                                11,680        593,461
  CLARCOR, Inc.                                         7,085        225,303
  Gardner Denver, Inc. (b)                             18,845        656,748
  RBC Bearings, Inc. (b)                               23,870        797,974
                                                                ------------
                                                                   2,273,486
                                                                ------------
INSURANCE BROKERS--0.6%
  National Financial Partners Corp.                     7,530        353,232
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
  NeuStar, Inc. Class A (b)                            11,325        322,083
                                                                ------------
INTERNET RETAIL--1.2%
  Priceline.com, Inc. (b)                              13,020        693,445
                                                                ------------
INTERNET SOFTWARE & SERVICES--6.2%
  24/7 Real Media, Inc. (b)                            70,455        565,754
  Autobytel, Inc. (b)(d)                                3,757         13,300
  DealerTrack Holdings, Inc. (b)                       17,955        551,578
  Digital River, Inc. (b)                              10,550        582,887
  Internap Network Services Corp. (b)                  36,120        568,890
  j2 Global Communications, Inc. (b)                    4,785        132,640
  NetRatings, Inc. (b)                                  7,410        154,128
  Omniture, Inc. (b)                                   25,035        456,388

                                                     SHARES         VALUE
                                                   ----------   ------------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
  WebEx Communications, Inc. (b)                        8,020   $    456,017
  WebSense, Inc. (b)                                    3,700         85,063
                                                                ------------
                                                                   3,566,645
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.8%
  GFI Group, Inc. (b)                                   6,930        471,032
  Greenhill & Co., Inc.                                 8,850        543,302
                                                                ------------
                                                                   1,014,334
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.5%
  SI International, Inc. (b)                            9,010        258,677
                                                                ------------
LEISURE FACILITIES--0.8%
  Life Time Fitness, Inc. (b)                           9,250        475,543
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--3.3%
  Illumina, Inc. (b)                                   14,445        423,238
  Nektar Therapeutics (b)                              29,690        387,751
  Parexel International Corp. (b)                      20,300        730,191
  Ventana Medical Systems, Inc. (b)                     8,045        337,086
                                                                ------------
                                                                   1,878,266
                                                                ------------
MANAGED HEALTH CARE--1.7%
  Centene Corp. (b)                                    18,090        379,709
  Sierra Health Services, Inc. (b)                     13,750        566,088
                                                                ------------
                                                                     945,797
                                                                ------------
METAL & GLASS CONTAINERS--1.1%
  Silgan Holdings, Inc.                                12,800        654,208
                                                                ------------
MOVIES & ENTERTAINMENT--0.5%
  World Wrestling Entertainment, Inc.                  17,180        280,034
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.9%
  American Reprographics Co. (b)                       16,980        522,814
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
  Dril-Quip, Inc. (b)                                  16,370        708,494
  Horizon Offshore, Inc. (b)                           21,585        312,119
                                                                ------------
                                                                   1,020,613
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.6%
  Carrizo Oil & Gas, Inc. (b)                          11,350        396,796
  Mariner Energy, Inc. (b)                             14,745        282,072
  Warren Resources, Inc. (b)                           17,790        231,804
                                                                ------------
                                                                     910,672
                                                                ------------
PACKAGED FOODS & MEATS--1.2%
  Hain Celestial Group, Inc. (The) (b)                 22,310        670,862
                                                                ------------
PERSONAL PRODUCTS--0.6%
  Chattem, Inc. (b)                                     5,345        315,034
                                                                ------------

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
PHARMACEUTICALS--2.5%
  Adams Respiratory Therapeutics, Inc. (b)             10,650   $    358,159
  Adolor Corp. (b)                                     35,765        312,944
  MGI Pharma, Inc. (b)                                 10,800        242,676
  POZEN, Inc. (b)                                      25,035        369,266
  Sepracor, Inc. (b)                                    3,600        167,868
                                                                ------------
                                                                   1,450,913
                                                                ------------
PRECIOUS METALS & MINERALS--0.9%
  Hecla Mining Co. (b)                                 56,915        515,650
                                                                ------------
REGIONAL BANKS--3.5%
  Boston Private Financial Holdings, Inc.               7,905        220,708
  Cathay General Bancorp                               20,000        679,600
  First Midwest Bancorp, Inc.                          15,580        572,565
  Signature Bank (b)                                    9,545        310,594
  Wintrust Financial Corp.                              4,415        196,953
                                                                ------------
                                                                   1,980,420
                                                                ------------
RESTAURANTS--1.1%
McCormick & Schmick's Seafood Restaurants, Inc. (b)    23,345        625,879
                                                                ------------

SEMICONDUCTOR EQUIPMENT--2.5%
ATMI, Inc. (b)                                          9,675        295,765
Cymer, Inc. (b)                                         2,715        112,808
FormFactor, Inc. (b)                                    7,205        322,424
Tessera Technologies, Inc. (b)                         17,250        685,515
                                                                ------------
                                                                   1,416,512
                                                                ------------
SEMICONDUCTORS--3.9%
  Applied Micro Circuits Corp. (b)                    130,535        476,452
  Atheros Communications, Inc. (b)                     23,160        554,219
  Cirrus Logic, Inc. (b)                               37,600        288,016
  ON Semiconductor Corp. (b)                           68,100        607,452
  SiRF Technology Holdings, Inc. (b)                    9,830        272,881
                                                                ------------
                                                                   2,199,020
                                                                ------------
SPECIALIZED CONSUMER SERVICES--0.5%
  Matthews International Corp. Class A                  7,700        313,390
                                                                ------------

SPECIALIZED FINANCE--0.9%
  Financial Federal Corp.                              19,930        524,558
                                                                ------------
SPECIALIZED REITS--0.5%
  Entertainment Properties Trust                        4,315        259,979
                                                                ------------
SPECIALTY CHEMICALS--1.4%
  Balchem Corp.                                        14,100        249,288
  Zoltek Companies, Inc. (b)                           15,540        542,812
                                                                ------------
                                                                     792,100

                                                     SHARES         VALUE
                                                   ----------   ------------
THRIFTS & MORTGAGE FINANCE--0.7%
  Washington Federal, Inc.                             16,550   $    388,263
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
  TransDigm Group, Inc. (b)                             7,000        254,660
  William Scotsman International, Inc. (b)             26,500        520,990
                                                                ------------
                                                                     775,650
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
  Dobson Communications Corp. Class A (b)              44,110        378,905
  SBA Communications Corp. Class A (b)                 20,905        617,743
                                                                ------------
                                                                     996,648
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $43,504,789)                                   53,175,244
                                                                ------------
FOREIGN COMMON STOCKS (c)--7.3%

COAL & CONSUMABLE FUELS--1.0%
  SXR Uranium One, Inc. (Canada) (b)                   40,525        558,840
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.2%
  NICE Systems Ltd. Sponsored ADR
    (Israel) (b)                                       20,515        697,920
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  WNS Holdings Ltd. ADR (United
    Kingdom) (b)                                        6,525        190,138
                                                                ------------
DIVERSIFIED METALS & MINING--0.8%
  Breakwater Resources, Ltd. (Canada) (b)             302,930        481,962
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.9%
  Orient-Express Hotel Ltd. Class A
    (Bermuda)                                           8,510        509,068
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.1%
  North American Energy Partners, Inc.
    (Canada) (b)                                       29,165        615,090
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
  Petrobank Energy & Resources Ltd.
    (Canada) (b)                                       31,745        659,979
                                                                ------------
SEMICONDUCTORS--0.8%
  ARM Holdings plc Sponsored ADR
    (United Kingdom)                                   58,085        455,967
                                                                ------------


TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,966,499)                                     4,168,964
                                                                ------------

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

TOTAL INVESTMENTS--100.4%
  (Identified cost $46,471,288)                                   57,344,208(a)
  Other assets and liabilities, net--(0.4)%                         (221,005)
                                                                ------------
NET ASSETS--100.0%                                              $ 57,123,203
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,615,508 and gross depreciation of $965,399 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $46,694,099.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. At March 31, 2007, this security amounted to a value of $13,300 or 0% of net assets. For acquisition information, see
    Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--99.1%

REAL ESTATE INVESTMENT TRUSTS--99.1%

DIVERSIFIED--4.4%
  Vornado Realty Trust                                 69,395   $  8,281,599
                                                                ------------
HEALTH CARE--6.0%
  Health Care Property Investors, Inc.                156,499      5,638,659
  Ventas, Inc.                                        137,058      5,774,254
                                                                ------------
                                                                  11,412,913
                                                                ------------
INDUSTRIAL/OFFICE--27.4%

INDUSTRIAL--7.2%
  AMB Property Corp.                                   52,590      3,091,766
  DCT Industrial Trust, Inc.                           65,670        776,876
  Prologis                                            152,287      9,887,995
                                                                ------------
                                                                  13,756,637
                                                                ------------
MIXED--2.4%
  Duke Realty Corp.                                    88,527      3,848,269
  PS Business Parks, Inc.                               9,762        688,416
                                                                ------------
                                                                   4,536,685
                                                                ------------
OFFICE--14.9%
  Alexandria Real Estate Equities, Inc.                60,515      6,073,891
  Boston Properties, Inc.                              60,021      7,046,465
  Corporate Office Properties Trust                   139,719      6,382,364
  Douglas Emmett, Inc.                                 19,942        509,119
  Kilroy Realty Corp.                                  17,979      1,325,951
  SL Green Realty Corp.                                51,142      7,015,660
                                                                ------------
                                                                  28,353,450
                                                                ------------
SPECIALTY--2.9%
  Digital Realty Trust, Inc.                          135,830      5,419,617
                                                                ------------

TOTAL INDUSTRIAL/OFFICE                                           52,066,389
                                                                ------------


LODGING/RESORTS--8.5%
  DiamondRock Hospitality Co.                         121,992      2,317,848
  Host Hotels & Resorts, Inc.                         369,954      9,733,490
  LaSalle Hotel Properties                             44,351      2,056,112
  Sunstone Hotel Investors, Inc.                       74,697      2,036,240
                                                                ------------
                                                                  16,143,690
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--17.2%

APARTMENTS--17.2%
  Apartment Investment & Management Co. Class A        36,979   $  2,133,319
  Archstone-Smith Trust                               118,414      6,427,512
  AvalonBay Communities, Inc.                          45,207      5,876,910
  Camden Property Trust                                17,479      1,228,948
  Equity Residential                                  157,257      7,584,505
  Essex Property Trust, Inc.                           41,332      5,351,667
  UDR, Inc.                                           129,472      3,964,433
                                                                ------------
TOTAL RESIDENTIAL                                                 32,567,294
                                                                ------------


RETAIL--29.6%

REGIONAL MALLS--16.9%
  General Growth Properties, Inc.                     133,304      8,607,439
  Macerich Co. (The)                                   82,676      7,635,956
  Simon Property Group, Inc.                          141,681     15,762,011
                                                                ------------
                                                                  32,005,406
                                                                ------------
SHOPPING CENTERS--12.7%
  Developers Diversified Realty Corp.                 114,656      7,211,862
  Federal Realty Investment Trust                      14,856      1,346,251
  Kimco Realty Corp.                                  162,796      7,934,677
  Regency Centers Corp.                                71,525      5,975,914
  Tanger Factory Outlet Centers, Inc.                  40,972      1,654,859
                                                                ------------
                                                                  24,123,563
                                                                ------------
TOTAL RETAIL                                                      56,128,969
                                                                ------------


SELF STORAGE--6.0%
  Extra Space Storage, Inc.                           155,573      2,946,553
  Public Storage, Inc.                                 89,122      8,437,180
                                                                ------------
                                                                  11,383,733
                                                                ------------
Total Long Term Investments--99.1%
  (Identified Cost $105,457,951)                                 187,984,587
                                                                ------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ----------   ------------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER (b)--0.6%
  AT&T, Inc. 5.40%, 4/2/07                         $    1,060      1,059,841

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,059,841)                                     1,059,841
                                                                ------------

TOTAL INVESTMENTS--99.7%
  (Identified Cost $106,517,792)                                 189,044,428(a)
  Other assets and liabilities, net--0.3%                            572,335
                                                                ------------
NET ASSETS--100.0%                                              $189,616,763
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $84,047,560 and gross depreciation of $42,409 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $105,039,277.
(b) The rate shown is the discount rate.

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
EXCHANGE TRADED FUNDS--101.1%
  Consumer Discretionary Select Sector
    SPDR Fund                                          29,290   $  1,113,899
  Consumer Staples Select Sector SPDR
    Fund                                               26,180        694,294
  Energy Select Sector SPDR Fund                       16,044        964,726
  Financial Select Sector SPDR Fund                    54,884      1,947,284
  Health Care Select Sector SPDR Fund                  12,390        417,295
  Industrial Select Sector SPDR Fund                   27,210        967,043
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                               17,960        558,915
  iShares MSCI Emerging Markets Index
    Fund                                                9,670      1,126,555
  iShares MSCI Japan Index Fund                        47,250        688,432
  iShares S&P Europe 350 Index Fund                    23,315      2,525,947
  iShares S&P Latin America 40 Index
    Fund                                                2,385        425,389
  Materials Select Sector SPDR Fund                    14,690        557,339
  Technology Select Sector SPDR Fund                   59,475      1,386,957
  Utilities Select Sector SPDR Fund                    13,880        551,036
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $12,880,721)                                   13,925,111
                                                                ------------
TOTAL LONG TERM INVESTMENTS--101.1%
  (Identified Cost $12,880,721)                                   13,925,111
                                                                ------------


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER (b)--0.9%
  UBS Finance Delaware LLC 5.30%,
    4/2/07                                          $     125   $    124,982
                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $124,982)                                         124,982
                                                                ------------


TOTAL INVESTMENTS--102.0%
  (Identified cost $13,005,703)                                   14,050,093(a)
  Other assets and liabilities, net--(2.0)%                         (276,576)
                                                                ------------
NET ASSETS--100.0%                                              $ 13,773,517
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $936,809 and gross depreciation of $0 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $13,113,284.
(b) The rate shown is the discount rate.

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------

EXCHANGE TRADED FUNDS--99.1%
  Consumer Discretionary Select Sector
    SPDR Fund                                          33,308   $  1,266,703
  Consumer Staples Select Sector SPDR
    Fund                                               27,216        721,768
  Energy Select Sector SPDR Fund                       14,889        895,276
  Financial Select Sector SPDR Fund                    50,926      1,806,855
  Health Care Select Sector SPDR Fund                   5,370        180,862
  Industrial Select Sector SPDR Fund                   30,315      1,077,395
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                               23,340        726,341
  iShares iBoxx $ InvesTop Investment
    Guide Corporate Bond Fund                           3,343        358,670
  iShares Lehman 1-3 Year Treasury Bond
    Fund                                                6,701        539,162
  iShares Lehman 3-7 Year Treasury Bond
    Fund                                                3,555        359,055
  iShares Lehman 7-10 Year Treasury
  Bond Fund                                             4,320        358,949
  iShares Lehman Short Treasury Bond
    Fund                                               13,170      1,439,218
  iShares MSCI Emerging Markets Index
    Fund                                               10,995      1,280,918
  iShares MSCI Japan Index Fund                        49,100        715,387
  iShares S&P Europe 350 Index Fund                    30,295      3,282,160
  iShares S&P Latin America 40 Index
    Fund                                                2,065        368,313
  Materials Select Sector SPDR Fund                    19,090        724,275
  Technology Select Sector SPDR Fund                   61,829      1,441,852
  Utilities Select Sector SPDR Fund                    13,530        537,141
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $16,968,024)                                   18,080,300
                                                                ------------
TOTAL INVESTMENTS--99.1%
  (Identified cost $16,968,024)                                   18,080,300(a)
  Other assets and liabilities, net--0.9%                            163,885
                                                                ------------
NET ASSETS--100.0%                                              $ 18,244,185
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gr oss appreciation of $969,637 and gross depreciation of $165 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $17,110,828.

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
EXCHANGE TRADED FUNDS--100.4%
  Consumer Discretionary Select Sector
  SPDR Fund                                            16,472   $    626,430
  Consumer Staples Select Sector SPDR
    Fund                                               14,136        374,887
  Energy Select Sector SPDR Fund                        8,253        496,253
  Financial Select Sector SPDR Fund                    28,210      1,000,891
  Industrial Select Sector SPDR Fund                   13,997        497,453
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                               12,120        377,174
  iShares iBoxx $ InvesTop Investment
    Guide Corporate Bond Fund                           2,315        248,376
  iShares Lehman 1-3 Year Treasury Bond
    Fund                                                9,282        746,830
  iShares Lehman 10-20 Year Treasury
    Bond Fund                                           2,470        248,877
  iShares Lehman 20+ Year Treasury Bond
    Fund                                                2,808        247,890
  iShares Lehman 3-7 Year Treasury Bond
    Fund                                                4,930        497,930
  iShares Lehman 7-10 Year Treasury
    Bond Fund                                           4,484        372,576
  iShares Lehman Short Treasury Bond
    Fund                                               14,820      1,619,530
  iShares MSCI Emerging Markets Index
    Fund                                                6,530        760,745
  iShares MSCI Japan Index Fund                        34,010        495,526
  iShares S&P Europe 350 Index Fund                    19,815      2,146,757
  iShares S&P Latin America 40 Index
    Fund                                                1,430        255,055
  Materials Select Sector SPDR Fund                     9,910        375,985
  Technology Select Sector SPDR Fund                   32,130        749,272
  Utilities Select Sector SPDR Fund                     9,370        371,989
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $11,857,210)                                   12,510,426
                                                                ------------

TOTAL INVESTMENTS--100.4%
  (Identified cost $11,857,210)                                   12,510,426(a)
  Other assets and liabilities, net--(0.4)%                          (50,878)
                                                                ------------
NET ASSETS--100.0%                                              $ 12,459,548
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $592,294 and gross depreciation of $0 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $11,918,132.

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
EXCHANGE TRADED FUNDS--100.1%
  Consumer Discretionary Select Sector
    SPDR Fund                                           3,350   $    127,401
  Consumer Staples Select Sector SPDR
    Fund                                                1,590         42,167
  Energy Select Sector SPDR Fund                        1,394         83,821
  Financial Select Sector SPDR Fund                     4,766        169,098
  Industrial Select Sector SPDR Fund                    2,380         84,585
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                                2,720         84,646
  iShares iBoxx $ InvesTop Investment
    Guide Corporate Bond Fund                           1,185        127,139
  iShares Lehman 1-3 Year Treasury Bond
    Fund                                                6,295        506,496
  iShares Lehman 10-20 Year Treasury
    Bond Fund                                           2,100        211,596
  iShares Lehman 20+ Year Treasury Bond
    Fund                                                1,439        127,035
  iShares Lehman 3-7 Year Treasury Bond
    Fund                                                3,350        338,350
  iShares Lehman 7-10 Year Treasury
    Bond Fund                                           3,053        253,674
  iShares Lehman Short Treasury Bond
    Fund                                                7,360        804,301
  iShares MSCI Emerging Markets Index
    Fund                                                1,820        212,030
  iShares MSCI Japan Index Fund                         8,685        126,540
  iShares S&P Europe 350 Index Fund                     5,880        637,039
  Materials Select Sector SPDR Fund                     2,230         84,606
  Technology Select Sector SPDR Fund                    5,439        126,837
  Utilities Select Sector SPDR Fund                     2,110         83,767
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $4,070,572)                                     4,231,128
                                                                ------------

TOTAL LONG TERM INVESTMENTS--100.1%
  (Identified Cost $4,070,572)                                     4,231,128
                                                                ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   ------------
SHORT-TERM INVESTMENTS--4.0%

COMMERCIAL PAPER (b)--4.0%
UBS Finance Delaware LLC 5.30%,
  4/2/07                                            $     170   $    169,975
                                                                ------------


TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $169,975)                                         169,975
                                                                ------------

TOTAL INVESTMENTS--104.1%
  (Identified cost $4,240,547)                                     4,401,103(a)
  Other assets and liabilities, net--(4.1)%                         (174,284)
                                                                ------------
NET ASSETS--100.0%                                              $  4,226,819
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $147,020 and gross depreciation of $0 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $4,254,083.
(b) The rate shown is the discount rate.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------

DOMESTIC COMMON STOCKS--92.6%

AEROSPACE & DEFENSE--0.6%
  Goodrich Corp.                                       18,000   $    926,640
                                                                ------------
AGRICULTURAL PRODUCTS--1.1%
  Corn Products International, Inc.                    44,800      1,594,432
                                                                ------------
AIRLINES--1.6%
Alaska Air Group, Inc. (b)                             30,100      1,146,810
Continental Airlines, Inc. Class B (b)                 30,100      1,095,339
                                                                ------------
                                                                   2,242,149
                                                                ------------
APPAREL RETAIL--0.3%
Charming Shoppes, Inc. (b)                             36,300        470,085
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
  Liz Claiborne, Inc.                                  17,800        762,730
  VF Corp.                                             14,900      1,231,038
                                                                ------------
                                                                   1,993,768
                                                                ------------
AUTO PARTS & EQUIPMENT--2.9%
  ArvinMeritor, Inc.                                   93,500      1,706,375
  TRW Automotive Holdings Corp. (b)                    70,800      2,465,256
                                                                ------------
                                                                   4,171,631
                                                                ------------
AUTOMOTIVE RETAIL--0.9%
  AutoNation, Inc. (b)                                 58,061      1,233,216
                                                                ------------
BREWERS--1.4%
  Molson Coors Brewing Co. Class B                     21,500      2,034,330
                                                                ------------
COMMODITY CHEMICALS--1.3%
  Celanese Corp. Series A                              59,900      1,847,316
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.3%
  Andrew Corp. (b)                                    131,600      1,393,644
  CommScope, Inc. (b)                                  45,500      1,951,950
                                                                ------------
                                                                   3,345,594
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.1%
  Terex Corp. (b)                                      22,800      1,636,128
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  CSG Systems International, Inc. (b)                  26,400        660,528
                                                                ------------
DIVERSIFIED CHEMICALS--1.1%
  Ashland, Inc.                                        24,000      1,574,400
                                                                ------------
DRUG RETAIL--1.0%
  Longs Drug Stores Corp.                              29,100      1,502,724
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------

ELECTRIC UTILITIES--3.8%
  Allegheny Energy, Inc. (b)                           29,200   $  1,434,888
  Northeast Utilities                                  66,700      2,185,759
  Reliant Energy, Inc. (b)                             94,000      1,910,080
                                                                ------------
                                                                   5,530,727
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--3.7%
  Acuity Brands, Inc.                                  25,100      1,366,444
  Cooper Industries Ltd. Class A                       50,600      2,276,494
  Regal-Beloit Corp.                                   37,600      1,743,888
                                                                ------------
                                                                   5,386,826
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
  AVX Corp.                                            22,400        340,480
  Checkpoint Systems, Inc. (b)                         43,800      1,036,308
  Vishay Intertechnology, Inc. (b)                    103,400      1,445,532
                                                                ------------
                                                                   2,822,320
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.8%
  Sanmina-SCI Corp. (b)                               167,000        604,540
  Solectron Corp. (b)                                 154,400        486,360
                                                                ------------
                                                                   1,090,900
                                                                ------------
FOOD DISTRIBUTORS--1.5%
Performance Food Group Co. (b)                         70,200      2,167,074
                                                                ------------
FOOD RETAIL--2.0%
  Ruddick Corp.                                        48,300      1,452,864
  SUPERVALU, Inc.                                      35,500      1,386,985
                                                                ------------
                                                                   2,839,849
                                                                ------------
HEALTH CARE FACILITIES--1.2%
  Genesis HealthCare Corp. (b)                         15,800        997,138
  Universal Health Services, Inc. Class B              12,000        687,120
                                                                ------------
                                                                   1,684,258
                                                                ------------
HOME FURNISHINGS--0.6%
  Furniture Brands International, Inc.                 59,700        942,066
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
  Constellation Energy Group, Inc.                     30,000      2,608,500
                                                                ------------
INDUSTRIAL MACHINERY--5.1%
  Briggs & Stratton Corp.                              55,600      1,715,260
  Kennametal, Inc.                                     26,500      1,791,665
  Mueller Industries, Inc.                             37,000      1,113,700
  SPX Corp.                                            38,800      2,723,760
                                                                ------------
                                                                   7,344,385
                                                                ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------

INTEGRATED OIL & GAS--1.7%
  Hess Corp.                                           44,400   $  2,462,868
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.1%
  Edwards (A.G.), Inc.                                 23,200      1,604,976
                                                                ------------
LEISURE FACILITIES--0.3%
  Vail Resorts, Inc. (b)                                7,000        380,310
                                                                ------------
LIFE & HEALTH INSURANCE--1.2%
  StanCorp Financial Group, Inc.                       36,200      1,779,954
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--1.4%
  PerkinElmer, Inc.                                    82,000      1,986,040
                                                                ------------
METAL & GLASS CONTAINERS--2.9%
  Owens-Illinois, Inc. (b)                             86,000      2,216,220
  Silgan Holdings, Inc.                                38,400      1,962,624
                                                                ------------
                                                                   4,178,844
                                                                ------------
MULTI-UTILITIES--2.0%
  Puget Energy, Inc.                                   54,200      1,391,856
  Wisconsin Energy Corp.                               29,800      1,445,896
                                                                ------------
                                                                   2,837,752
                                                                ------------
OFFICE REITS--1.0%
  Digital Realty Trust, Inc.                           37,900      1,512,210
                                                                ------------
OFFICE SERVICES & SUPPLIES--1.8%
  IKON Office Solutions, Inc.                         125,300      1,800,561
  United Stationers, Inc. (b)                          13,300        796,936
                                                                ------------
                                                                   2,597,497
                                                                ------------
OIL & GAS DRILLING--0.6%
  Rowan Cos., Inc.                                     18,700        607,189
  TODCO (b)                                             6,900        278,277
                                                                ------------
                                                                     885,466
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.4%
  Hanover Compressor Co. (b)                           88,400      1,966,900
                                                                ------------
PHARMACEUTICALS--0.7%
  Endo Pharmaceuticals Holdings, Inc. (b)              21,200        623,280
  King Pharmaceuticals, Inc. (b)                       18,000        354,060
                                                                ------------
                                                                     977,340
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.3%
  Fidelity National Financial, Inc. Class A            66,000      1,584,660
  Old Republic International Corp.                     78,500      1,736,420
                                                                ------------
                                                                   3,321,080
                                                                ------------
REGIONAL BANKS--5.5%
  Central Pacific Financial Corp.                      43,000      1,572,510

                                                     SHARES         VALUE
                                                   ----------   ------------
REGIONAL BANKS--(CONTINUED)
  South Financial Group, Inc. (The)                    54,000   $  1,334,880
  Susquehanna Bancshares, Inc.                         70,600      1,637,214
  Trustmark Corp.                                      38,634      1,083,297
  UnionBanCal Corp.                                    14,500        919,590
  Whitney Holding Corp.                                45,500      1,391,390
                                                                ------------
                                                                   7,938,881
                                                                ------------
RESIDENTIAL REITS--0.6%
  Mid-America Apartment Communities, Inc.              16,000        900,160
                                                                ------------
RESTAURANTS--2.1%
  Jack in the Box, Inc. (b)                            22,800      1,576,164
  Papa John's International, Inc. (b)                  49,600      1,458,240
                                                                ------------
                                                                   3,034,404
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.5%
  Teradyne, Inc. (b)                                   45,000        744,300
                                                                ------------
SEMICONDUCTORS--1.9%
  Siliconware Precision Industries
    Co                                                 50,900        499,329
  Spansion, Inc. Class A (b)                           60,000        731,400
  Zoran Corp. (b)                                      89,100      1,516,482
                                                                ------------
                                                                   2,747,211
                                                                ------------
SPECIALIZED REITS--2.1%
  FelCor Lodging Trust, Inc.                           60,700      1,576,379
  Highland Hospitality Corp.                           44,000        783,200
  Strategic Hotels & Resorts, Inc.                     30,500        697,535
                                                                ------------
                                                                   3,057,114
                                                                ------------
SPECIALTY CHEMICALS--3.6%
  Cytec Industries, Inc.                               29,700      1,670,328
  Lubrizol Corp. (The)                                 33,800      1,741,714
  Rockwood Holdings, Inc. (b)                          64,900      1,796,432
                                                                ------------
                                                                   5,208,474
                                                                ------------
SPECIALTY STORES--0.2%
  Office Depot, Inc. (b)                                9,000        316,260
                                                                ------------
STEEL--3.4%
  Chaparral Steel Co.                                  28,200      1,640,394
  Commercial Metals Co.                                27,500        862,125
  Metal Management, Inc.                               16,000        739,200
  Steel Dynamics, Inc.                                 40,200      1,736,640
                                                                ------------
                                                                   4,978,359
                                                                ------------
TECHNOLOGY DISTRIBUTORS--1.4%
  Arrow Electronics, Inc. (b)                          40,500      1,528,875

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------

TECHNOLOGY DISTRIBUTORS--(CONTINUED)
  Tech Data Corp. (b)                                  13,500   $    483,435
                                                                ------------
                                                                   2,012,310
                                                                ------------
THRIFTS & MORTGAGE FINANCE--4.3%
  Astoria Financial Corp.                              51,750      1,376,032
  Provident Financial Services,
    Inc                                                87,500      1,526,875
  Radian Group, Inc.                                   29,500      1,618,960
  Webster Financial Corp.                              33,700      1,617,937
                                                                ------------
                                                                   6,139,804
                                                                ------------
TOBACCO--2.0%
  Universal Corp.                                      46,500      2,852,775
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--1.6%
  GATX Corp.                                           49,100      2,346,980
                                                                ------------
TRUCKING--5.0%
  Arkansas Best Corp.                                  26,000        924,300
  Avis Budget Group, Inc. (b)                          13,000        355,160
  Con-Way, Inc.                                        32,900      1,639,736
  Laidlaw International, Inc.                          45,300      1,567,380
  Ryder System, Inc.                                   29,100      1,435,794
  Werner Enterprises, Inc.                             71,000      1,290,070
                                                                ------------
                                                                   7,212,440
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $106,393,527)                                 133,630,555
                                                                ------------
FOREIGN COMMON STOCKS (c)--6.5%

AUTO PARTS & EQUIPMENT--0.5%
  Autoliv, Inc. (Sweden)                               12,000        685,320
                                                                ------------
COMMERCIAL PRINTING--0.4%
  Quebecor World, Inc. (Canada)                        53,000        674,160
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Celestica, Inc. (Canada) (b)                         92,605        567,669
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.2%
  Aspen Insurance Holdings Ltd. (United States)        66,100      1,732,481
                                                                ------------
REINSURANCE--4.0%
  Arch Capital Group Ltd. (United States) (b)          37,500      2,557,875
  PartnerRe Ltd. (United States)                        6,700        459,218


                                                     SHARES         VALUE
                                                   ----------   ------------

REINSURANCE--(CONTINUED)
Platinum Underwriters Holdings
  Ltd. (United States)                                 64,000   $  2,053,120
RenaissanceRe Holdings Ltd.
  (United States)                                      13,500        676,890
                                                                ------------
                                                                   5,747,103
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,963,836)                                     9,406,733
                                                                ------------
TOTAL LONG TERM INVESTMENTS--99.1%
  (Identified Cost $115,357,363)                                 143,037,288
                                                                ------------
SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
  SSgA Money Market Fund (4.97%
    seven day effective yield)                      1,381,960      1,381,960
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,381,960)                                     1,381,960
                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $116,739,323)                                 144,419,248(a)
  Other assets and liabilities, net--(0.1)%                         (184,196)
                                                                ------------
NET ASSETS--100.0%                                              $144,235,052
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,396,562 and gross depreciation of $3,623,447 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $116,646,133.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--91.7%

AGRICULTURAL PRODUCTS--1.0%
  Corn Products International, Inc.                    24,300   $    864,837
                                                                ------------
AIRLINES--1.4%
  Alaska Air Group, Inc. (b)                           19,100        727,710
  Continental Airlines, Inc. Class B (b)               14,500        527,655
                                                                ------------
                                                                   1,255,365
                                                                ------------
APPAREL RETAIL--1.4%
  Charming Shoppes, Inc. (b)                           26,772        346,697
  Shoe Carnival, Inc. (b)                              26,800        892,440
                                                                ------------
                                                                   1,239,137
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
  Phillips-Van Heusen Corp.                            14,900        876,120
                                                                ------------
AUTO PARTS & EQUIPMENT--2.6%
  ArvinMeritor, Inc.                                   56,800      1,036,600
  TRW Automotive Holdings Corp. (b)                    36,600      1,274,412
                                                                ------------
                                                                   2,311,012
                                                                ------------
AUTOMOTIVE RETAIL--1.2%
  Sonic Automotive, Inc. Class A                       36,250      1,033,125
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.3%
  Andrew Corp. (b)                                     79,300        839,787
  Black Box Corp.                                       5,400        197,316
  CommScope, Inc. (b)                                  22,100        948,090
                                                                ------------
                                                                   1,985,193
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.3%
  Accuride Corp. (b)                                   84,875      1,239,175
  Commercial Vehicle Group, Inc. (b)                   30,900        636,540
  Terex Corp. (b)                                      14,300      1,026,168
                                                                ------------
                                                                   2,901,883
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
  Angelica Corp.                                        4,775        131,504
  First Consulting Group, Inc. (b)                     47,100        428,610
                                                                ------------
                                                                     560,114
                                                                ------------
DRUG RETAIL--1.0%
  Longs Drug Stores Corp.                              17,800        919,192
                                                                ------------
ELECTRIC UTILITIES--1.6%
  Northeast Utilities                                  43,850      1,436,965
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.5%
  Acuity Brands, Inc.                                  14,100   $    767,604
  EnerSys (b)                                          39,200        673,456
  Regal-Beloit Corp.                                   16,000        742,080
                                                                ------------
                                                                   2,183,140
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
  AVX Corp.                                            13,600        206,720
  Checkpoint Systems, Inc. (b)                         26,100        617,526
  Vishay Intertechnology, Inc. (b)                     63,400        886,332
                                                                ------------
                                                                   1,710,578
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--1.6%
  CTS Corp.                                            76,100      1,051,702
  Sanmina-SCI Corp. (b)                                85,500        309,510
                                                                ------------
                                                                   1,361,212
                                                                ------------
FOOD DISTRIBUTORS--1.2%
  Performance Food Group Co. (b)                       33,900      1,046,493
                                                                ------------
FOOD RETAIL--1.5%
  Pathmark Stores, Inc. (b)                            63,700        815,360
  Ruddick Corp.                                        15,900        478,272
                                                                ------------
                                                                   1,293,632
                                                                ------------
HEALTH CARE EQUIPMENT--2.2%
  CONMED Corp. (b)                                     30,000        876,900
  Datascope Corp.                                      29,900      1,082,081
                                                                ------------
                                                                   1,958,981
                                                                ------------
HEALTH CARE FACILITIES--2.1%
  Five Star Quality Care, Inc. (b)                     58,000        596,240
  Genesis HealthCare Corp. (b)                         12,800        807,808
  Universal Health Services, Inc. Class B               7,600        435,176
                                                                ------------
                                                                   1,839,224
                                                                ------------
HOME FURNISHINGS--0.7%
  Furniture Brands International, Inc.                 36,300        572,814
                                                                ------------
INDUSTRIAL MACHINERY--5.4%
  Briggs & Stratton Corp.                              34,800      1,073,580
  Columbus McKinnon Corp. (b)                          55,300      1,238,167
  Hurco Cos., Inc. (b)                                  3,000        128,550
  Kennametal, Inc.                                     16,700      1,129,087
  Mueller Industries, Inc.                             22,200        668,220
  Robbins & Myers, Inc.                                14,400        536,976
                                                                ------------
                                                                   4,774,580
                                                                ------------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
  Eschelon Telecom, Inc. (b)                           15,300   $    442,170
  General Communication, Inc. Class A (b)              30,500        427,000
                                                                ------------
                                                                     869,170
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.1%
  Edwards (A.G.), Inc.                                 14,100        975,438
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.8%
  Covansys Corp. (b)                                   26,700        658,956
                                                                ------------
LEISURE FACILITIES--0.7%
  Six Flags, Inc. (b)                                  35,000        210,350
  Vail Resorts, Inc. (b)                                7,600        412,908
                                                                ------------
                                                                     623,258
                                                                ------------
LEISURE PRODUCTS--0.3%
  Steinway Musical Instruments, Inc.                    7,200        232,344
                                                                ------------
LIFE & HEALTH INSURANCE--1.3%
  StanCorp Financial Group, Inc.                       23,400      1,150,578
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
  PerkinElmer, Inc.                                    44,000      1,065,680
                                                                ------------
MANAGED HEALTH CARE--0.4%
  Molina Healthcare, Inc. (b)                          12,000        367,080
                                                                ------------
METAL & GLASS CONTAINERS--2.3%
  Myers Industries, Inc.                               37,600        702,368
  Silgan Holdings, Inc.                                26,400      1,349,304
                                                                ------------
                                                                   2,051,672
                                                                ------------
MULTI-LINE INSURANCE--0.4%
  American National Insurance Co.                       2,700        345,411
                                                                ------------
MULTI-UTILITIES--1.0%
  Puget Energy, Inc.                                   33,900        870,552
                                                                ------------
OFFICE REITS--1.3%
  Digital Realty Trust, Inc.                           29,600      1,181,040
                                                                ------------
OFFICE SERVICES & SUPPLIES--1.2%
  IKON Office Solutions, Inc.                          75,200      1,080,624
                                                                ------------
OIL & GAS DRILLING--0.2%
  TODCO (b)                                             4,300        173,419
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--2.1%
  Bristow Group, Inc. (b)                               5,400        196,830
  Hanover Compressor Co. (b)                           53,600      1,192,600
  Oil States International, Inc. (b)                   14,200        455,678
                                                                ------------
                                                                   1,845,108
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
PACKAGED FOODS & MEATS--2.0%
  J & J Snack Foods Corp.                              14,000   $    552,860
  Premium Standard Farms, Inc.                         55,400      1,165,616
                                                                ------------
                                                                   1,718,476
                                                                ------------
PAPER PACKAGING--0.7%
  Rock-Tenn Co. Class A                                18,300        607,560
                                                                ------------
PAPER PRODUCTS--0.8%
  Schweitzer-Mauduit International, Inc.               27,525        683,996
                                                                ------------
PROPERTY & CASUALTY INSURANCE--2.4%
  American Physicians Capital, Inc. (b)                33,450      1,340,676
  Harleysville Group, Inc.                             24,800        805,752
                                                                ------------
                                                                   2,146,428
                                                                ------------
REGIONAL BANKS--6.7%
  AmericanWest Bancorp                                 10,500        226,170
  Banner Corp.                                         18,600        772,830
  Central Pacific Financial Corp.                      27,000        987,390
  Community Bank System, Inc.                          17,600        368,192
  First Indiana Corp.                                  23,000        502,550
  South Financial Group, Inc. (The)                    33,000        815,760
  Susquehanna Bancshares, Inc.                         38,200        885,858
  Trustmark Corp.                                      31,500        883,260
  Whitney Holding Corp.                                15,600        477,048
                                                                ------------
                                                                   5,919,058
                                                                ------------
RESIDENTIAL REITS--0.8%
  Mid-America Apartment Communities, Inc.
                                                       12,400        697,624
                                                                ------------
RESTAURANTS--2.1%
  Jack in the Box, Inc. (b)                            14,200        981,646
  Papa John's International, Inc. (b)                  29,900        879,060
                                                                ------------
                                                                   1,860,706
                                                                ------------
SEMICONDUCTORS--1.9%
  Lattice Semiconductor Corp. (b)                      62,900        367,965
  Spansion, Inc. Class A (b)                           37,000        451,030
  Zoran Corp. (b)                                      50,300        856,106
                                                                ------------
                                                                   1,675,101
                                                                ------------
SPECIALIZED CONSUMER SERVICES--0.7%
  Steiner Leisure Ltd. (b)                             13,500        607,230
                                                                ------------
SPECIALIZED REITS--3.1%
  Equity Inns, Inc.                                    36,600        599,508
  FelCor Lodging Trust, Inc.                           45,800      1,189,426
  Highland Hospitality Corp.                           27,700        493,060
  Strategic Hotels & Resorts, Inc.                     18,500        423,095
                                                                ------------
                                                                   2,705,089
                                                                ------------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
SPECIALTY CHEMICALS--2.5%
  Cytec Industries, Inc.                               18,700   $  1,051,688
  Rockwood Holdings, Inc. (b)                          41,000      1,134,880
                                                                ------------
                                                                   2,186,568
                                                                ------------
STEEL--4.3%
  Chaparral Steel Co.                                  17,000        988,890
  Commercial Metals Co.                                41,600      1,304,160
  Metal Management, Inc.                               10,200        471,240
  Steel Dynamics, Inc.                                 22,800        984,960
                                                                ------------
                                                                   3,749,250
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.4%
  Global Imaging Systems, Inc. (b)                     18,400        358,800
                                                                ------------
THRIFTS & MORTGAGE FINANCE--3.1%
  Astoria Financial Corp.                              33,750        897,412
  Provident Financial Services, Inc.                   50,300        877,735
  Webster Financial Corp.                              19,900        955,399
                                                                ------------
                                                                   2,730,546
                                                                ------------
TOBACCO--1.8%
  Universal Corp.                                      25,500      1,564,425
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
  GATX Corp.                                           27,800      1,328,840
                                                                ------------
TRUCKING--5.1%
  Arkansas Best Corp.                                  20,000        711,000
  Avis Budget Group, Inc. (b)                          31,000        846,920
  Con-Way, Inc.                                        17,900        892,136
  Dollar Thrifty Automotive Group, Inc. (b)             8,200        418,528
  Laidlaw International, Inc.                          28,800        996,480
  Werner Enterprises, Inc.                             34,200        621,414
                                                                ------------
                                                                   4,486,478
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $65,551,851)                                   80,640,102
                                                                ------------
FOREIGN COMMON STOCKS (c)--5.7%

BROADCASTING & CABLE TV--0.2%
  Corus Entertainment, Inc. Class B (Canada)            6,000        229,200
                                                                ------------
COMMERCIAL PRINTING--0.5%
Quebecor World, Inc. (Canada)                          33,500        426,120
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Celestica, Inc. (Canada) (b)                         55,060   $    337,518
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.2%
  Aspen Insurance Holdings Ltd. (United States)        40,700      1,066,747
                                                                ------------

REINSURANCE--3.4%
  Arch Capital Group Ltd. (United States) (b)          23,100      1,575,651
  PartnerRe Ltd. (United States)                        2,900        198,766
  Platinum Underwriters Holdings Ltd.
    (United States)                                    38,400      1,231,872
                                                                ------------
                                                                   3,006,289
                                                                ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,810,883)                                     5,065,874
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified Cost $70,362,734)                                   85,705,976
                                                                ------------
SHORT-TERM INVESTMENTS--3.3%

MONEY MARKET MUTUAL FUNDS--3.3%
  SSgA Money Market Fund (4.97% seven
    day effective yield)                            2,868,778      2,868,778
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,868,778)                                     2,868,778
                                                                ------------
TOTAL INVESTMENTS--100.7%
  (Identified cost $73,231,512)                                   88,574,754(a)
  Other assets and liabilities, net--(0.7)%                         (608,919)
                                                                ------------
NET ASSETS--100.0%                                              $ 87,965,835
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,597,860 and gross depreciation of $2,203,070 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $73,179,964.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------

DOMESTIC COMMON STOCKS--85.8%

AEROSPACE & DEFENSE--0.1%
  L-3 Communications Holdings, Inc.                     1,100   $     96,217
                                                                ------------
AIRLINES--0.4%
  Southwest Airlines Co.                               25,000        367,500
                                                                ------------
ALUMINUM--2.4%
  Alcoa, Inc.                                          75,300      2,552,670
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
  Bank of New York Co., Inc. (The)                     36,300      1,471,965
                                                                ------------
BREWERS--0.7%
  Anheuser-Busch Cos., Inc.                            14,300        721,578
                                                                ------------
BROADCASTING & CABLE TV--3.8%
  Clear Channel Communications, Inc.                   18,499        648,205
  Comcast Corp. Class A (b)                            87,250      2,264,138
  Liberty Media Corp. - Capital Series A (b)            9,295      1,027,934
                                                                ------------
                                                                   3,940,277
                                                                ------------
CATALOG RETAIL--1.0%
  Liberty Media Corp. - Interactive Series A (b)       45,375      1,080,832
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.3%
  Cisco Systems, Inc. (b)                              12,300        314,019
                                                                ------------
COMPUTER HARDWARE--2.3%
  Dell, Inc. (b)                                       52,000      1,206,920
  Hewlett-Packard Co.                                  10,700        429,498
  International Business Machines Corp.                 8,200        772,932
                                                                ------------
                                                                   2,409,350
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
  First Data Corp.                                     11,800        317,420
  Western Union Co. (The)                              17,700        388,515
                                                                ------------
                                                                     705,935
                                                                ------------
DIVERSIFIED BANKS--4.6%
  U.S. Bancorp                                         14,200        496,574
  Wachovia Corp.                                       47,300      2,603,865
  Wells Fargo & Co.                                    48,600      1,673,298
                                                                ------------
                                                                   4,773,737
                                                                ------------
DIVERSIFIED CHEMICALS--2.5%
  Du Pont (E.I.) de Nemours & Co.                      51,800      2,560,474
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
DRUG RETAIL--1.4%
  CVS/Caremark Corp.                                   41,300   $  1,409,982
                                                                ------------
ELECTRIC UTILITIES--0.2%
  American Electric Power Co., Inc.                     5,300        258,375
                                                                ------------
HEALTH CARE DISTRIBUTORS--1.0%
  Cardinal Health, Inc.                                14,300      1,043,185
                                                                ------------
HEALTH CARE EQUIPMENT--0.7%
  Boston Scientific Corp. (b)                          53,700        780,798
                                                                ------------
HOME IMPROVEMENT RETAIL--0.7%
  Home Depot, Inc. (The)                                9,600        352,704
  Lowe's Cos., Inc.                                    12,200        384,178
                                                                ------------
                                                                     736,882
                                                                ------------
HOUSEHOLD PRODUCTS--2.0%
  Kimberly-Clark Corp.                                 30,800      2,109,492
                                                                ------------
HYPERMARKETS & SUPER CENTERS--2.4%
  Wal-Mart Stores, Inc.                                53,300      2,502,435
                                                                ------------
INDUSTRIAL CONGLOMERATES--1.0%
  General Electric Co.                                 30,900      1,092,624
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.9%
  AT&T, Inc.                                           46,600      1,837,438
  Verizon Communications, Inc.                         85,400      3,238,368
                                                                ------------
                                                                   5,075,806
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.2%
  Merrill Lynch & Co., Inc.                            15,100      1,233,217
                                                                ------------
LIFE & HEALTH INSURANCE--2.0%
  AFLAC, Inc.                                          11,500        541,190
  MetLife, Inc.                                        13,500        852,525
  Torchmark Corp.                                       9,800        642,782
                                                                ------------
                                                                   2,036,497
                                                                ------------
MOVIES & ENTERTAINMENT--5.4%
  News Corp. Class B                                   44,800      1,096,256
  Time Warner, Inc.                                   114,100      2,250,052
  Viacom, Inc. Class B (b)                             54,700      2,248,717
  Walt Disney Co. (The)                                 2,800         96,404
                                                                ------------
                                                                   5,691,429
                                                                ------------
MULTI-LINE INSURANCE--1.7%
  American International Group,  Inc.                  15,100      1,015,022
  Genworth Financial, Inc. Class A                      9,900        345,906

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------

MULTI-LINE INSURANCE--(CONTINUED)
  Hartford Financial Services
    Group, Inc. (The)                                   3,900   $    372,762
                                                                ------------
                                                                   1,733,690
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--8.5%
  Bank of America Corp.                                71,500      3,647,930
  Citigroup, Inc.                                      75,900      3,896,706
  JPMorgan Chase & Co.                                 27,200      1,315,936
                                                                ------------
                                                                   8,860,572
                                                                ------------
PACKAGED FOODS & MEATS--1.2%
  Kraft Foods, Inc. Class A                            41,200      1,304,392
                                                                ------------
PAPER PRODUCTS--3.4%
  International Paper Co.                              97,400      3,545,360
                                                                ------------
PHARMACEUTICALS--12.4%
  Abbott Laboratories                                  27,400      1,528,920
  Bristol-Myers Squibb Co.                            114,100      3,167,416
  Lilly (Eli) & Co.                                    36,300      1,949,673
  Pfizer, Inc.                                         68,000      1,717,680
  Schering-Plough Corp.                                85,500      2,181,105
  Wyeth                                                47,400      2,371,422
                                                                ------------
                                                                  12,916,216
                                                                ------------
PROPERTY & CASUALTY INSURANCE--3.4%
  Berkshire Hathaway, Inc. Class A (b)                      7        762,930
  Chubb Corp. (The)                                    39,300      2,030,631
  Travelers Cos., Inc. (The)                           14,100        729,957
                                                                ------------
                                                                   3,523,518
                                                                ------------
PUBLISHING--0.4%
  Gannett Co., Inc.                                     8,300        467,207
                                                                ------------
REGIONAL BANKS--1.2%
  PNC Financial Services Group,
    Inc. (The)                                         13,500        971,595
  SunTrust Banks, Inc.                                  4,000        332,160
                                                                ------------
                                                                   1,303,755
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  KLA-Tencor Corp.                                      6,100        325,252
                                                                ------------
SEMICONDUCTORS--1.4%
  Intel Corp.                                          48,600        929,718
  Texas Instruments, Inc.                              17,700        532,770
                                                                ------------
                                                                   1,462,488
                                                                ------------
SOFT DRINKS--2.3%
  Coca-Cola Co. (The)                                  50,200      2,409,600
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------

SPECIALTY CHEMICALS--0.7%
  Rohm and Haas Co.                                    15,000   $    775,800
                                                                ------------
SYSTEMS SOFTWARE--0.8%
  McAfee, Inc. (b)                                     14,900        433,292
  Microsoft Corp.                                      15,800        440,346
                                                                ------------
                                                                     873,638
                                                                ------------
THRIFTS & MORTGAGE FINANCE--2.9%
  Fannie Mae                                            9,200        502,136
  Freddie Mac                                          42,100      2,504,529
                                                                ------------
                                                                   3,006,665
                                                                ------------
TOBACCO--1.7%
  Altria Group, Inc.                                   20,700      1,817,667
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  Sprint Nextel Corp.                                  22,000        417,120
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $79,050,427)                                   89,708,216
                                                                ------------
FOREIGN COMMON STOCKS (c)--9.2%

COMMUNICATIONS EQUIPMENT--0.3%
  Telefonaktiebolaget LM Ericsson
    Sponsored ADR (Sweden)                              9,000        333,810
                                                                ------------
DIVERSIFIED BANKS--0.2%
  Barclays plc Sponsored ADR (United Kingdom)           4,100        233,454
                                                                ------------
PACKAGED FOODS & MEATS--3.9%
  Cadbury Schweppes plc Sponsored
    ADR (United Kingdom)                               36,600      1,880,142
  Unilever N.V. NY Registered
    Shares (Netherlands)                               75,200      2,197,344
                                                                ------------
                                                                   4,077,486
                                                                ------------
PHARMACEUTICALS--4.8%
  GlaxoSmithKline plc Sponsored ADR
    (United Kingdom)                                   44,900      2,481,174
  Roche Holding AG Sponsored ADR
    (Switzerland)                                      19,200      1,690,695
  Sanofi-aventis ADR (France)                          19,200        835,392
                                                                ------------
                                                                   5,007,261
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,522,084)                                     9,652,011
                                                                ------------
TOTAL LONG TERM INVESTMENTS--95.0%
  (Identified Cost $87,572,511)                                   99,360,227
                                                                ------------

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

SHORT-TERM INVESTMENTS--4.5%

FEDERAL AGENCY SECURITIES (d)--4.5%
  FHLB 5%, 4/2/07                                   $   4,700   $  4,699,347
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,699,347)                                     4,699,347
                                                                ------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $92,271,858)                                  104,059,574(a)
  Other assets and liabilities, net--0.5%                            508,054
                                                                ------------
NET ASSETS--100.0%                                              $104,567,628
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,321,275 and gross depreciation of $869,678 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $92,607,977.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--96.4%

ADVERTISING--0.2%
  Interpublic Group of Cos., Inc. (The) (b)             4,807   $     59,174
  Omnicom Group, Inc.                                   1,714        175,479
                                                                ------------
                                                                     234,653
                                                                ------------
AEROSPACE & DEFENSE--2.4%
  Boeing Co. (The)                                      8,095        719,727
  General Dynamics Corp.                                4,161        317,900
  Goodrich Corp.                                        1,291         66,461
  Honeywell International, Inc.                         8,204        377,876
  L-3 Communications Holdings, Inc.                     1,277        111,699
  Lockheed Martin Corp.                                 3,640        353,153
  Northrop Grumman Corp.                                3,592        266,598
  Raytheon Co.                                          4,576        240,057
  Rockwell Collins, Inc.                                1,730        115,789
  United Technologies Corp.                            10,213        663,845
                                                                ------------
                                                                   3,233,105
                                                                ------------
AGRICULTURAL PRODUCTS--0.2%
  Archer Daniels Midland Co.                            6,694        245,670
                                                                ------------
AIR FREIGHT & LOGISTICS--0.9%
  FedEx Corp.                                           3,150        338,405
  Robinson (C.H.) Worldwide, Inc.                       1,775         84,756
  United Parcel Service, Inc. Class B                  10,938        766,754
                                                                ------------
                                                                   1,189,915
                                                                ------------
AIRLINES--0.1%
  Southwest Airlines Co.                                8,086        118,864
                                                                ------------
ALUMINUM--0.2%
  Alcoa, Inc.                                           8,918        302,320
                                                                ------------
APPAREL RETAIL--0.3%
  Abercrombie & Fitch Co.  Class A                        700         52,976
  Gap, Inc. (The)                                       5,404         93,003
  Limited Brands, Inc.                                  3,508         91,419
  TJX Cos., Inc. (The)                                  4,667        125,822
                                                                ------------
                                                                     363,220
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
  Coach, Inc. (b)                                       3,802        190,290
  Jones Apparel Group, Inc.                             1,113         34,202
  Liz Claiborne, Inc.                                   1,060         45,421
  Polo Ralph Lauren Corp.                                 628         55,358
  VF Corp.                                                925         76,424
                                                                ------------
                                                                     401,695
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
APPLICATION SOFTWARE--0.4%
  Adobe Systems, Inc. (b)                               6,035   $    251,659
  Autodesk, Inc. (b)                                    2,376         89,338
  Citrix Systems, Inc. (b)                              1,852         59,320
  Compuware Corp. (b)                                   3,325         31,554
  Intuit, Inc. (b)                                      3,513         96,116
                                                                ------------
                                                                     527,987
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Ameriprise Financial, Inc.                            2,453        140,164
  Bank of New York Co., Inc. (The)                      7,753        314,384
  Federated Investors, Inc. Class B                       913         33,525
  Franklin Resources, Inc.                              1,725        208,432
  Janus Capital Group, Inc.                             1,946         40,691
  Legg Mason, Inc.                                      1,349        127,089
  Mellon Financial Corp.                                4,261        183,820
  Northern Trust Corp.                                  1,940        116,672
  State Street Corp.                                    3,424        221,704
  T. Rowe Price Group, Inc.                             2,727        128,687
                                                                ------------
                                                                   1,515,168
                                                                ------------
AUTO PARTS & EQUIPMENT--0.1%
  Johnson Controls, Inc.                                2,015        190,659
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.2%
  Ford Motor Co.                                       19,410        153,145
  General Motors Corp.                                  5,801        177,743
                                                                ------------
                                                                     330,888
                                                                ------------
AUTOMOTIVE RETAIL--0.1%
  AutoNation, Inc. (b)                                  1,548         32,880
  AutoZone, Inc. (b)                                      509         65,223
                                                                ------------
                                                                      98,103
                                                                ------------
BIOTECHNOLOGY--1.2%
  Amgen, Inc. (b)                                      11,973        669,051
  Biogen Idec, Inc. (b)                                 3,512        155,863
  Celgene Corp. (b)                                     3,872        203,125
  Genzyme Corp. (b)                                     2,702        162,174
  Gilead Sciences, Inc. (b)                             4,757        363,910
  MedImmune, Inc. (b)                                   2,438         88,719
                                                                ------------
                                                                   1,642,842
                                                                ------------
BREWERS--0.3%
  Anheuser-Busch Cos., Inc.                             7,824        394,799
  Molson Coors Brewing Co. Class B                        473         44,755
                                                                ------------
                                                                     439,554
                                                                ------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
BROADCASTING & CABLE TV--1.1%
  CBS Corp. Class B                                     7,569   $    231,536
  Clear Channel Communications, Inc.                    5,089        178,319
  Comcast Corp. Class A (b)                            31,897        827,727
  DIRECTV Group, Inc. (The) (b)                         7,945        183,291
  Scripps (E.W.) Co. (The) Class A                        862         38,514
                                                                ------------
                                                                   1,459,387
                                                                ------------
BUILDING PRODUCTS--0.2%
  American Standard Cos., Inc.                          1,795         95,171
  Masco Corp.                                           4,016        110,038
                                                                ------------
                                                                     205,209
                                                                ------------
CASINOS & GAMING--0.2%
  Harrah's Entertainment, Inc.                          1,912        161,469
  International Game Technology                         3,469        140,078
                                                                ------------
                                                                     301,547
                                                                ------------
COAL & CONSUMABLE FUELS--0.1%
  Consol Energy, Inc.                                   1,872         73,251
  Peabody Energy Corp.                                  2,715        109,252
                                                                ------------
                                                                     182,503
                                                                ------------
COMMERCIAL PRINTING--0.1%
  Donnelley (R.R.) & Sons Co.                           2,243         82,071
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.5%
  ADC Telecommunications, Inc. (b)                      1,203         20,138
  Avaya, Inc. (b)                                       4,649         54,905
  Ciena Corp. (b)                                         874         24,428
  Cisco Systems, Inc. (b)                              61,947      1,581,507
  Corning, Inc. (b)                                    16,099        366,091
  JDS Uniphase Corp. (b)                                2,165         32,973
  Juniper Networks, Inc. (b)                            5,838        114,892
  Motorola, Inc.                                       24,516        433,198
  QUALCOMM, Inc.                                       16,989        724,751
  Tellabs, Inc. (b)                                     4,485         44,401
                                                                ------------
                                                                   3,397,284
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
  Best Buy Co., Inc.                                    4,152        202,286
  Circuit City Stores, Inc.                             1,468         27,202
  RadioShack Corp.                                      1,405         37,977
                                                                ------------
                                                                     267,465
                                                                ------------
COMPUTER HARDWARE--3.2%
  Apple, Inc. (b)                                       8,839        821,231
  Dell, Inc. (b)                                       23,298        540,747
  Hewlett-Packard Co.                                  27,450      1,101,843
  International Business Machines Corp.                15,441      1,455,469
  NCR Corp. (b)                                         1,844         88,088

                                                     SHARES         VALUE
                                                   ----------   ------------
COMPUTER HARDWARE--(CONTINUED)
  Sun Microsystems, Inc. (b)                           36,929   $    221,943
                                                                ------------
                                                                   4,229,321
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.5%
  EMC Corp. (b)                                        21,621        299,451
  Lexmark International, Inc. Class A (b)                 985         57,583
  Network Appliance, Inc. (b)                           3,806        138,995
  QLogic Corp. (b)                                      1,631         27,727
  SanDisk Corp. (b)                                     2,328        101,966
                                                                ------------
                                                                     625,722
                                                                ------------
CONSTRUCTION & ENGINEERING--0.1%
  Fluor Corp.                                             911         81,735
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
  Caterpillar, Inc.                                     6,623        443,940
  Cummins, Inc.                                           543         78,583
  Deere & Co.                                           2,327        252,805
  PACCAR, Inc.                                          2,546        186,876
  Terex Corp. (b)                                       1,052         75,492
                                                                ------------
                                                                   1,037,696
                                                                ------------
CONSTRUCTION MATERIALS--0.1%
  Vulcan Materials Co.                                    977        113,801
                                                                ------------
CONSUMER ELECTRONICS--0.0%
  Harman International Industries, Inc.                   675         64,854
                                                                ------------
CONSUMER FINANCE--0.9%
  American Express Co.                                 12,229        689,716
  Capital One Financial Corp.                           4,211        317,762
  SLM Corp.                                             4,210        172,189
                                                                ------------
                                                                   1,179,667
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  Affiliated Computer Services, Inc. Class A (b)        1,023         60,234
  Automatic Data Processing, Inc.                       5,644        273,170
  Computer Sciences Corp. (b)                           1,777         92,635
  Convergys Corp. (b)                                   1,402         35,625
  Electronic Data Systems Corp.                         5,276        146,040
  Fidelity National Information
    Services, Inc.                                      1,675         76,145
  First Data Corp.                                      7,723        207,749
  Fiserv, Inc. (b)                                      1,750         92,855
  Paychex, Inc.                                         3,479        131,750
  Sabre Holdings Corp. Class A                          1,370         44,867
  Western Union Co. (The)                               7,917        173,778
                                                                ------------
                                                                   1,334,848
                                                                ------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
DEPARTMENT STORES--0.7%
  Dillard's, Inc. Class A                                 630   $     20,620
  Federated Department Stores, Inc.                     5,386        242,639
  Kohl's Corp. (b)                                      3,354        256,950
  Nordstrom, Inc.                                       2,346        124,197
  Penney (J.C.) Co., Inc.                               2,307        189,543
  Sears Holdings Corp. (b)                                860        154,938
                                                                ------------
                                                                     988,887
                                                                ------------
DISTILLERS & VINTNERS--0.1%
  Brown-Forman Corp. Class B                              815         53,432
  Constellation Brands, Inc. Class  A (b)               2,163         45,812
                                                                ------------
                                                                      99,244
                                                                ------------
DISTRIBUTORS--0.1%
  Genuine Parts Co.                                     1,749         85,701
                                                                ------------
DIVERSIFIED BANKS--2.2%
  Comerica, Inc.                                        1,617         95,597
  U.S. Bancorp                                         18,166        635,265
  Wachovia Corp.                                       19,545      1,075,952
  Wells Fargo & Co.                                    34,651      1,193,034
                                                                ------------
                                                                   2,999,848
                                                                ------------
DIVERSIFIED CHEMICALS--0.9%
  Ashland, Inc.                                           572         37,523
  Dow Chemical Co. (The)                                9,837        451,125
  Du Pont (E.I.) de Nemours & Co.                       9,478        468,498
  Eastman Chemical Co.                                    851         53,894
  Hercules, Inc. (b)                                    1,194         23,331
  PPG Industries, Inc.                                  1,682        118,261
                                                                ------------
                                                                   1,152,632
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  Cintas Corp.                                          1,392         50,251
  Equifax, Inc.                                         1,281         46,693
                                                                ------------
                                                                      96,944
                                                                ------------
DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold, Inc.
    (Indonesia) (c)                                     3,427        226,809
                                                                ------------
DIVERSIFIED REITS--0.1%
  Vornado Realty Trust                                  1,336        159,438
                                                                ------------
DRUG RETAIL--0.8%
  CVS/Caremark Corp.                                   15,888        542,418
  Walgreen Co.                                         10,264        471,015
                                                                ------------
                                                                   1,013,433
                                                                ------------
EDUCATION SERVICES--0.0%
  Apollo Group, Inc. Class A (b)                        1,435         62,997
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
ELECTRIC UTILITIES--1.9%
  Allegheny Energy, Inc. (b)                            1,687   $     82,899
  American Electric Power Co., Inc.                     4,068        198,315
  Duke Energy Corp.                                    12,893        261,599
  Edison International                                  3,342        164,193
  Entergy Corp.                                         2,034        213,407
  Exelon Corp.                                          6,873        472,244
  FirstEnergy Corp.                                     3,274        216,870
  FPL Group, Inc.                                       4,160        254,467
  Pinnacle West Capital Corp.                           1,033         49,842
  PPL Corp.                                             3,948        161,473
  Progress Energy, Inc.                                 2,630        132,657
  Southern Co. (The)                                    7,684        281,619
                                                                ------------
                                                                   2,489,585
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Cooper Industries Ltd. Class A                        1,872         84,221
  Emerson Electric Co.                                  8,183        352,606
  Rockwell Automation, Inc.                             1,699        101,719
                                                                ------------
                                                                     538,546
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Agilent Technologies, Inc. (b)                        4,140        139,477
  Tektronix, Inc.                                         838         23,598
                                                                ------------
                                                                     163,075
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Jabil Circuit, Inc.                                   1,894         40,550
  Molex, Inc.                                           1,454         41,003
  Sanmina-SCI Corp. (b)                                 5,436         19,678
  Solectron Corp. (b)                                   9,272         29,207
                                                                ------------
                                                                     130,438
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Allied Waste Industries, Inc. (b)                     2,615         32,923
  Waste Management, Inc.                                5,467        188,119
                                                                ------------
                                                                     221,042
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
  Monsanto Co.                                          5,574        306,347
                                                                ------------
FOOD DISTRIBUTORS--0.2%
  SYSCO Corp.                                           6,328        214,076
                                                                ------------
FOOD RETAIL--0.4%
  Kroger Co. (The)                                      7,261        205,123
  Safeway, Inc.                                         4,518        165,540
  SUPERVALU, Inc.                                       2,130         83,219
  Whole Foods Market, Inc.                              1,442         64,674
                                                                ------------
                                                                     518,556
                                                                ------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
FOOTWEAR--0.2%
  Nike, Inc. Class B                                    1,945   $    206,676
                                                                ------------
FOREST PRODUCTS--0.1%
  Weyerhaeuser Co.                                      2,564        191,633
                                                                ------------
GAS UTILITIES--0.1%
  Nicor, Inc.                                             463         22,418
  Questar Corp.                                           888         79,219
                                                                ------------
                                                                     101,637
                                                                ------------
GENERAL MERCHANDISE STORES--0.5%
  Big Lots, Inc. (b)                                    1,123         35,128
  Dollar General Corp.                                  3,200         67,680
  Family Dollar Stores, Inc.                            1,555         46,059
  Target Corp.                                          8,809        522,021
                                                                ------------
                                                                     670,888
                                                                ------------
GOLD--0.1%
  Newmont Mining Corp.                                  4,625        194,204
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.5%
  AmerisourceBergen Corp.                               1,943        102,493
  Cardinal Health, Inc.                                 4,105        299,460
  McKesson Corp.                                        3,030        177,376
  Patterson Cos., Inc. (b)                              1,427         50,644
                                                                ------------
                                                                     629,973
                                                                ------------
HEALTH CARE EQUIPMENT--1.6%
  Bard (C.R.), Inc.                                     1,065         84,678
  Baxter International, Inc.                            6,664        350,993
  Becton, Dickinson & Co.                               2,509        192,917
  Biomet, Inc.                                          2,512        106,735
  Boston Scientific Corp. (b)                          12,146        176,603
  Hospira, Inc. (b)                                     1,599         65,399
  Medtronic, Inc.                                      11,810        579,399
  St. Jude Medical, Inc. (b)                            3,531        132,801
  Stryker Corp.                                         3,058        202,806
  Varian Medical Systems, Inc. (b)                      1,317         62,808
  Zimmer Holdings, Inc. (b)                             2,432        207,717
                                                                ------------
                                                                   2,162,856
                                                                ------------
HEALTH CARE FACILITIES--0.1%
  Manor Care, Inc.                                        747         40,607
  Tenet Healthcare Corp. (b)                            4,837         31,102
                                                                ------------
                                                                      71,709
                                                                ------------
HEALTH CARE SERVICES--0.4%
  Express Scripts, Inc. (b)                             1,391        112,281
  Laboratory Corporation of America Holdings (b)        1,255         91,151
  Medco Health Solutions, Inc. (b)                      2,954        214,254

                                                     SHARES         VALUE
                                                   ----------   ------------
HEALTH CARE SERVICES--(CONTINUED)
  Quest Diagnostics, Inc.                               1,628   $     81,188
                                                                ------------
                                                                     498,874
                                                                ------------
HEALTH CARE SUPPLIES--0.0%
  Bausch & Lomb, Inc.                                     556         28,445
                                                                ------------
HEALTH CARE TECHNOLOGY--0.0%
  IMS Health, Inc.                                      2,001         59,350
                                                                ------------
HOME ENTERTAINMENT SOFTWARE--0.1%
  Electronic Arts, Inc. (b)                             3,180        160,145
                                                                ------------
HOME FURNISHINGS--0.0%
  Leggett & Platt, Inc.                                 1,819         41,237
                                                                ------------
HOME IMPROVEMENT RETAIL--1.0%
  Home Depot, Inc. (The)                               20,931        769,005
  Lowe's Cos., Inc.                                    15,618        491,811
  Sherwin-Williams Co. (The)                            1,145         75,616
                                                                ------------
                                                                   1,336,432
                                                                ------------
HOMEBUILDING--0.2%
  Centex Corp.                                          1,228         51,306
  Horton (D.R.), Inc.                                   2,800         61,600
  KB Home                                                 788         33,624
  Lennar Corp. Class A                                  1,415         59,727
  Pulte Homes, Inc.                                     2,186         57,842
                                                                ------------
                                                                     264,099
                                                                ------------
HOMEFURNISHING RETAIL--0.1%
  Bed Bath & Beyond, Inc. (b)                           2,906        116,734
                                                                ------------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp.                                        4,537        212,604
  Hilton Hotels Corp.                                   3,989        143,444
  Marriott International, Inc. Class A                  3,382        165,583
  Starwood Hotels & Resorts Worldwide, Inc.             2,203        142,864
  Wyndham Worldwide Corp. (b)                           1,937         66,149
                                                                ------------
                                                                     730,644
                                                                ------------
HOUSEHOLD APPLIANCES--0.1%
  Black & Decker Corp. (The)                              673         54,930
  Snap-on, Inc.                                           604         29,052
  Stanley Works (The)                                     841         46,558
  Whirlpool Corp.                                         811         68,862
                                                                ------------
                                                                     199,402
                                                                ------------
HOUSEHOLD PRODUCTS--2.1%
  Clorox Co. (The)                                      1,551         98,783
  Colgate-Palmolive Co.                                 5,266        351,716
  Kimberly-Clark Corp.                                  4,681        320,602

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
HOUSEHOLD PRODUCTS--(CONTINUED)
  Procter & Gamble Co. (The)                           32,362   $  2,043,984
                                                                ------------
                                                                   2,815,085
                                                                ------------
HOUSEWARES & SPECIALTIES--0.2%
  Fortune Brands, Inc.                                  1,566        123,432
  Newell Rubbermaid, Inc.                               2,847         88,513
                                                                ------------
                                                                     211,945
                                                                ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
  Monster Worldwide, Inc. (b)                           1,318         62,434
  Robert Half International, Inc.                       1,723         63,768
                                                                ------------
                                                                     126,202
                                                                ------------
HYPERMARKETS & SUPER CENTERS--1.1%
  Costco Wholesale Corp.                                4,639        249,764
  Wal-Mart Stores, Inc.                                25,221      1,184,126
                                                                ------------
                                                                   1,433,890
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
  AES Corp. (The) (b)                                   6,812        146,594
  Constellation Energy Group, Inc.                      1,862        161,901
  Dynegy, Inc. Class A (b)                              4,873         45,124
  TXU Corp.                                             4,710        301,911
                                                                ------------
                                                                     655,530
                                                                ------------
INDUSTRIAL CONGLOMERATES--3.3%
  3M Co.                                                7,527        575,289
  General Electric Co. (d)                            105,464      3,729,207
  Textron, Inc.                                         1,285        115,393
                                                                ------------
                                                                   4,419,889
                                                                ------------
INDUSTRIAL GASES--0.3%
  Air Products and Chemicals, Inc.                      2,220        164,191
  Praxair, Inc.                                         3,286        206,887
                                                                ------------
                                                                     371,078
                                                                ------------
INDUSTRIAL MACHINERY--0.7%
  Danaher Corp.                                         2,441        174,409
  Dover Corp.                                           2,099        102,452
  Eaton Corp.                                           1,499        125,256
  Illinois Tool Works, Inc.                             4,241        218,836
  ITT Corp.                                             1,864        112,437
  Pall Corp.                                            1,266         48,108
  Parker Hannifin Corp.                                 1,187        102,450
                                                                ------------
                                                                     883,948
                                                                ------------
INDUSTRIAL REITS--0.1%
  ProLogis                                              2,628        170,636
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------   ------------
INSURANCE BROKERS--0.2%
  AON Corp.                                             3,060   $    116,158
  Marsh & McLennan Cos., Inc.                           5,669        166,045
                                                                ------------
                                                                     282,203
                                                                ------------
INTEGRATED OIL & GAS--6.1%
  Chevron Corp.                                        22,130      1,636,735
  ConocoPhillips                                       16,862      1,152,518
  Exxon Mobil Corp. (d)                                58,391      4,405,601
  Hess Corp.                                            2,771        153,707
  Marathon Oil Corp.                                    3,547        350,550
  Murphy Oil Corp.                                      1,924        102,741
  Occidental Petroleum Corp.                            8,596        423,869
                                                                ------------
                                                                   8,225,721
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
  AT&T, Inc.                                           64,039      2,525,073
  CenturyTel, Inc.                                      1,142         51,607
  Citizens Communications Co.                           3,474         51,936
  Embarq Corp.                                          1,547         87,173
  Qwest Communications
    International, Inc. (b)                            16,087        144,622
  Verizon Communications, Inc.                         29,844      1,131,685
  Windstream Corp.                                      4,889         71,819
                                                                ------------
                                                                   4,063,915
                                                                ------------
INTERNET RETAIL--0.2%
  Amazon.com, Inc. (b)                                  3,196        127,169
  IAC/InterActiveCorp. (b)                              2,227         83,980
                                                                ------------
                                                                     211,149
                                                                ------------
INTERNET SOFTWARE & SERVICES--1.4%
  eBay, Inc. (b)                                       11,653        386,297
  Google, Inc. Class A (b)                              2,232      1,022,613
  VeriSign, Inc. (b)                                    2,514         63,152
  Yahoo!, Inc. (b)                                     12,521        391,782
                                                                ------------
                                                                   1,863,844
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.5%
  Bear Stearns Cos., Inc. (The)                         1,228        184,630
  Charles Schwab Corp. (The)                           10,534        192,667
  E*TRADE Financial Corp. (b)                           4,381         92,965
  Goldman Sachs Group, Inc. (The)                       4,219        871,772
  Lehman Brothers Holdings, Inc.                        5,396        378,098
  Merrill Lynch & Co., Inc.                             9,070        740,747
  Morgan Stanley                                       11,473        903,613
                                                                ------------
                                                                   3,364,492
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.1%
  Cognizant Technology Solutions
    Corp. Class A (b)                                   1,467        129,492

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
IT CONSULTING & OTHER SERVICES--(CONTINUED)
  Unisys Corp. (b)                                      3,541   $     29,851
                                                                ------------
                                                                     159,343
                                                                ------------
LEISURE PRODUCTS--0.1%
  Brunswick Corp.                                         931         29,652
  Hasbro, Inc.                                          1,643         47,023
  Mattel, Inc.                                          4,032        111,162
                                                                ------------
                                                                     187,837
                                                                ------------
LIFE & HEALTH INSURANCE--1.2%
  AFLAC, Inc.                                           5,045        237,418
  Lincoln National Corp.                                2,839        192,456
  MetLife, Inc.                                         7,719        487,455
  Principal Financial Group, Inc. (The)                 2,747        164,463
  Prudential Financial, Inc.                            4,810        434,150
  Torchmark Corp.                                       1,005         65,918
  Unum Group                                            3,514         80,927
                                                                ------------
                                                                   1,662,787
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
  Applera Corp. - Applied Biosystems Group              1,883         55,680
  Millipore Corp. (b)                                     553         40,076
  PerkinElmer, Inc.                                     1,249         30,251
  Thermo Fisher Scientific, Inc. (b)                    4,308        201,399
  Waters Corp. (b)                                      1,050         60,900
                                                                ------------
                                                                     388,306
                                                                ------------
MANAGED HEALTH CARE--1.4%
  Aetna, Inc.                                           5,296        231,912
  CIGNA Corp.                                           1,000        142,660
  Coventry Health Care, Inc. (b)                        1,636         91,698
  Humana, Inc. (b)                                      1,710         99,214
  UnitedHealth Group, Inc.                             13,890        735,753
  WellPoint, Inc. (b)                                   6,281        509,389
                                                                ------------
                                                                   1,810,626
                                                                ------------
METAL & GLASS CONTAINERS--0.1%
  Ball Corp.                                            1,057         48,463
  Pactiv Corp. (b)                                      1,363         45,988
                                                                ------------
                                                                      94,451
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc.                                 2,641        155,159
                                                                ------------
MOVIES & ENTERTAINMENT--1.7%
  News Corp. Class A                                   24,063        556,336
  Time Warner, Inc.                                    39,132        771,683
  Viacom, Inc. Class B (b)                              7,099        291,840

                                                     SHARES         VALUE
                                                   ----------   ------------
MOVIES & ENTERTAINMENT--(CONTINUED)
  Walt Disney Co. (The)                                21,009   $    723,340
                                                                ------------
                                                                   2,343,199
                                                                ------------
MULTI-LINE INSURANCE--1.8%
  American International Group, Inc.                   26,682      1,793,564
  Genworth Financial, Inc. Class A                      4,521        157,964
  Hartford Financial Services Group, Inc. (The)         3,279        313,407
  Loews Corp.                                           4,626        210,159
                                                                ------------
                                                                   2,475,094
                                                                ------------
MULTI-UTILITIES--1.2%
  Ameren Corp.                                          2,119        106,586
  CenterPoint Energy, Inc.                              3,283         58,897
  CMS Energy Corp.                                      2,290         40,762
  Consolidated Edison, Inc.                             2,642        134,900
  Dominion Resources, Inc.                              3,579        317,708
  DTE Energy Co.                                        1,817         87,034
  Integrys Energy Group, Inc.                             771         42,800
  KeySpan Corp.                                         1,801         74,111
  NiSource, Inc.                                        2,809         68,652
  PG&E Corp.                                            3,598        173,675
  Public Service Enterprise Group, Inc.                 2,592        215,240
  Sempra Energy                                         2,696        164,483
  TECO Energy, Inc.                                     2,150         37,001
  Xcel Energy, Inc.                                     4,182        103,254
                                                                ------------
                                                                   1,625,103
                                                                ------------
OFFICE ELECTRONICS--0.1%
  Xerox Corp. (b)                                       9,733        164,390
                                                                ------------
OFFICE REITS--0.1%
  Boston Properties, Inc.                               1,220        143,228
                                                                ------------
OFFICE SERVICES & SUPPLIES--0.1%
  Avery Dennison Corp.                                    940         60,404
  Pitney Bowes, Inc.                                    2,259        102,536
                                                                ------------
                                                                     162,940
                                                                ------------
OIL & GAS DRILLING--0.4%
  ENSCO International, Inc.                             1,547         84,157
  Noble Corp.                                           1,379        108,500
  Rowan Cos., Inc.                                      1,133         36,789
  Transocean, Inc. (b)                                  3,005        245,508
                                                                ------------
                                                                     474,954
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.4%
  Baker Hughes, Inc.                                    3,284        217,171
  BJ Services Co.                                       3,007         83,895
  Halliburton Co.                                      10,248        325,272
  National Oilwell Varco, Inc. (b)                      1,803        140,255

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
  Schlumberger Ltd.                                    12,087   $    835,212
  Smith International, Inc.                             2,045         98,262
  Weatherford International Ltd. (b)                    3,468        156,407
                                                                ------------
                                                                   1,856,474
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
  Anadarko Petroleum Corp.                              4,756        204,413
  Apache Corp.                                          3,394        239,956
  Chesapeake Energy Corp.                               4,199        129,665
  Devon Energy Corp.                                    4,558        315,505
  EOG Resources, Inc.                                   2,502        178,492
  XTO Energy, Inc.                                      3,774        206,853
                                                                ------------
                                                                   1,274,884
                                                                ------------
OIL & GAS REFINING & MARKETING--0.4%
  Sunoco, Inc.                                          1,244         87,627
  Valero Energy Corp.                                   6,196        399,580
                                                                ------------
                                                                     487,207
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
  El Paso Corp.                                         7,162        103,634
  Kinder Morgan, Inc.                                   1,110        118,159
  Spectra Energy Corp.                                  6,439        169,153
  Williams Cos., Inc. (The)                             6,132        174,517
                                                                ------------
                                                                     565,463
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
  Bank of America Corp.                                45,868      2,340,185
  Citigroup, Inc.                                      50,280      2,581,375
  JPMorgan Chase & Co.                                 35,623      1,723,441
                                                                ------------
                                                                   6,645,001
                                                                ------------
PACKAGED FOODS & MEATS--0.9%
  Campbell Soup Co.                                     2,240         87,248
  ConAgra Foods, Inc.                                   5,181        129,059
  Dean Foods Co.                                        1,322         61,790
  General Mills, Inc.                                   3,549        206,623
  Heinz (H.J.) Co.                                      3,332        157,004
  Hershey Co. (The)                                     1,775         97,021
  Kellogg Co.                                           2,571        132,227
  McCormick & Co., Inc.                                 1,335         51,424
  Sara Lee Corp.                                        7,522        127,272
  Tyson Foods, Inc. Class A                             2,587         50,214
  Wrigley (Wm.) Jr. Co.                                 2,237        113,930
                                                                ------------
                                                                   1,213,812
                                                                ------------
PAPER PACKAGING--0.1%
  Bemis Co., Inc.                                       1,073         35,827
  Sealed Air Corp.                                      1,668         52,709

                                                     SHARES         VALUE
                                                   ----------   ------------
PAPER PACKAGING--(CONTINUED)
  Temple-Inland, Inc.                                   1,078   $     64,400
                                                                ------------
                                                                     152,936
                                                                ------------
PAPER PRODUCTS--0.2%
  International Paper Co.                               4,642        168,969
  MeadWestvaco Corp.                                    1,874         57,794
                                                                ------------
                                                                     226,763
                                                                ------------
PERSONAL PRODUCTS--0.2%
  Avon Products, Inc.                                   4,524        168,564
  Lauder (Estee) Cos., Inc. (The) Class A               1,193         58,278
                                                                ------------
                                                                     226,842
                                                                ------------
PHARMACEUTICALS--6.1%
  Abbott Laboratories                                  15,826        883,091
  Allergan, Inc.                                        1,577        174,763
  Barr Pharmaceuticals, Inc. (b)                        1,101         51,031
  Bristol-Myers Squibb Co.                             20,712        574,965
  Forest Laboratories, Inc. (b)                         3,260        167,694
  Johnson & Johnson                                    29,682      1,788,637
  King Pharmaceuticals, Inc. (b)                        2,494         49,057
  Lilly (Eli) & Co.                                    10,119        543,492
  Merck & Co., Inc.                                    22,219        981,413
  Mylan Laboratories, Inc.                              2,510         53,061
  Pfizer, Inc.                                         72,683      1,835,973
  Schering-Plough Corp.                                15,258        389,232
  Watson Pharmaceuticals, Inc. (b)                      1,060         28,016
  Wyeth                                                13,806        690,714
                                                                ------------
                                                                   8,211,139
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.1%
  Eastman Kodak Co.                                     2,949         66,529
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.1%
  Allstate Corp. (The)                                  6,346        381,141
  AMBAC Financial Group, Inc.                           1,050         90,710
  Chubb Corp. (The)                                     4,190        216,497
  Cincinnati Financial Corp.                            1,773         75,175
  MBIA, Inc.                                            1,382         90,507
  Progressive Corp. (The)                               7,635        166,596
  Safeco Corp.                                          1,089         72,342
  Travelers Cos., Inc. (The)                            6,929        358,714
                                                                ------------
                                                                   1,451,682
                                                                ------------
PUBLISHING--0.4%
  Dow Jones & Co., Inc.                                   673         23,198
  Gannett Co., Inc.                                     2,408        135,546
  Gemstar-TV Guide International, Inc. (b)                247          1,035
  McGraw-Hill Cos., Inc. (The)                          3,640        228,883
  Meredith Corp.                                          401         23,013
  New York Times Co. (The) Class A                      1,476         34,701

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
PUBLISHING--(CONTINUED)
  Tribune Co.                                           1,823   $     58,537
                                                                ------------
                                                                     504,913
                                                                ------------
RAILROADS--0.7%
  Burlington Northern Santa Fe Corp.                    3,681        296,063
  CSX Corp.                                             4,480        179,424
  Norfolk Southern Corp.                                4,071        205,993
  Union Pacific Corp.                                   2,777        282,004
                                                                ------------
                                                                     963,484
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
  CB Richard Ellis Group, Inc. Class A (b)              1,912         65,352
  Realogy Corp. (b)                                     2,232         66,090
                                                                ------------
                                                                     131,442
                                                                ------------
REGIONAL BANKS--1.7%
  BB&T Corp.                                            5,559        228,030
  Commerce Bancorp, Inc.                                1,923         64,190
  Compass Bancshares, Inc.                              1,343         92,398
  Fifth Third Bancorp                                   5,705        220,726
  First Horizon National Corp.                          1,288         53,491
  Huntington Bancshares, Inc.                           2,415         52,768
  KeyCorp                                               4,060        152,128
  M&T Bank Corp.                                          788         91,274
  Marshall & Ilsley Corp.                               2,623        121,471
  National City Corp.                                   6,076        226,331
  PNC Financial Services Group,
    Inc. (The)                                          3,550        255,493
  Regions Financial Corp.                               7,505        265,452
  SunTrust Banks, Inc.                                  3,644        302,598
  Synovus Financial Corp.                               3,350        108,339
  Zions Bancorp                                         1,128         95,339
                                                                ------------
                                                                   2,330,028
                                                                ------------
RESIDENTIAL REITS--0.3%
  Apartment Investment & Management Co. Class A           998         57,575
  Archstone-Smith Trust                                 2,259        122,618
  AvalonBay Communities, Inc.                             700         91,000
  Equity Residential                                    3,022        145,751
                                                                ------------
                                                                     416,944
                                                                ------------
RESTAURANTS--0.8%
  Darden Restaurants, Inc.                              1,489         61,332
  McDonald's Corp.                                     12,343        556,052
  Starbucks Corp. (b)                                   7,702        241,535
  Wendy's International, Inc.                             989         30,956
  Yum! Brands, Inc.                                     2,704        156,183
                                                                ------------
                                                                   1,046,058
                                                               -------------

                                                     SHARES         VALUE
                                                   ----------   ------------
RETAIL REITS--0.3%
  Developers Diversified Realty  Corp.                    900   $     56,610
  Kimco Realty Corp.                                    2,318        112,980
  Simon Property Group, Inc.                            2,273        252,871
                                                                ------------
                                                                     422,461
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc.                              14,326        262,452
  KLA-Tencor Corp.                                      2,048        109,199
  Novellus Systems, Inc. (b)                            1,290         41,306
  Teradyne, Inc. (b)                                    1,946         32,187
                                                                ------------
                                                                     445,144
                                                                ------------
SEMICONDUCTORS--1.9%
  Advanced Micro Devices, Inc. (b)                      5,691         74,325
  Altera Corp. (b)                                      3,657         73,103
  Analog Devices, Inc.                                  3,423        118,059
  Broadcom Corp. Class A (b)                            4,836        155,091
  Intel Corp.                                          59,146      1,131,463
  Linear Technology Corp.                               3,070         96,981
  LSI Corp. (b)                                         4,342         45,331
  Maxim Integrated Products, Inc.                       3,289         96,697
  Micron Technology, Inc. (b)                           7,741         93,511
  National Semiconductor Corp.                          2,909         70,223
  NVIDIA Corp. (b)                                      3,646        104,932
  PMC-Sierra, Inc. (b)                                  2,171         15,219
  Texas Instruments, Inc.                              14,804        445,600
  Xilinx, Inc.                                          3,404         87,585
                                                                ------------
                                                                   2,608,120
                                                                ------------
SOFT DRINKS--1.6%
  Coca-Cola Co. (The)                                  20,659        991,632
  Coca-Cola Enterprises, Inc.                           2,854         57,794
  Pepsi Bottling Group, Inc. (The)                      1,348         42,988
  PepsiCo, Inc.                                        16,797      1,067,617
                                                                ------------
                                                                   2,160,031
                                                                ------------
SPECIALIZED CONSUMER SERVICES--0.1%
  Block (H&R), Inc.                                     3,306         69,558
                                                                ------------
SPECIALIZED FINANCE--0.3%
  Chicago Mercantile Exchange Holdings, Inc. Class A      360        191,686
  CIT Group, Inc.                                       1,985        105,046
  Moody's Corp.                                         2,399        148,882
                                                                ------------
                                                                     445,614
                                                                ------------
SPECIALIZED REITS--0.2%
  Host Hotels & Resorts, Inc.                           4,500        118,395
  Plum Creek Timber Co., Inc.                           1,818         71,665

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
SPECIALIZED REITS--(CONTINUED)
  Public Storage, Inc.                                  1,258   $    119,095
                                                                ------------
                                                                     309,155
                                                                ------------
SPECIALTY CHEMICALS--0.2%
  Ecolab, Inc.                                          1,825         78,475
  International Flavors & Fragrances, Inc.                807         38,106
  Rohm and Haas Co.                                     1,469         75,977
  Sigma-Aldrich Corp.                                   1,354         56,218
                                                                ------------
                                                                     248,776
                                                                ------------
SPECIALTY STORES--0.3%
  Office Depot, Inc. (b)                                2,836         99,657
  OfficeMax, Inc.                                         771         40,663
  Staples, Inc.                                         7,354        190,027
  Tiffany & Co.                                         1,388         63,126
                                                                ------------
                                                                     393,473
                                                                ------------
STEEL--0.3%
  Allegheny Technologies, Inc.                          1,042        111,171
  Nucor Corp.                                           3,088        201,121
  United States Steel Corp.                             1,215        120,492
                                                                ------------
                                                                     432,784
                                                                ------------
SYSTEMS SOFTWARE--2.7%
  BMC Software, Inc. (b)                                2,092         64,413
  CA, Inc.                                              4,219        109,314
  Microsoft Corp.                                      88,378      2,463,095
  Novell, Inc. (b)                                      3,477         25,104
  Oracle Corp. (b)                                     40,924        741,952
  Symantec Corp. (b)                                    9,482        164,038
                                                                ------------
                                                                   3,567,916
                                                                ------------
THRIFTS & MORTGAGE FINANCE--1.3%
  Countrywide Financial Corp.                           6,049        203,488
  Fannie Mae                                            9,927        541,816
  Freddie Mac                                           7,107        422,795
  Hudson City Bancorp, Inc.                             5,076         69,440
  MGIC Investment Corp.                                   859         50,612
  Sovereign Bancorp, Inc.                               3,704         94,230
  Washington Mutual, Inc.                               9,118        368,185
                                                                ------------
                                                                   1,750,566
                                                                ------------
TIRES & RUBBER--0.0%
  Goodyear Tire & Rubber Co. (The) (b)                  1,849         57,670
                                                                ------------
TOBACCO--1.6%
  Altria Group, Inc.                                   21,523      1,889,935
  Reynolds American, Inc.                               1,759        109,779
  UST, Inc.                                             1,647         95,493
                                                                ------------
                                                                   2,095,207
                                                                ------------

                                                     SHARES        VALUE
                                                   ----------  -------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
  Grainger (W.W.), Inc.                                   734  $      56,694
                                                               -------------
TRUCKING--0.0%
  Ryder System, Inc.                                      628         30,986
                                                               -------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
  Alltel Corp.                                          3,695        229,090
  Sprint Nextel Corp.                                  29,768        564,401
                                                               -------------
                                                                     793,491
                                                               =============
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $99,964,005)                                  129,136,480
                                                               -------------
FOREIGN COMMON STOCKS (c)--0.9%

INDUSTRIAL CONGLOMERATES--0.5%
  Tyco International Ltd. (United States)              20,278        639,771
                                                               -------------
INDUSTRIAL MACHINERY--0.1%
  Ingersoll-Rand Co. Ltd. Class A (United
  States)                                               3,157        136,919
                                                               -------------
OIL & GAS DRILLING--0.1%
  Nabors Industries Ltd. (United States) (b)            2,856         84,737
                                                               -------------
PROPERTY & CASUALTY INSURANCE--0.2%
  ACE Ltd. (United States)                              3,351        191,208
  XL Capital Ltd. Class A (United States)               1,857        129,916
                                                               -------------
                                                                     321,124
                                                               -------------
SEMICONDUCTOR EQUIPMENT--0.0%
  Verigy Ltd. (Singapore) (b)                             174          4,084
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $813,866)                                       1,186,635
                                                               -------------
RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
  Seagate Technology Tax Refund Rights (e)              7,900              0
                                                               =============
TOTAL RIGHTS
  (Identified cost $0)                                                     0
                                                               -------------
TOTAL LONG TERM INVESTMENTS--97.3%
  (Identified Cost $100,777,871)                                 130,323,115
                                                               -------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

SHORT-TERM INVESTMENTS--2.8%
                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   ------------
EPURCHASE AGREEMENTS--2.8%
  State Street Bank and Trust Co.
    repurchase agreement 2.55% dated
    3/30/07, due 4/2/07, repurchase
    price $3,788,805 collateralized
    by U.S. Treasury Note 4.375%,
    1/31/08 market value $3,864,825                 $   3,788   $  3,788,000
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,788,000)                                     3,788,000
                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $104,565,871)                                 134,111,115(a)
  Other assets and liabilities, net--(0.1)%                          (93,603)
                                                                ------------
NET ASSETS--100.0%                                              $134,017,512
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,480,962 and gross depreciation of $1,113,183 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $107,743,336.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion segregated as collateral for futures contracts.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

       Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2007, the total value of these securities represented the following approximate percentage of net assets:

                  Series                              Percentage of Net Assets
                  ------                              ------------------------

       Multi-Sector Fixed Income                                    3.1%
       Multi-Sector Short Term Bond                                 5.1

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

       Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

       In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   B. SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

       Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

       A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

     At March 31, 2007, the Fund had entered into forward currency contracts as follows:

                                                                                                 Net Unrealized
                                                                                                  Appreciation
                        Contract to Receive    In Exchange For   Settlement Date      Value      (Depreciation)
                        -------------------    ---------------   ---------------   ----------    --------------
Multi-Sector
Fixed Income              JPY 211,170,300      USD 1,764,753         5/7/07        $1,801,624        $36,871
                          JPY 145,262,500      USD 1,250,000         6/5/07         1,243,680         (6,320)
                          JPY 142,657,500      USD 1,250,000         6/7/07         1,221,679        (28,321)
                                                                                                     -------
                                                                                                      $2,230
                                                                                                     =======

Multi-Sector Short
Term Bond                  JPY 42,683,625        USD 355,721        4/24/07         $ 363,545        $ 7,824
                           JPY 26,862,895        USD 224,494         5/7/07           229,184          4,690
                           JPY 13,364,150        USD 115,000         6/5/07           114,419           (581)
                           JPY 26,248,980        USD 230,000         6/7/07           224,789         (5,211)
                                                                                                     -------
                                                                                                      $6,722
                                                                                                     =======

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

                                                                                                 Net Unrealized
                                                                                                  Appreciation
                        Contract to Receive    In Exchange For   Settlement Date      Value      (Depreciation)
                        -------------------    ---------------   ---------------   ----------    --------------
Strategic
Allocation                 JPY 38,433,150        USD 321,186         5/7/07          $327,897         $6,711

 JPY    Japanese Yen      USD   United States Dollar

   F. FUTURES CONTRACTS

       A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

         At March 31, 2007, the Fund had entered into futures contracts as follows:

                                                                     Value of                     Net Unrealized
                                                    Number of        Contracts    Market Value     Appreciation
                          Expiration Date           Contracts       when Opened   of Contracts    (Depreciation)
                        -------------------    ---------------   ---------------  ------------   --------------
 Van Kampen Equity
500 Index
S&P 500(R) Index                June `07                   8         $2,838,900    $2,862,400        $23,500

S&P 500(R) Index
E-Mini                          June `07                  10            699,250       715,625         16,375
                                                                                                     -------
                                                                                                     $39,875
                                                                                                     =======

   G. REIT INVESTMENTS

       With respect to the Duff & Phelps Real Estate Securities Series, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

   H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

       Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   I. SECURITY LENDING

       Certain series may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the series receive collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the series net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   J. REPURCHASE AGREEMENTS

       A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

   K. LOAN AGREEMENTS

       Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

       A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

   L. CREDIT LINKED NOTES

       Certain series may invest in credit-linked notes, which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

       Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

       At March 31, 2007, the series held securities in specific sectors as detailed below:

  SERIES                                   SECTOR                           PERCENTAGE OF TOTAL NET ASSETS
-----------------                          ---------------                  ------------------------------
  Mid Cap Growth                           Information Technology                   34%
  Aberdeen International                   Financials                               28
  Sanford Bernstein Mid-Cap Value          Financials                               25
  Sanford Bernstein Small-Cap Value        Financials                               26
  Van Kampen Comstock                      Financials                               27



       High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments.

       Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

       At March 31, 2007, the Fund held the following restricted securities:

                                                                     Market          % of
                                     Acquisition     Acquisition     Value at        Net Assets
                                     Date            Cost            3/31/07         at 3/31/07
                                     ----------------------------------------------------------
Alger Small-Cap Growth
      Autobytel, Inc.                 6/20/03        $20,288         $13,300         0.0%

Van Kampen Equity 500 Index
      Seagate Technology
      Tax Refund Rights              11/20/00              0               0         0.0%


      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    The Phoenix Edge Series Fund
            ----------------------------------------------------------------

By (Signature and Title)*       /s/ Philip K. Polkinghorn
                         ---------------------------------------------------
                                Philip K. Polkinghorn, President
                                (principal executive officer)

Date    May 29, 2007
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Philip K. Polkinghorn
                         ---------------------------------------------------
                                Philip K. Polkinghorn, President
                                (principal executive officer)

Date    May 29, 2007
    ------------------------------------------------------------------------


By (Signature and Title)*       /s/ W. Patrick Bradley
                         ---------------------------------------------------
                                W. Patrick Bradley, Vice President, Chief
                                Financial Officer, Treasurer and Principal
                                Accounting Officer
                                (principal financial officer)

Date    May 29, 2007
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.